NATIONWIDE

VARIABLE

ACCOUNT-4

Annual Report

to

Contract Owners

December 31, 2014

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and Contract Owners of Nationwide Variable Account-4:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-4 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2014, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2014, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
Columbus, Ohio
March 13, 2015

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Assets:
Investments at fair value:

VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
456,647 shares (cost $5,624,206)	$5,434,101
Global Small Capitalization Fund - Class 4 (AMVGS4)
65,285 shares (cost $1,722,491)	1,692,189
Global Allocation V.I. Fund - Class III (MLVGA3)
2,063,968 shares (cost $31,271,053)	29,246,420
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)
98,385 shares (cost $655,436)	513,570
Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund (DXVIMF)
14,675 shares (cost $618,229)	669,640
Insurance Trust - Direxion VP Indexed Commodity Strategy Fund (DXVIC)
608 shares (cost $23,198)	22,338
Dynamic VP HY Bond Fund (DXVHY)
66,455 shares (cost $1,084,052)	1,046,465
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
9,125 shares (cost $106,598)	107,859
VI Balanced-Risk Allocation Fund- Series II Shares (IVBRA2)
152,192 shares (cost $1,897,851)	1,852,179
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
194,907 shares (cost $4,363,693)	3,890,350
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)
158,778 shares (cost $2,545,306)	2,575,374
The Merger Fund VL (MGRFV)
94,579 shares (cost $1,060,176)	1,028,079
UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)
182,203 shares (cost $1,677,609)	1,689,021
Emerging Markets Debt Portfolio - Class II (MSEMB)
432,172 shares (cost $3,577,766)	3,414,160
Global Tactical Asset Allocation Portfolio - Class II (MSVGT2)
148,320 shares (cost $1,577,153)	1,518,794
Global Real Estate Portfolio - Class II (VKVGR2)
615,761 shares (cost $6,161,418)	6,508,589
NVIT Flexible Moderate Growth Fund Class P (NVFMGP)
90,122 shares (cost $927,121)	884,100
NVIT Flexible Fixed Income Fund Class P (NVFIP)
56,251 shares (cost $563,967)	538,883
Lazard NVIT Flexible Opportunistic Strategies Fund P (NLFOSP)
60,320 shares (cost $618,834)	617,681
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
950,234 shares (cost $22,265,041)	23,660,819
Federated NVIT High Income Bond Fund - Class I (HIBF)
500,993 shares (cost $3,486,882)	3,331,604
NVIT Emerging Markets Fund - Class I (GEM)
248,878 shares (cost $2,879,821)	2,740,148
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
379,407 shares (cost $4,260,396)	4,131,740
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
1,808,784 shares (cost $21,783,023)	21,416,007
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
1,177,732 shares (cost $14,209,587)	14,227,004
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
1,479,261 shares (cost $16,227,267)	15,754,128

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2,343,713 shares (cost $28,685,511)	28,147,998
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
372,956 shares (cost $4,170,705)	4,143,543
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
1,363,344 shares (cost $16,091,259)	15,623,922
NVIT Core Plus Bond Fund - Class II (NVLCP2)
1,076,427 shares (cost $12,480,640)	12,303,562
NVIT Nationwide Fund - Class I (TRF)
219,485 shares (cost $3,022,201)	3,208,866
NVIT Government Bond Fund - Class I (GBF)
596,814 shares (cost $6,668,651)	6,606,733
American Century NVIT Growth Fund -Class II (CAF2)
87,524 shares (cost $1,219,652)	1,272,594
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
502,935 shares (cost $6,345,213)	6,502,951
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
132,159 shares (cost $2,026,042)	2,044,494
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
238,634 shares (cost $4,249,639)	4,252,465
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
952,422 shares (cost $10,141,896)	9,933,765
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
1,370,190 shares (cost $17,894,914)	18,305,734
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
535,700 shares (cost $7,290,080)	7,430,156
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
813,711 shares (cost $9,769,780)	9,683,155
NVIT Money Market Fund - Class I (SAM)
108,225 shares (cost $108,225)	108,225
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
267,193 shares (cost $3,181,763)	2,944,472
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
365,111 shares (cost $4,000,950)	3,654,759
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
337,204 shares (cost $4,485,827)	4,501,676
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
482,724 shares (cost $5,807,878)	5,667,177
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
20,435 shares (cost $174,161)	257,069
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
360,555 shares (cost $4,617,404)	4,434,821
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
740,247 shares (cost $9,199,246)	8,764,520
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
117,484 shares (cost $2,502,055)	2,464,805
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
313,309 shares (cost $4,995,878)	4,969,087
NVIT Multi-Manager Small Company Fund - Class I (SCF)
143,021 shares (cost $3,448,666)	3,353,850
NVIT Multi-Sector Bond Fund - Class I (MSBF)
399,049 shares (cost $3,737,690)	3,639,325
NVIT Short Term Bond Fund - Class II (NVSTB2)
970,135 shares (cost $10,147,947)	10,060,305
NVIT Real Estate Fund - Class II (NVRE2)
534,994 shares (cost $4,407,436)	4,493,946

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

NVIT Money Market Fund - Class II (NVMM2)
206,063,589 shares (cost $206,063,589)	206,063,589
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
520,998 shares (cost $5,939,173)	6,027,952
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
137,429 shares (cost $1,682,309)	1,632,653
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
56,156 shares (cost $617,709)	583,464
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
93,929 shares (cost $1,016,994)	976,860
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
48,360 shares (cost $513,704)	513,588
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
30,658 shares (cost $329,230)	324,362
7Twelve Balanced Portfolio (NO7TB)
167,183 shares (cost $1,951,173)	1,885,826
Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)
338,058 shares (cost $3,331,862)	3,664,544
Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)
1,054,048 shares (cost $11,060,154)	10,392,913
BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)
1,594,436 shares (cost $15,697,533)	15,673,305
Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class (PMUBA)
360,505 shares (cost $3,776,299)	3,767,279
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
156,382 shares (cost $1,953,016)	1,884,407
VP Income & Growth Fund - Class III (ACVIG3)
1,267,559 shares (cost $12,000,046)	12,815,020
VP Inflation Protection Fund - Class II (ACVIP2)
999,919 shares (cost $10,600,235)	10,389,157
VP Ultra(R) Fund - Class III (ACVU3)
64,796 shares (cost $903,507)	1,043,857
VP Value Fund - Class III (ACVV3)
1,755,760 shares (cost $14,532,088)	16,521,699
Mid Cap Stock Portfolio- Service Shares (DVMCSS)
50,653 shares (cost $1,154,278)	1,163,504
Quality Bond Fund II - Primary Shares (FQB)
459 shares (cost $5,060)	5,242
VIP Asset Manager Portfolio - Service Class 2 (FAM2)
109,624 shares (cost $1,879,248)	1,844,969
VIP Contrafund(R) Portfolio - Service - Class 2R (FC2R)
227,449 shares (cost $5,696,893)	8,331,458
VIP Equity-Income Portfolio - Service Class 2 R (FEI2R)
584,512 shares (cost $13,144,075)	13,829,555
VIP Growth Portfolio - Service Class 2 R (FG2R)
610,112 shares (cost $37,847,393)	38,138,098
VIP High Income Portfolio - Service Class 2R (FHI2R)
681,248 shares (cost $3,950,765)	3,658,299
Franklin Income Securities Fund - Class 2 (FTVIS2)
815,766 shares (cost $13,479,207)	13,052,260
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
180,552 shares (cost $4,159,851)	3,991,994
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
838,730 shares (cost $6,020,790)	6,223,375
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)
103,571 shares (cost $1,710,548)	2,016,521

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Western Asset Variable Global High Yield Bond Portfolio - Class II (LPWHY2)
241,671 shares (cost $2,025,505)	1,836,703
Global Securities Fund/VA - Service Class (OVGSS)
70,929 shares (cost $2,828,446)	2,774,047
All Asset Portfolio - Advisor Class (PMVAAD)
1,049,495 shares (cost $11,884,407)	10,988,217
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
195,757 shares (cost $2,179,458)	2,061,324
Low Duration Portfolio - Advisor Class (PMVLAD)
1,309,466 shares (cost $13,946,332)	13,854,154
Total Return Portfolio - Advisor Class (PMVTRD)
1,345,733 shares (cost $15,064,401)	15,072,213
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
328,100 shares (cost $2,130,662)	1,610,969
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
329,605 shares (cost $4,534,902)	4,182,681
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)
567,145 shares (cost $7,151,749)	6,777,386
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
1,794,653 shares (cost $14,418,600)	14,195,707
Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)
27,787 shares (cost $654,118)	594,914
Pioneer High Yield VCT Portfolio - Class II Shares (PIHYB2)
64,609 shares (cost $662,165)	619,598
VP UltraShort NASDAQ-100 (PROUSN)
31,671 shares (cost $527,963)	535,564
VP Access High Yield Fund (PROAHY)
247,725 shares (cost $7,268,289)	7,265,777
VP Asia 30 (PROA30)
25,104 shares (cost $1,405,341)	1,382,240
VP Banks (PROBNK)
65,508 shares (cost $1,141,967)	1,188,973
VP Basic Materials (PROBM)
34,496 shares (cost $2,037,002)	1,933,839
VP Bear (PROBR)
154,099 shares (cost $1,587,329)	1,502,464
VP Biotechnology (PROBIO)
178,479 shares (cost $11,910,850)	12,338,245
VP Bull (PROBL)
958,961 shares (cost $39,669,122)	39,528,359
VP Consumer Goods (PROCG)
163,972 shares (cost $8,764,956)	9,185,721
VP Consumer Services (PROCS)
162,261 shares (cost $10,029,468)	10,409,065
VP Emerging Markets (PROEM)
129,784 shares (cost $3,004,606)	2,987,619
VP Europe 30 (PROE30)
136,361 shares (cost $3,410,538)	3,184,026
VP Financials (PROFIN)
110,390 shares (cost $3,394,125)	3,480,600
VP Health Care (PROHC)
211,123 shares (cost $12,740,855)	13,490,738
VP Industrials (PROIND)
58,641 shares (cost $3,417,670)	3,536,642
VP International (PROINT)
110,998 shares (cost $2,280,962)	2,237,728

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

VP Internet (PRONET)
	25,168 shares (cost $1,890,554)	1,950,041
VP Japan (PROJP)
	167,682 shares (cost $1,661,490)	1,732,159
VP NASDAQ-100 (PRON)
	515,631 shares (cost $17,825,016)	17,742,869
VP Oil & Gas (PROOG)
	239,265 shares (cost $11,726,090)	10,659,238
VP Pharmaceuticals (PROPHR)
	109,917 shares (cost $4,184,737)	4,274,660
VP Precious Metals (PROPM)
	108,398 shares (cost $1,849,869)	1,943,577
VP Real Estate (PRORE)
	105,420 shares (cost $6,389,409)	6,623,526
VP Rising Rates Opportunity (PRORRO)
	108,331 shares (cost $627,072)	614,238
VP Semiconductor (PROSCN)
	164,908 shares (cost $5,156,715)	5,387,560
VP Short Emerging Markets (PROSEM)
	3,675 shares (cost $47,169)	46,269
VP Short International (PROSIN)
	33,453 shares (cost $439,519)	442,253
VP Short NASDAQ-100 (PROSN)
	19,521 shares (cost $382,209)	381,628
VP Technology (PROTEC)
	217,762 shares (cost $5,806,615)	5,892,636
VP Telecommunications (PROTEL)
	66,984 shares (cost $589,359)	570,699
VP U.S. Government Plus (PROGVP)
	105,313 shares (cost $2,518,866)	2,539,098
VP UltraNASDAQ-100 (PROUN)
	89,863 shares (cost $6,339,411)	6,287,696
VP Utilities (PROUTL)
	123,631 shares (cost $5,200,252)	5,370,536
Global Managed Futures Strategy (RVMFU)
	160,981 shares (cost $3,091,909)	3,359,676
Variable Fund - Long Short Equity Fund (RSRF)
	517,779 shares (cost $6,791,891)	7,808,111
Variable Fund - CLS AdvisorOne Amerigo (RVAMR)
	383,606 shares (cost $14,726,890)	15,543,718
Variable Trust - Banking Fund (RBKF)
	161,757 shares (cost $2,135,487)	1,926,523
Variable Trust - Basic Materials Fund (RBMF)
	170,244 shares (cost $4,073,192)	3,602,368
Variable Fund - CLS AdvisorOne Select Allocation (RVBER)
	373,426 shares (cost $10,294,233)	9,985,400
Variable Trust - Biotechnology Fund (RBF)
	178,821 shares (cost $12,449,698)	13,717,393
Variable Fund - CLS AdvisorOne Clermont (RVCLR)
	861,680 shares (cost $22,915,832)	22,412,304
Variable Trust - Commodities Strategy Fund (RVCMD)
	338,698 shares (cost $3,513,758)	2,425,081
Variable Trust - Consumer Products Fund (RCPF)
	146,851 shares (cost $8,928,478)	8,838,962
Variable Trust - Dow 2x Strategy Fund (RVLDD)
	85,137 shares (cost $9,602,919)	9,586,454

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Variable Trust - Electronics Fund (RELF)
93,014 shares (cost $4,269,225)	4,465,599
Variable Trust - Energy Fund (RENF)
701,053 shares (cost $20,727,351)	15,843,796
Variable Trust - Energy Services Fund (RESF)
788,382 shares (cost $14,441,078)	11,202,902
Variable Trust - Europe 1.25x Strategy Fund (RLCE)
85,019 shares (cost $1,450,946)	1,362,851
Variable Trust - Financial Services Fund (RFSF)
345,114 shares (cost $7,411,435)	7,747,808
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
271,657 shares (cost $11,853,334)	12,297,908
Variable Trust - Health Care Fund (RHCF)
328,375 shares (cost $18,672,681)	19,315,044
Variable Trust - Internet Fund (RINF)
181,167 shares (cost $3,887,905)	3,583,481
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
49,244 shares (cost $1,702,700)	1,679,727
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
66,077 shares (cost $2,391,206)	2,388,701
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
21,225 shares (cost $739,711)	698,317
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
15,726 shares (cost $390,418)	392,211
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
41,994 shares (cost $1,237,646)	1,245,958
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
120,922 shares (cost $2,025,406)	2,018,190
Variable Trust - Japan 2x Strategy Fund (RLCJ)
96,172 shares (cost $1,213,303)	881,895
Variable Trust - Leisure Fund (RLF)
56,278 shares (cost $5,286,733)	4,941,787
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
88,156 shares (cost $3,060,843)	3,088,999
Variable Fund - Multi-Hedge Strategies (RVARS)
282,004 shares (cost $6,397,959)	6,714,514
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
746,354 shares (cost $34,550,536)	31,048,332
Variable Trust - NASDAQ-100(R) Fund (ROF)
564,794 shares (cost $19,300,405)	19,033,549
Variable Trust - Nova Fund (RNF)
81,477 shares (cost $12,532,156)	12,705,512
Variable Trust - Precious Metals Fund (RPMF)
295,583 shares (cost $10,750,411)	8,158,079
Variable Trust - Real Estate Fund (RREF)
297,977 shares (cost $10,548,314)	10,849,358
Variable Trust - Retailing Fund (RRF)
226,273 shares (cost $4,307,378)	4,394,223
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
103,269 shares (cost $5,487,262)	5,575,488
Variable Trust - S&P 500 2x Strategy Fund (RTF)
73,374 shares (cost $16,555,023)	16,675,786
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
1,315,882 shares (cost $66,292,127)	62,517,541
Variable Trust - S&P 500 Pure Value Fund (RVLCV)
292,059 shares (cost $42,747,865)	41,597,905

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
555,939 shares (cost $21,709,626)	18,929,710
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
102,877 shares (cost $11,741,757)	11,065,417
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
327,754 shares (cost $14,893,273)	14,965,256
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
69,719 shares (cost $9,729,710)	9,163,924
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
89,058 shares (cost $3,601,435)	3,757,363
Variable Trust - Technology Fund (RTEC)
138,011 shares (cost $9,386,500)	9,837,431
Variable Trust - Telecommunications Fund (RTEL)
21,433 shares (cost $1,160,275)	1,138,329
Variable Trust - Transportation Fund (RTRF)
335,218 shares (cost $9,605,959)	10,200,677
Variable Trust - Utilities Fund (RUTL)
349,374 shares (cost $8,734,130)	8,856,632
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
28,226 shares (cost $543,534)	525,008
Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)
255,808 shares (cost $6,720,216)	6,709,840
Series M (Macro Opportunities Series) (GSBLMO)
37,489 shares (cost $980,833)	996,836
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
160,076 shares (cost $5,237,945)	4,061,119
VIP Trust - Multi-Manager Alternatives Fund: Initial Class (VWAR)
180,523 shares (cost $1,802,170)	1,819,667
Variable Insurance Portfolios - Asset Strategy (WRASP)
2,404,814 shares (cost $28,343,693)	26,136,242

Total Investments	$1,524,710,065

Accounts Receivable-VP Short Emerging Markets (PROSEM)	17
Accounts Receivable-Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)	18,410

Accounts Payable-Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)	(11,976)
Other Accounts Payable	(28,596)

$1,524,687,920

Contract Owners’ Equity:
Accumulation units	1,524,598,631
Contracts in payout (annuitization) period (note 1f)	89,289

Total Contract Owners’ Equity (note 5)	$1,524,687,920

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	Total	AAEIP3	AMVGS4	MLVGA3	CSCRS	DXVIMF	DXVIC	DXVHY
Reinvested dividends	$16,972,937	6,156	1,131	656,108	-	-	-	55,862
Mortality and expense risk charges (note 2)	(21,082,048)	(33,335)	(24,585)	(397,912)	(15,260)	(5,381)	(141)	(41,379)

Net investment income (loss)	(4,109,111)	(27,179)	(23,454)	258,196	(15,260)	(5,381)	(141)	14,483

Realized gain (loss) on investments	41,898,152	141,105	47,490	869,702	(78,148)	82,804	(65)	60,365
Change in unrealized gain (loss) on investments	(79,705,914)	(192,688)	(71,153)	(3,513,334)	(102,947)	51,411	(860)	(77,295)

Net gain (loss) on investments	(37,807,762)	(51,583)	(23,663)	(2,643,632)	(181,095)	134,215	(925)	(16,930)

Reinvested capital gains	65,899,099	33,107	7,929	2,519,267	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$23,982,226	(45,655)	(39,188)	133,831	(196,355)	128,834	(1,066)	(2,447)

Investment Activity:	GVGMNS	IVBRA2	LZREMS	MVGTAS	MGRFV	MSGI2	MSEMB	MSVGT2
Reinvested dividends	$38	-	68,609	59,772	13,150	-	127,165	10,243
Mortality and expense risk charges (note 2)	(957)	(15,436)	(32,274)	(31,093)	(10,454)	(7,135)	(37,494)	(20,493)

Net investment income (loss)	(919)	(15,436)	36,335	28,679	2,696	(7,135)	89,671	(10,250)

Realized gain (loss) on investments	66	13,592	35,228	18,805	(945)	3,377	(77,999)	32,357
Change in unrealized gain (loss) on investments	1,261	(45,535)	(425,773)	(7,525)	(32,119)	11,413	(79,110)	(134,661)

Net gain (loss) on investments	1,327	(31,943)	(390,545)	11,280	(33,064)	14,790	(157,109)	(102,304)

Reinvested capital gains	839	80,582	32,071	2,911	5,280	-	17,667	113,574

Net increase (decrease) in contract owners’ equity resulting from operations	$1,247	33,203	(322,139)	42,870	(25,088)	7,655	(49,771)	1,020

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	VKVGR2	NVFMGP	NVFIP	NLFOSP	GVAAA2	HIBF	GEM	NVCRA2
Reinvested dividends	$35,019	17,961	13,694	4,272	205,897	133,945	26,304	92,141
Mortality and expense risk charges (note 2)	(70,860)	(6,637)	(5,530)	(5,156)	(322,444)	(35,655)	(34,947)	(64,239)

Net investment income (loss)	(35,841)	11,324	8,164	(884)	(116,547)	98,290	(8,643)	27,902

Realized gain (loss) on investments	108,383	(11,517)	(16,238)	2,168	832,332	3,118	43,331	(25,422)
Change in unrealized gain (loss) on investments	408,795	(43,021)	(25,084)	(1,153)	(179,069)	(155,278)	(139,673)	(324,656)

Net gain (loss) on investments	517,178	(54,538)	(41,322)	1,015	653,263	(152,160)	(96,342)	(350,078)

Reinvested capital gains	-	27,626	-	2,611	33,844	-	-	237,486

Net increase (decrease) in contract owners’ equity resulting from operations	$481,337	(15,588)	(33,158)	2,742	570,560	(53,870)	(104,985)	(84,690)

Investment Activity:	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVLCP2	TRF
Reinvested dividends	$369,777	302,047	315,433	688,953	245,313	304,123	292,874	23,081
Mortality and expense risk charges (note 2)	(123,831)	(152,830)	(169,476)	(415,750)	(212,184)	(117,872)	(140,902)	(20,886)

Net investment income (loss)	245,946	149,217	145,957	273,203	33,129	186,251	151,972	2,195

Realized gain (loss) on investments	318,494	301,152	9,425	383,707	(1,147,067)	122,949	55,067	31,996
Change in unrealized gain (loss) on investments	(635,235)	(508,666)	(442,504)	(1,233,844)	(432,486)	(560,639)	(84,231)	186,665

Net gain (loss) on investments	(316,741)	(207,514)	(433,079)	(850,137)	(1,579,553)	(437,690)	(29,164)	218,661

Reinvested capital gains	187,789	328,627	356,098	763,433	1,502,430	223,586	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$116,994	270,330	68,976	186,499	(43,994)	(27,853)	122,808	220,856

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	GBF	CAF2	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA
Reinvested dividends	$79,643	4,957	92,230	31,532	60,749	162,928	277,227	109,397
Mortality and expense risk charges (note 2)	(71,905)	(8,920)	(63,451)	(16,397)	(21,603)	(102,359)	(166,169)	(69,239)

Net investment income (loss)	7,738	(3,963)	28,779	15,135	39,146	60,569	111,058	40,158

Realized gain (loss) on investments	157,206	21,753	30,277	2,026	11,233	3,205	54,521	34,413
Change in unrealized gain (loss) on investments	(61,919)	50,168	157,738	18,452	2,827	(208,130)	410,820	140,076

Net gain (loss) on investments	95,287	71,921	188,015	20,478	14,060	(204,925)	465,341	174,489

Reinvested capital gains	-	-	-	6,646	23,054	314,709	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$103,025	67,958	216,794	42,259	76,260	170,353	576,399	214,647

Investment Activity:	GVDMC	SAM	NVMIG6	GVDIV2	NVMLG2	NVMLV2	NVMMG1	NVMMG2
Reinvested dividends	$156,890	-	78,638	59,790	12,046	56,114	-	-
Mortality and expense risk charges (note 2)	(107,237)	(1,641)	(55,006)	(37,777)	(58,006)	(76,009)	(3,728)	(48,824)

Net investment income (loss)	49,653	(1,641)	23,632	22,013	(45,960)	(19,895)	(3,728)	(48,824)

Realized gain (loss) on investments	121,973	-	236,804	(45,664)	361,430	403,747	22,861	(102,494)
Change in unrealized gain (loss) on investments	(86,625)	-	(522,808)	(346,191)	(279,296)	(409,053)	(48,855)	(406,857)

Net gain (loss) on investments	35,348	-	(286,004)	(391,855)	82,134	(5,306)	(25,994)	(509,351)

Reinvested capital gains	180,447	-	154,938	-	291,964	474,909	34,269	342,651

Net increase (decrease) in contract owners’ equity resulting from operations	$265,448	(1,641)	(107,434)	(369,842)	328,138	449,708	4,547	(215,524)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVMMV2	SCGF	SCVF	SCF	MSBF	NVSTB2	NVRE2	NVMM2
Reinvested dividends	$96,274	-	9,112	5,731	89,115	70,430	114,312	-
Mortality and expense risk charges (note 2)	(91,739)	(20,140)	(30,048)	(30,781)	(35,175)	(90,889)	(33,491)	(3,087,139)

Net investment income (loss)	4,535	(20,140)	(20,936)	(25,050)	53,940	(20,459)	80,821	(3,087,139)

Realized gain (loss) on investments	247,312	(39,076)	(20,969)	(208,924)	34,227	1,961	(933,242)	-
Change in unrealized gain (loss) on investments	(624,135)	(37,250)	(26,791)	(94,816)	(93,446)	(44,286)	90,467	-

Net gain (loss) on investments	(376,823)	(76,326)	(47,760)	(303,740)	(59,219)	(42,325)	(842,775)	-

Reinvested capital gains	1,251,663	265,989	292,184	500,313	-	-	1,021,844	-

Net increase (decrease) in contract owners’ equity resulting from operations	$879,375	169,523	223,488	171,523	(5,279)	(62,784)	259,890	(3,087,139)

Investment Activity:	NVLM2	NVLCA2	NCPG2	NCPGI2	IDPG2	IDPGI2	NO7TB	NOVMH2
Reinvested dividends	$72,277	20,343	14,626	23,118	6,244	4,546	4,696	-
Mortality and expense risk charges (note 2)	(66,126)	(22,262)	(5,864)	(7,956)	(2,725)	(1,588)	(16,106)	(44,783)

Net investment income (loss)	6,151	(1,919)	8,762	15,162	3,519	2,958	(11,410)	(44,783)

Realized gain (loss) on investments	26,993	63,794	8,010	5,474	594	1	5,138	(24,159)
Change in unrealized gain (loss) on investments	(107,048)	(117,439)	(34,236)	(40,134)	(135)	(4,803)	(65,346)	293,134

Net gain (loss) on investments	(80,055)	(53,645)	(26,226)	(34,660)	459	(4,802)	(60,208)	268,975

Reinvested capital gains	64,444	55,367	10,163	16,459	417	425	3,121	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(9,460)	(197)	(7,301)	(3,039)	4,395	(1,419)	(68,497)	224,192

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NOVPI2	NOTBBA	PMUBA	ALVBWB	ACVIG3	ACVIP2	ACVU3	ACVV3
Reinvested dividends	$355,027	89,555	21,758	31,847	146,033	129,248	3,837	152,774
Mortality and expense risk charges (note 2)	(188,953)	(206,849)	(28,496)	(22,623)	(100,593)	(138,717)	(11,167)	(143,593)

Net investment income (loss)	166,074	(117,294)	(6,738)	9,224	45,440	(9,469)	(7,330)	9,181

Realized gain (loss) on investments	191,652	79,406	17,897	44,505	841,918	(542,169)	71,368	1,046,082
Change in unrealized gain (loss) on investments	(754,582)	(37,233)	(8,977)	(150,421)	(204,704)	392,255	14,900	45,058

Net gain (loss) on investments	(562,930)	42,173	8,920	(105,916)	637,214	(149,914)	86,268	1,091,140

Reinvested capital gains	155,571	-	-	203,668	-	163,231	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(241,285)	(75,121)	2,182	106,976	682,654	3,848	78,938	1,100,321

Investment Activity:	DVMCSS	FQB	FAM2	FC2R	FEI2R	FG2R	FHI2R	FTVIS2
Reinvested dividends	$-	194	23,637	58,768	373,489	44,979	206,300	508,351
Mortality and expense risk charges (note 2)	(4,558)	(67)	(26,383)	(115,865)	(182,038)	(254,210)	(93,562)	(142,771)

Net investment income (loss)	(4,558)	127	(2,746)	(57,097)	191,451	(209,231)	112,738	365,580

Realized gain (loss) on investments	1,719	2	194,617	928,318	470,193	3,302,279	(945,559)	1,591
Change in unrealized gain (loss) on investments	9,226	(3)	(212,121)	(222,618)	(42,482)	(1,642,415)	(197,163)	(553,292)

Net gain (loss) on investments	10,945	(1)	(17,504)	705,700	427,711	1,659,864	(1,142,722)	(551,701)

Reinvested capital gains	-	-	89,523	166,733	185,750	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$6,387	126	69,273	815,336	804,912	1,450,633	(1,029,984)	(186,121)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	FTVMD2	FTVFA2	SBVI	LPWHY2	OVGSS	PMVAAD	PMVFAD	PMVLAD
Reinvested dividends	$82,026	157,592	35,407	125,194	17,034	593,656	49,775	141,829
Mortality and expense risk charges (note 2)	(50,312)	(74,978)	(26,763)	(138,956)	(30,488)	(183,346)	(35,817)	(215,875)

Net investment income (loss)	31,714	82,614	8,644	(13,762)	(13,454)	410,310	13,958	(74,046)

Realized gain (loss) on investments	124,329	(403,689)	34,662	268,939	44,628	(166,337)	43,927	121,515
Change in unrealized gain (loss) on investments	(417,118)	353,639	251	156,563	(91,191)	(363,895)	(72,094)	(160,449)

Net gain (loss) on investments	(292,789)	(50,050)	34,913	425,502	(46,563)	(530,232)	(28,167)	(38,934)

Reinvested capital gains	253,853	4,807	148,678	-	89,626	-	5,941	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,222)	37,371	192,235	411,740	29,609	(119,922)	(8,268)	(112,980)

Investment Activity:	PMVTRD	PMVRSD	PMVEBD	PMVGBD	PMVHYD	PIVEM2	PIHYB2	PROUSN
Reinvested dividends	$394,201	5,858	240,839	147,117	1,663,695	1,510	33,895	-
Mortality and expense risk charges (note 2)	(308,324)	(31,695)	(64,875)	(94,397)	(450,211)	(10,938)	(11,373)	(14,871)

Net investment income (loss)	85,877	(25,837)	175,964	52,720	1,213,484	(9,428)	22,522	(14,871)

Realized gain (loss) on investments	(298,564)	(51,380)	(204,900)	(399,439)	(32,239)	(23,129)	(4,923)	(558,465)
Change in unrealized gain (loss) on investments	673,085	(418,254)	(69,312)	119,314	(539,192)	(91,466)	(52,996)	14,426

Net gain (loss) on investments	374,521	(469,634)	(274,212)	(280,125)	(571,431)	(114,595)	(57,919)	(544,039)

Reinvested capital gains	-	-	83,395	203,308	-	4,294	29,779	-

Net increase (decrease) in contract owners’ equity resulting from operations	$460,398	(495,471)	(14,853)	(24,097)	642,053	(119,729)	(5,618)	(558,910)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	PROAHY	PROA30	PROBNK	PROBM	PROBR	PROBIO	PROBL	PROCG
Reinvested dividends	$3,290,287	1,640	1,682	44,631	-	-	-	36,520
Mortality and expense risk charges (note 2)	(771,355)	(36,966)	(26,217)	(73,594)	(26,355)	(130,136)	(233,469)	(64,496)

Net investment income (loss)	2,518,932	(35,326)	(24,535)	(28,963)	(26,355)	(130,136)	(233,469)	(27,976)

Realized gain (loss) on investments	(2,369,880)	5,528	37,551	332,673	(657,661)	1,312,915	923,278	264,478
Change in unrealized gain (loss) on investments	(1,477,742)	(81,248)	(41,554)	(229,635)	(18,823)	(122,579)	(182,080)	348,126

Net gain (loss) on investments	(3,847,622)	(75,720)	(4,003)	103,038	(676,484)	1,190,336	741,198	612,604

Reinvested capital gains	1,094,952	-	-	-	-	419,243	651,704	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(233,738)	(111,046)	(28,538)	74,075	(702,839)	1,479,443	1,159,433	584,628

Investment Activity:	PROCS	PROEM	PROE30	PROFIN	PROHC	PROIND	PROINT	PRONET
Reinvested dividends	$-	13,350	44,956	3,085	3,922	6,559	-	-
Mortality and expense risk charges (note 2)	(46,841)	(114,710)	(60,123)	(48,776)	(131,425)	(57,372)	(53,573)	(43,788)

Net investment income (loss)	(46,841)	(101,360)	(15,167)	(45,691)	(127,503)	(50,813)	(53,573)	(43,788)

Realized gain (loss) on investments	89,858	(43,477)	(53,353)	453,662	1,194,029	501,933	(392,718)	(73,865)
Change in unrealized gain (loss) on investments	70,595	(35,336)	(380,672)	(30,064)	518,321	(487,390)	(239,829)	(159,051)

Net gain (loss) on investments	160,453	(78,813)	(434,025)	423,598	1,712,350	14,543	(632,547)	(232,916)

Reinvested capital gains	1,631	-	-	-	-	-	363,217	155,349

Net increase (decrease) in contract owners’ equity resulting from operations	$115,243	(180,173)	(449,192)	377,907	1,584,847	(36,270)	(322,903)	(121,355)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	PROJP	PRON	PROOG	PROPHR	PROPM	PRORE	PRORRO	PROSCN
Reinvested dividends	$-	-	29,508	25,291	-	88,043	-	3,089
Mortality and expense risk charges (note 2)	(41,305)	(119,662)	(98,204)	(59,217)	(39,542)	(74,355)	(22,791)	(32,187)

Net investment income (loss)	(41,305)	(119,662)	(68,696)	(33,926)	(39,542)	13,688	(22,791)	(29,098)

Realized gain (loss) on investments	(1,418,320)	1,125,351	(95,127)	402,601	(636,649)	511,256	(533,386)	416,811
Change in unrealized gain (loss) on investments	(76,489)	(269,598)	(1,306,723)	10,202	34,481	299,842	(42,452)	216,213

Net gain (loss) on investments	(1,494,809)	855,753	(1,401,850)	412,803	(602,168)	811,098	(575,838)	633,024

Reinvested capital gains	1,231,498	350,423	477,309	126,265	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(304,616)	1,086,514	(993,237)	505,142	(641,710)	824,786	(598,629)	603,926

Investment Activity:	PROSEM	PROSIN	PROSN	PROTEC	PROTEL	PROGVP	PROUN	PROUTL
Reinvested dividends	$-	-	-	-	31,730	5,710	-	106,832
Mortality and expense risk charges (note 2)	(3,318)	(10,316)	(10,003)	(88,202)	(11,160)	(46,004)	(61,890)	(76,000)

Net investment income (loss)	(3,318)	(10,316)	(10,003)	(88,202)	20,570	(40,294)	(61,890)	30,832

Realized gain (loss) on investments	(113,557)	(2,773)	(397,414)	697,907	(10,985)	801,635	1,536,139	718,956
Change in unrealized gain (loss) on investments	3,317	27,926	10,104	(124,064)	(17,724)	42,051	(86,427)	166,268

Net gain (loss) on investments	(110,240)	25,153	(387,310)	573,843	(28,709)	843,686	1,449,712	885,224

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(113,558)	14,837	(397,313)	485,641	(8,139)	803,392	1,387,822	916,056

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	RVMFU	RSRF	RVAMR	RBKF	RBMF	RVBER	RBF	RVCLR
Reinvested dividends	$-	-	41,261	23,496	150,586	55,541	-	127,098
Mortality and expense risk charges (note 2)	(50,210)	(118,360)	(223,762)	(24,912)	(67,997)	(141,507)	(165,338)	(305,662)

Net investment income (loss)	(50,210)	(118,360)	(182,501)	(1,416)	82,589	(85,966)	(165,338)	(178,564)

Realized gain (loss) on investments	183,710	476,304	903,628	(32,725)	(184,128)	420,196	1,836,024	452,119
Change in unrealized gain (loss) on investments	289,461	(278,444)	(1,609,481)	(256,330)	(449,668)	(1,361,247)	850,613	(1,251,752)

Net gain (loss) on investments	473,171	197,860	(705,853)	(289,055)	(633,796)	(941,051)	2,686,637	(799,633)

Reinvested capital gains	-	-	1,119,869	282,260	285,531	1,114,760	-	946,978

Net increase (decrease) in contract owners’ equity resulting from operations	$422,961	79,500	231,515	(8,211)	(265,676)	87,743	2,521,299	(31,219)

Investment Activity:	RVCMD	RCPF	RVLDD	RELF	RENF	RESF	RLCE	RFSF
Reinvested dividends	$-	49,879	-	-	20,669	-	29,540	39,187
Mortality and expense risk charges (note 2)	(45,199)	(109,981)	(123,645)	(51,654)	(177,348)	(138,574)	(42,356)	(90,032)

Net investment income (loss)	(45,199)	(60,102)	(123,645)	(51,654)	(156,679)	(138,574)	(12,816)	(50,845)

Realized gain (loss) on investments	(29,757)	636,170	(464,875)	406,145	142,778	(2,709,752)	(539,005)	443,330
Change in unrealized gain (loss) on investments	(1,085,189)	(324,965)	(978,760)	117,739	(5,056,504)	(3,076,318)	(215,115)	198,643

Net gain (loss) on investments	(1,114,946)	311,205	(1,443,635)	523,884	(4,913,726)	(5,786,070)	(754,120)	641,973

Reinvested capital gains	-	592,993	2,795,138	-	1,805,278	1,268,083	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,160,145)	844,096	1,227,858	472,230	(3,265,127)	(4,656,561)	(766,936)	591,128

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	RUGB	RHCF	RINF	RVIDD	RJNF	RVIMC	RAF	RVISC
Reinvested dividends	$96,116	-	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(159,838)	(217,257)	(77,905)	(35,499)	(67,471)	(12,622)	(12,036)	(29,366)

Net investment income (loss)	(63,722)	(217,257)	(77,905)	(35,499)	(67,471)	(12,622)	(12,036)	(29,366)

Realized gain (loss) on investments	2,681,373	2,777,411	349,470	(498,686)	(2,210,303)	(80,672)	(283,602)	(135,495)
Change in unrealized gain (loss) on investments	746,859	(378,502)	(841,487)	85,278	(68,121)	(16,193)	14,251	12,918

Net gain (loss) on investments	3,428,232	2,398,909	(492,017)	(413,408)	(2,278,424)	(96,865)	(269,351)	(122,577)

Reinvested capital gains	-	672,639	381,276	-	247,206	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,364,510	2,854,291	(188,646)	(448,907)	(2,098,689)	(109,487)	(281,387)	(151,943)

Investment Activity:	RUF	RLCJ	RLF	RMED	RVARS	RVF	ROF	RNF
Reinvested dividends	$-	-	11,266	-	-	-	-	11,919
Mortality and expense risk charges (note 2)	(41,984)	(18,072)	(70,092)	(55,863)	(96,213)	(238,766)	(225,576)	(162,766)

Net investment income (loss)	(41,984)	(18,072)	(58,826)	(55,863)	(96,213)	(238,766)	(225,576)	(150,847)

Realized gain (loss) on investments	(716,385)	(789,422)	701,351	142,833	46,369	(2,248,087)	3,710,674	2,270,505
Change in unrealized gain (loss) on investments	25,376	(406,155)	(1,130,567)	(285,631)	250,516	(4,770,138)	(1,067,072)	101,351

Net gain (loss) on investments	(691,009)	(1,195,577)	(429,216)	(142,798)	296,885	(7,018,225)	2,643,602	2,371,856

Reinvested capital gains	-	703,066	707,576	407,497	-	10,822,487	870,062	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(732,993)	(510,583)	219,534	208,836	200,672	3,565,496	3,288,088	2,221,009

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	RPMF	RREF	RRF	RMEK	RTF	RVLCG	RVLCV	RVMCG
Reinvested dividends	$16,117	116,923	-	-	-	-	162,204	-
Mortality and expense risk charges (note 2)	(172,473)	(149,188)	(42,275)	(66,781)	(205,840)	(725,220)	(674,202)	(344,056)

Net investment income (loss)	(156,356)	(32,265)	(42,275)	(66,781)	(205,840)	(725,220)	(511,998)	(344,056)

Realized gain (loss) on investments	(1,085,341)	818,454	(315,880)	19,623	1,191,175	5,724,436	4,906,051	(1,709,333)
Change in unrealized gain (loss) on investments	(1,663,300)	565,357	205,821	(227,350)	(960,346)	(7,211,446)	(4,557,991)	(3,652,884)

Net gain (loss) on investments	(2,748,641)	1,383,811	(110,059)	(207,727)	230,829	(1,487,010)	348,060	(5,362,217)

Reinvested capital gains	-	-	354,190	-	3,509,869	5,852,907	2,577,273	3,423,397

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,904,997)	1,351,546	201,856	(274,508)	3,534,858	3,640,677	2,413,335	(2,282,876)

Investment Activity:	RVMCV	RVSCG	RVSCV	RVSDL	RTEC	RTEL	RTRF	RUTL
Reinvested dividends	$8,023	-	-	-	-	25,793	-	120,517
Mortality and expense risk charges (note 2)	(272,720)	(257,141)	(151,080)	(27,706)	(115,372)	(17,231)	(128,629)	(97,277)

Net investment income (loss)	(264,697)	(257,141)	(151,080)	(27,706)	(115,372)	8,562	(128,629)	23,240

Realized gain (loss) on investments	(592,155)	75,947	283,385	430,410	686,781	54,366	1,836,307	840,246
Change in unrealized gain (loss) on investments	(1,191,998)	(1,405,380)	(1,986,151)	164,720	33,726	(71,121)	(124,008)	170,463

Net gain (loss) on investments	(1,784,153)	(1,329,433)	(1,702,766)	595,130	720,507	(16,755)	1,712,299	1,010,709

Reinvested capital gains	1,443,269	-	1,416,133	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(605,581)	(1,586,574)	(437,713)	567,424	605,135	(8,193)	1,583,670	1,033,949

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	RVWDL	GVFRB	GSBLMO	VWHA	VWAR	WRASP	HIBF3	GEM3
Reinvested dividends	$-	-	-	3,358	-	144,631	95,171	13,423
Mortality and expense risk charges (note 2)	(6,150)	(121,722)	(9,056)	(80,945)	(26,035)	(434,083)	(20,901)	(13,314)

Net investment income (loss)	(6,150)	(121,722)	(9,056)	(77,587)	(26,035)	(289,452)	74,270	109

Realized gain (loss) on investments	(92,545)	260,727	3,134	392,706	9,513	550,905	52,432	(120,968)
Change in unrealized gain (loss) on investments	(18,378)	(77,735)	15,899	(1,427,435)	(51,033)	(6,068,427)	3,810	16,547

Net gain (loss) on investments	(110,923)	182,992	19,033	(1,034,729)	(41,520)	(5,517,522)	56,242	(104,421)

Reinvested capital gains	-	-	-	-	23,243	3,833,638	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(117,073)	61,270	9,977	(1,112,316)	(44,312)	(1,973,336)	130,512	(104,312)

Investment Activity:	TRF3	GBF3	GVIDA6	NVDBL6	NVDCA6	GVIDC6	GVIDM6	GVDMA6
Reinvested dividends	$7,528	62,752	14,744	2,269	2,798	23,127	31,578	15,974
Mortality and expense risk charges (note 2)	(7,298)	(37,335)	(29,267)	(5,470)	(6,908)	(52,408)	(80,498)	(29,747)

Net investment income (loss)	230	25,417	(14,523)	(3,201)	(4,110)	(29,281)	(48,920)	(13,773)

Realized gain (loss) on investments	306,536	(613,313)	1,300,974	113,381	138,912	202,155	3,247,146	1,574,165
Change in unrealized gain (loss) on investments	(280,088)	720,536	(1,293,289)	(104,267)	(127,290)	(64,588)	(3,093,414)	(1,534,223)

Net gain (loss) on investments	26,448	107,223	7,685	9,114	11,622	137,567	153,732	39,942

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$26,678	132,640	(6,838)	5,913	7,512	108,286	104,812	26,169

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	GVDMC6	GVDIV6	SCGF3	SCVF3	SCF3
Reinvested dividends	$15,040	70,702	-	7,983	1,431
Mortality and expense risk charges (note 2)	(41,249)	(14,421)	(9,095)	(11,459)	(15,006)

Net investment income (loss)	(26,209)	56,281	(9,095)	(3,476)	(13,575)

Realized gain (loss) on investments	952,225	157,622	99,734	380,731	793,825
Change in unrealized gain (loss) on investments	(860,071)	(246,132)	(246,631)	(428,283)	(944,694)

Net gain (loss) on investments	92,154	(88,510)	(146,897)	(47,552)	(150,869)

Reinvested capital gains	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$65,945	(32,229)	(155,992)	(51,028)	(164,444)

See accompanying notes to financial statements.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	Total		AAEIP3		AMVGS4		MLVGA3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(4,109,111)	(4,077,665)	(27,179)	(105)	(23,454)	(3,748)	258,196	(43,695)
Realized gain (loss) on investments	41,898,152	64,019,070	141,105	24	47,490	41,116	869,702	175,685
Change in unrealized gain (loss) on investments	(79,705,914)	44,182,999	(192,688)	2,583	(71,153)	40,851	(3,513,334)	1,440,776
Reinvested capital gains	65,899,099	17,616,463	33,107	-	7,929	-	2,519,267	967,072

Net increase (decrease) in contract owners’ equity resulting from operations	23,982,226	121,740,867	(45,655)	2,502	(39,188)	78,219	133,831	2,539,838

Equity transactions:
Purchase payments received from contract owners (note 3)	341,835,896	294,458,646	1,887,481	12,859	1,082,211	238,694	5,748,792	3,156,303
Transfers between funds	-	-	3,471,766	144,478	(250,348)	800,223	2,216,557	2,679,345
Redemptions (note 3)	(199,195,869)	(203,208,338)	(39,311)	-	(215,703)	(1,840)	(3,767,232)	(2,197,328)
Annuity benefits	(5,043)	(5,930)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,140)	(1,264)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(838,103)	(792,711)	(1)	-	(47)	-	(22,225)	(6,703)
Adjustments to maintain reserves	245,068	(20,232)	(72)	3	(38)	(6)	(147)	(223)

Net equity transactions	142,040,809	90,430,171	5,319,863	157,340	616,075	1,037,071	4,175,745	3,631,394

Net change in contract owners’ equity	166,023,035	212,171,038	5,274,208	159,842	576,887	1,115,290	4,309,576	6,171,232
Contract owners’ equity beginning of period	1,358,664,885	1,146,493,847	159,842	-	1,115,290	-	24,936,791	18,765,559

Contract owners’ equity end of period	$1,524,687,920	1,358,664,885	5,434,050	159,842	1,692,177	1,115,290	29,246,367	24,936,791

CHANGES IN UNITS:
Beginning units	106,983,668	105,261,098	15,416	-	97,190	-	2,020,857	1,703,212
Units purchased	677,079,826	851,997,208	636,284	15,481	210,164	195,979	1,179,156	1,006,686
Units redeemed	(663,384,593)	(850,274,638)	(176,684)	(65)	(160,202)	(98,789)	(831,882)	(689,041)

Ending units	120,678,901	106,983,668	475,016	15,416	147,152	97,190	2,368,131	2,020,857

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	CSCRS		DXVIMF		DXVIC		DXVHY
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(15,260)	(10,595)	(5,381)	-	(141)	-	14,483	199,750
Realized gain (loss) on investments	(78,148)	(57,091)	82,804	-	(65)	-	60,365	568,759
Change in unrealized gain (loss) on investments	(102,947)	(42,438)	51,411	-	(860)	-	(77,295)	(729,997)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(196,355)	(110,124)	128,834	-	(1,066)	-	(2,447)	38,512

Equity transactions:
Purchase payments received from contract owners (note 3)	147,559	99,808	67,335	-	22,605	-	1,052,512	589,807
Transfers between funds	27,412	(31,220)	488,680	-	866	-	(2,489,905)	(32,126,407)
Redemptions (note 3)	(143,161)	(37,405)	(15,210)	-	(66)	-	(117,106)	(1,354,260)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(495)	(111)	-	-	-	-	(8)	(5,007)
Adjustments to maintain reserves	(50)	(16)	(16)	-	(4)	-	(87)	(85)

Net equity transactions	31,265	31,056	540,789	-	23,401	-	(1,554,594)	(32,895,952)

Net change in contract owners’ equity	(165,090)	(79,068)	669,623	-	22,335	-	(1,557,041)	(32,857,440)
Contract owners’ equity beginning of period	678,614	757,682	-	-	-	-	2,603,468	35,460,908

Contract owners’ equity end of period	$513,524	678,614	669,623	-	22,335	-	1,046,427	2,603,468

CHANGES IN UNITS:
Beginning units	77,903	76,969	-	-	-	-	243,208	3,380,507
Units purchased	425,922	83,445	192,391	-	2,577	-	377,462	3,156,592
Units redeemed	(431,717)	(82,511)	(133,283)	-	(139)	-	(520,835)	(6,293,891)

Ending units	72,108	77,903	59,108	-	2,438	-	99,835	243,208

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVGMNS		IVBRA2		LZREMS		MVGTAS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(919)	-	(15,436)	(28)	36,335	13,450	28,679	17,932
Realized gain (loss) on investments	66	-	13,592	(344)	35,228	56,819	18,805	34,118
Change in unrealized gain (loss) on investments	1,261	-	(45,535)	(137)	(425,773)	(47,569)	(7,525)	16,629
Reinvested capital gains	839	-	80,582	-	32,071	8,864	2,911	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,247	-	33,203	(509)	(322,139)	31,564	42,870	68,679

Equity transactions:
Purchase payments received from contract owners (note 3)	107,191	-	1,192,319	12,188	2,705,833	404,836	756,298	507,589
Transfers between funds	(432)	-	570,076	88,197	76,717	1,105,242	413,867	324,082
Redemptions (note 3)	(147)	-	(43,292)	-	(104,401)	(6,797)	(75,614)	(126,168)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(299)	(24)	(1,610)	(495)
Adjustments to maintain reserves	(16)	-	(27)	(12)	(199)	(3)	(56)	(28)

Net equity transactions	106,596	-	1,719,076	100,373	2,677,651	1,503,254	1,092,885	704,980

Net change in contract owners’ equity	107,843	-	1,752,279	99,864	2,355,512	1,534,818	1,135,755	773,659
Contract owners’ equity beginning of period	-	-	99,864	-	1,534,818	-	1,439,574	665,915

Contract owners’ equity end of period	$107,843	-	1,852,143	99,864	3,890,330	1,534,818	2,575,329	1,439,574

CHANGES IN UNITS:
Beginning units	-	-	9,981	-	155,773	-	132,266	65,019
Units purchased	10,470	-	253,202	14,066	597,932	256,179	127,775	129,559
Units redeemed	(176)	-	(85,199)	(4,085)	(332,995)	(100,406)	(29,255)	(62,312)

Ending units	10,294	-	177,984	9,981	420,710	155,773	230,786	132,266

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	MGRFV		MSGI2		MSEMB		MSVGT2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$2,696	9	(7,135)	-	89,671	18,539	(10,250)	(9,431)
Realized gain (loss) on investments	(945)	12	3,377	-	(77,999)	(13,421)	32,357	33,056
Change in unrealized gain (loss) on investments	(32,119)	22	11,413	-	(79,110)	(147,342)	(134,661)	69,608
Reinvested capital gains	5,280	-	-	-	17,667	11,377	113,574	-

Net increase (decrease) in contract owners’ equity resulting from operations	(25,088)	43	7,655	-	(49,771)	(130,847)	1,020	93,233

Equity transactions:
Purchase payments received from contract owners (note 3)	593,429	5,000	667,660	-	2,400,311	941,983	553,006	397,922
Transfers between funds	1,232,966	2,686	1,065,336	-	(208,863)	(597,230)	(23,095)	386,811
Redemptions (note 3)	(780,956)	-	(51,630)	-	(190,822)	(146,374)	(79,624)	(38,983)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(1,997)	(1,549)	(492)	(831)
Adjustments to maintain reserves	(21)	-	(55)	-	(163)	(22)	(68)	(38)

Net equity transactions	1,045,418	7,686	1,681,311	-	1,998,466	196,808	449,727	744,881

Net change in contract owners’ equity	1,020,330	7,729	1,688,966	-	1,948,695	65,961	450,747	838,114
Contract owners’ equity beginning of period	7,729	-	-	-	1,465,404	1,399,443	1,068,006	229,892

Contract owners’ equity end of period	$1,028,059	7,729	1,688,966	-	3,414,099	1,465,404	1,518,753	1,068,006

CHANGES IN UNITS:
Beginning units	769	-	-	-	136,329	116,382	94,227	23,083
Units purchased	408,697	1,083	178,282	-	266,077	172,040	79,826	342,927
Units redeemed	(306,939)	(314)	(18,905)	-	(87,452)	(152,093)	(40,638)	(271,783)

Ending units	102,527	769	159,377	-	314,954	136,329	133,415	94,227

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	VKVGR2		NVFMGP		NVFIP		NLFOSP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(35,841)	44,994	11,324	-	8,164	-	(884)	-
Realized gain (loss) on investments	108,383	111,497	(11,517)	-	(16,238)	-	2,168	-
Change in unrealized gain (loss) on investments	408,795	(188,156)	(43,021)	-	(25,084)	-	(1,153)	-
Reinvested capital gains	-	-	27,626	-	-	-	2,611	-

Net increase (decrease) in contract owners’ equity resulting from operations	481,337	(31,665)	(15,588)	-	(33,158)	-	2,742	-

Equity transactions:
Purchase payments received from contract owners (note 3)	3,501,498	1,493,254	720,391	-	622,485	-	447,426	-
Transfers between funds	11,132	(196,874)	179,329	-	(49,911)	-	167,547	-
Redemptions (note 3)	(185,360)	(132,569)	(33)	-	(533)	-	(34)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(455)	(800)	-	-	-	-	-	-
Adjustments to maintain reserves	(166)	(63)	(11)	-	5	-	(2)	-

Net equity transactions	3,326,649	1,162,948	899,676	-	572,046	-	614,937	-

Net change in contract owners’ equity	3,807,986	1,131,283	884,088	-	538,888	-	617,679	-
Contract owners’ equity beginning of period	2,700,517	1,569,234	-	-	-	-	-	-

Contract owners’ equity end of period	$6,508,503	2,700,517	884,088	-	538,888	-	617,679	-

CHANGES IN UNITS:
Beginning units	252,548	147,631	-	-	-	-	-	-
Units purchased	489,878	229,386	155,483	-	539,079	-	104,303	-
Units redeemed	(200,897)	(124,469)	(68,954)	-	(483,676)	-	(43,845)	-

Ending units	541,529	252,548	86,529	-	55,403	-	60,458	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVAAA2		HIBF		GEM		NVCRA2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(116,547)	2,845	98,290	-	(8,643)	-	27,902	17,783
Realized gain (loss) on investments	832,332	756,557	3,118	-	43,331	-	(25,422)	159,803
Change in unrealized gain (loss) on investments	(179,069)	1,373,775	(155,278)	-	(139,673)	-	(324,656)	193,914
Reinvested capital gains	33,844	3,562	-	-	-	-	237,486	92,189

Net increase (decrease) in contract owners’ equity resulting from operations	570,560	2,136,739	(53,870)	-	(104,985)	-	(84,690)	463,689

Equity transactions:
Purchase payments received from contract owners (note 3)	5,034,342	3,696,504	-	-	493,783	-	218,982	225,421
Transfers between funds	1,583,571	8,677,724	3,840,820	-	2,609,441	-	(411,950)	3,762,622
Redemptions (note 3)	(1,812,838)	(1,097,516)	(454,598)	-	(257,894)	-	(188,491)	(50,170)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(31,766)	(22,456)	(753)	-	(165)	-	(334)	(1,915)
Adjustments to maintain reserves	(109)	(71)	(44)	-	(82)	-	(49)	(40)

Net equity transactions	4,773,200	11,254,185	3,385,425	-	2,845,083	-	(381,842)	3,935,918

Net change in contract owners’ equity	5,343,760	13,390,924	3,331,555	-	2,740,098	-	(466,532)	4,399,607
Contract owners’ equity beginning of period	18,317,071	4,926,147	-	-	-	-	4,598,220	198,613

Contract owners’ equity end of period	$23,660,831	18,317,071	3,331,555	-	2,740,098	-	4,131,688	4,598,220

CHANGES IN UNITS:
Beginning units	1,422,066	463,618	-	-	-	-	317,750	17,631
Units purchased	962,673	1,556,647	469,355	-	450,194	-	364,170	874,594
Units redeemed	(605,906)	(598,199)	(131,347)	-	(165,735)	-	(404,098)	(574,475)

Ending units	1,778,833	1,422,066	338,008	-	284,459	-	277,822	317,750

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVCRB2		NVCCA2		NVCCN2		NVCMD2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$245,946	36,825	149,217	31,963	145,957	9,137	273,203	163,449
Realized gain (loss) on investments	318,494	103,929	301,152	142,754	9,425	159,717	383,707	789,283
Change in unrealized gain (loss) on investments	(635,235)	184,791	(508,666)	452,184	(442,504)	(101,140)	(1,233,844)	547,617
Reinvested capital gains	187,789	86,788	328,627	162,752	356,098	133,008	763,433	531,642

Net increase (decrease) in contract owners’ equity resulting from operations	116,994	412,333	270,330	789,653	68,976	200,722	186,499	2,031,991

Equity transactions:
Purchase payments received from contract owners (note 3)	6,087,505	4,150,596	6,713,739	4,037,718	8,169,567	880,424	10,404,746	3,958,858
Transfers between funds	8,124,675	1,126,906	123,596	467,997	3,986,853	(1,671,436)	(4,603,593)	16,695,550
Redemptions (note 3)	(759,525)	(346,137)	(414,186)	(309,147)	(1,528,930)	(1,828,724)	(2,669,983)	(1,360,011)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,935)	(43)	(815)	(41)	(1,268)	(1,878)	(2,255)	(11,292)
Adjustments to maintain reserves	(68)	(40)	(93)	(89)	(89)	(90)	(95)	(51)

Net equity transactions	13,447,652	4,931,282	6,422,241	4,196,438	10,626,133	(2,621,704)	3,128,820	19,283,054

Net change in contract owners’ equity	13,564,646	5,343,615	6,692,571	4,986,091	10,695,109	(2,420,982)	3,315,319	21,315,045
Contract owners’ equity beginning of period	7,851,324	2,507,709	7,534,357	2,548,266	5,058,961	7,479,943	24,832,669	3,517,624

Contract owners’ equity end of period	$21,415,970	7,851,324	14,226,928	7,534,357	15,754,070	5,058,961	28,147,988	24,832,669

CHANGES IN UNITS:
Beginning units	621,011	217,237	561,382	225,897	449,995	685,218	1,910,678	311,040
Units purchased	1,517,663	521,385	630,535	402,431	1,513,905	502,734	3,287,078	3,004,497
Units redeemed	(493,015)	(117,611)	(160,642)	(66,946)	(573,671)	(737,957)	(3,089,673)	(1,404,859)

Ending units	1,645,659	621,011	1,031,275	561,382	1,390,229	449,995	2,108,083	1,910,678

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVCMA2		NVCMC2		NVLCP2		TRF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$33,129	96,509	186,251	32,393	151,972	(16,557)	2,195	-
Realized gain (loss) on investments	(1,147,067)	583,547	122,949	165,771	55,067	(234,457)	31,996	-
Change in unrealized gain (loss) on investments	(432,486)	324,514	(560,639)	54,126	(84,231)	(4,088)	186,665	-
Reinvested capital gains	1,502,430	592,148	223,586	119,773	-	64,393	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(43,994)	1,596,718	(27,853)	372,063	122,808	(190,709)	220,856	-

Equity transactions:
Purchase payments received from contract owners (note 3)	521,567	1,300,921	2,216,773	467,348	1,176,331	454,908	384,063	-
Transfers between funds	(9,893,907)	11,828,365	7,794,293	3,171,827	8,774,811	(3,555,431)	2,816,298	-
Redemptions (note 3)	(1,948,838)	(726,458)	(540,820)	(317,635)	(812,313)	(528,488)	(211,865)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,454)	-	(725)	(41)	(5,010)	(1,328)	(83)	-
Adjustments to maintain reserves	(69)	(62)	(91)	(48)	(72)	(45)	(770)	-

Net equity transactions	(11,323,701)	12,402,766	9,469,430	3,321,451	9,133,747	(3,630,384)	2,987,643	-

Net change in contract owners’ equity	(11,367,695)	13,999,484	9,441,577	3,693,514	9,256,555	(3,821,093)	3,208,499	-
Contract owners’ equity beginning of period	15,511,195	1,511,711	6,182,259	2,488,745	3,046,972	6,868,065	-	-

Contract owners’ equity end of period	$4,143,500	15,511,195	15,623,836	6,182,259	12,303,527	3,046,972	3,208,499	-

CHANGES IN UNITS:
Beginning units	1,121,366	133,371	508,881	222,877	291,655	635,977	-	-
Units purchased	1,398,846	1,970,878	1,817,783	635,781	1,999,207	533,458	373,009	-
Units redeemed	(2,229,662)	(982,883)	(1,064,212)	(349,777)	(1,147,568)	(877,780)	(79,058)	-

Ending units	290,550	1,121,366	1,262,452	508,881	1,143,294	291,655	293,951	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GBF		CAF2		GVIDA		NVDBL2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$7,738	-	(3,963)	155	28,779	-	15,135	-
Realized gain (loss) on investments	157,206	-	21,753	2,038	30,277	-	2,026	-
Change in unrealized gain (loss) on investments	(61,919)	-	50,168	2,773	157,738	-	18,452	-
Reinvested capital gains	-	-	-	-	-	-	6,646	-

Net increase (decrease) in contract owners’ equity resulting from operations	103,025	-	67,958	4,966	216,794	-	42,259	-

Equity transactions:
Purchase payments received from contract owners (note 3)	675,727	-	521,785	28,645	202,958	-	214,057	-
Transfers between funds	7,037,240	-	612,184	53,574	6,277,242	-	1,821,179	-
Redemptions (note 3)	(1,205,992)	-	(16,160)	(353)	(193,721)	-	(33,004)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,193)	-	-	-	(325)	-	-	-
Adjustments to maintain reserves	(121)	-	(49)	1	(39)	-	(48)	-

Net equity transactions	6,503,661	-	1,117,760	81,867	6,286,115	-	2,002,184	-

Net change in contract owners’ equity	6,606,686	-	1,185,718	86,833	6,502,909	-	2,044,443	-
Contract owners’ equity beginning of period	-	-	86,833	-	-	-	-	-

Contract owners’ equity end of period	$6,606,686	-	1,272,551	86,833	6,502,909	-	2,044,443	-

CHANGES IN UNITS:
Beginning units	-	-	7,357	-	-	-	-	-
Units purchased	2,169,173	-	132,365	15,319	711,946	-	207,788	-
Units redeemed	(1,517,863)	-	(41,123)	(7,962)	(83,096)	-	(8,381)	-

Ending units	651,310	-	98,599	7,357	628,850	-	199,407	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVDCA2		GVIDC		GVIDM		GVDMA
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$39,146	-	60,569	-	111,058	-	40,158	-
Realized gain (loss) on investments	11,233	-	3,205	-	54,521	-	34,413	-
Change in unrealized gain (loss) on investments	2,827	-	(208,130)	-	410,820	-	140,076	-
Reinvested capital gains	23,054	-	314,709	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	76,260	-	170,353	-	576,399	-	214,647	-

Equity transactions:
Purchase payments received from contract owners (note 3)	1,128,781	-	1,805,261	-	1,157,952	-	523,825	-
Transfers between funds	3,057,306	-	10,533,817	-	18,376,557	-	7,528,829	-
Redemptions (note 3)	(9,263)	-	(2,573,775)	-	(1,801,707)	-	(836,647)	-
Annuity benefits	-	-	-	-	(3,365)	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(1,859)	-	(4,375)	-	(501)	-
Adjustments to maintain reserves	(765)	-	(71)	-	4,204	-	(21)	-

Net equity transactions	4,176,059	-	9,763,373	-	17,729,266	-	7,215,485	-

Net change in contract owners’ equity	4,252,319	-	9,933,726	-	18,305,665	-	7,430,132	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$4,252,319	-	9,933,726	-	18,305,665	-	7,430,132	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	457,640	-	1,503,218	-	2,052,034	-	832,479	-
Units redeemed	(45,860)	-	(524,849)	-	(283,732)	-	(112,685)	-

Ending units	411,780	-	978,369	-	1,768,302	-	719,794	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVDMC		SAM		NVMIG6		GVDIV2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$49,653	-	(1,641)	(967)	23,632	(14,519)	22,013	-
Realized gain (loss) on investments	121,973	-	-	59	236,804	166,912	(45,664)	-
Change in unrealized gain (loss) on investments	(86,625)	-	-	-	(522,808)	215,241	(346,191)	-
Reinvested capital gains	180,447	-	-	-	154,938	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	265,448	-	(1,641)	(908)	(107,434)	367,634	(369,842)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	462,202	-	99,481	475	942,531	479,037	455,369	-
Transfers between funds	9,744,925	-	99,532	(13,236)	(466,129)	1,075,348	3,871,006	-
Redemptions (note 3)	(786,787)	-	(159,705)	22	(518,780)	(531,363)	(301,479)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(50)	(48)	-	-	-	-
Contingent deferred sales charges (note 2)	(189)	-	-	-	(3,238)	(1,627)	(216)	-
Adjustments to maintain reserves	(2,954)	-	(4)	-	(107)	(53)	408	-

Net equity transactions	9,417,197	-	39,254	(12,787)	(45,723)	1,021,342	4,025,088	-

Net change in contract owners’ equity	9,682,645	-	37,613	(13,695)	(153,157)	1,388,976	3,655,246	-
Contract owners’ equity beginning of period	-	-	70,606	84,301	3,097,568	1,708,592	-	-

Contract owners’ equity end of period	$9,682,645	-	108,219	70,606	2,944,411	3,097,568	3,655,246	-

CHANGES IN UNITS:
Beginning units	-	-	7,408	8,730	224,855	146,827	-	-
Units purchased	1,405,359	-	20,965	-	308,480	247,591	502,290	-
Units redeemed	(460,683)	-	(16,869)	(1,322)	(308,812)	(169,563)	(96,351)	-

Ending units	944,676	-	11,504	7,408	224,523	224,855	405,939	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVMLG2		NVMLV2		NVMMG1		NVMMG2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(45,960)	(13,361)	(19,895)	(2,230)	(3,728)	(4,224)	(48,824)	(37,735)
Realized gain (loss) on investments	361,430	71,590	403,747	186,676	22,861	52,458	(102,494)	320,648
Change in unrealized gain (loss) on investments	(279,296)	277,293	(409,053)	199,992	(48,855)	29,612	(406,857)	289,280
Reinvested capital gains	291,964	128,436	474,909	89,414	34,269	19,304	342,651	156,933

Net increase (decrease) in contract owners’ equity resulting from operations	328,138	463,958	449,708	473,852	4,547	97,150	(215,524)	729,126

Equity transactions:
Purchase payments received from contract owners (note 3)	1,601,368	351,027	1,552,918	783,427	-	-	1,049,979	575,128
Transfers between funds	544,785	471,142	1,249,985	462,709	(25,000)	(91,010)	1,216,864	(224,966)
Redemptions (note 3)	(374,632)	(98,809)	(174,952)	(80,445)	(21,985)	(18,483)	(153,921)	(242,357)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,860)	(200)	(676)	-	-	-	(843)	(510)
Adjustments to maintain reserves	41	(96)	(114)	(43)	(47)	(28)	(123)	(70)

Net equity transactions	1,769,702	723,064	2,627,161	1,165,648	(47,032)	(109,521)	2,111,956	107,225

Net change in contract owners’ equity	2,097,840	1,187,022	3,076,869	1,639,500	(42,485)	(12,371)	1,896,432	836,351
Contract owners’ equity beginning of period	2,403,821	1,216,799	2,590,277	950,777	299,534	311,905	2,538,327	1,701,976

Contract owners’ equity end of period	$4,501,661	2,403,821	5,667,146	2,590,277	257,049	299,534	4,434,759	2,538,327

CHANGES IN UNITS:
Beginning units	153,389	103,904	177,261	85,985	13,265	18,910	155,713	142,567
Units purchased	375,431	99,083	1,066,048	181,289	-	-	808,140	875,228
Units redeemed	(259,972)	(49,598)	(885,093)	(90,013)	(2,168)	(5,645)	(696,355)	(862,082)

Ending units	268,848	153,389	358,216	177,261	11,097	13,265	267,498	155,713

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVMMV2		SCGF		SCVF		SCF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$4,535	(9,134)	(20,140)	-	(20,936)	-	(25,050)	-
Realized gain (loss) on investments	247,312	724,313	(39,076)	-	(20,969)	-	(208,924)	-
Change in unrealized gain (loss) on investments	(624,135)	217,420	(37,250)	-	(26,791)	-	(94,816)	-
Reinvested capital gains	1,251,663	212,019	265,989	-	292,184	-	500,313	-

Net increase (decrease) in contract owners’ equity resulting from operations	879,375	1,144,618	169,523	-	223,488	-	171,523	-

Equity transactions:
Purchase payments received from contract owners (note 3)	1,272,682	1,084,807	181,613	-	369,840	-	342,063	-
Transfers between funds	2,064,590	1,881,668	2,188,420	-	4,611,480	-	2,965,010	-
Redemptions (note 3)	(498,778)	(458,566)	(74,566)	-	(235,486)	-	(124,500)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,409)	(1,264)	(31)	-	(199)	-	(234)	-
Adjustments to maintain reserves	(66)	(127)	(274)	-	(87)	-	(111)	-

Net equity transactions	2,836,019	2,506,518	2,295,162	-	4,745,548	-	3,182,228	-

Net change in contract owners’ equity	3,715,394	3,651,136	2,464,685	-	4,969,036	-	3,353,751	-
Contract owners’ equity beginning of period	5,049,077	1,397,941	-	-	-	-	-	-

Contract owners’ equity end of period	$8,764,471	5,049,077	2,464,685	-	4,969,036	-	3,353,751	-

CHANGES IN UNITS:
Beginning units	314,354	117,223	-	-	-	-	-	-
Units purchased	1,206,132	1,339,624	299,921	-	578,492	-	515,404	-
Units redeemed	(1,044,807)	(1,142,493)	(76,249)	-	(116,376)	-	(194,834)	-

Ending units	475,679	314,354	223,672	-	462,116	-	320,570	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	MSBF		NVSTB2		NVRE2		NVMM2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$53,940	3,272	(20,459)	(7,041)	80,821	823	(3,087,139)	(3,164,691)
Realized gain (loss) on investments	34,227	(12,540)	1,961	(28,522)	(933,242)	(9,345)	-	-
Change in unrealized gain (loss) on investments	(93,446)	(4,918)	(44,286)	(27,046)	90,467	(3,957)	-	-
Reinvested capital gains	-	-	-	7,089	1,021,844	5,721	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,279)	(14,186)	(62,784)	(55,520)	259,890	(6,758)	(3,087,139)	(3,164,691)

Equity transactions:
Purchase payments received from contract owners (note 3)	800,394	109,026	2,232,066	1,704,302	576,961	103,533	98,669,021	130,073,784
Transfers between funds	2,491,666	357,422	1,756,691	(839,416)	3,708,460	49,501	13,537,632	(121,774,219)
Redemptions (note 3)	(88,261)	(11,391)	(579,633)	(668,469)	(196,736)	(635)	(51,647,961)	(53,031,977)
Annuity benefits	-	-	-	-	-	-	-	(158)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(9)	(39)	(784)	(1,313)	(257)	-	(194,940)	(258,332)
Adjustments to maintain reserves	(51)	(18)	(13)	(72)	(53)	4	(232)	(196)

Net equity transactions	3,203,739	455,000	3,408,327	195,032	4,088,375	152,403	60,363,520	(44,991,098)

Net change in contract owners’ equity	3,198,460	440,814	3,345,543	139,512	4,348,265	145,645	57,276,381	(48,155,789)
Contract owners’ equity beginning of period	440,814	-	6,714,747	6,575,235	145,645	-	148,787,115	196,942,904

Contract owners’ equity end of period	$3,639,274	440,814	10,060,290	6,714,747	4,493,910	145,645	206,063,496	148,787,115

CHANGES IN UNITS:
Beginning units	46,071	-	670,646	648,630	15,642	-	15,784,398	20,569,054
Units purchased	535,715	85,876	1,250,748	879,301	892,513	24,663	194,611,134	235,096,151
Units redeemed	(209,533)	(39,805)	(903,726)	(857,285)	(527,919)	(9,021)	(188,275,012)	(239,880,807)

Ending units	372,253	46,071	1,017,668	670,646	380,236	15,642	22,120,520	15,784,398

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVLM2		NVLCA2		NCPG2		NCPGI2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$6,151	2,191	(1,919)	(4,626)	8,762	80	15,162	-
Realized gain (loss) on investments	26,993	5,959	63,794	491	8,010	(6)	5,474	-
Change in unrealized gain (loss) on investments	(107,048)	195,827	(117,439)	67,783	(34,236)	(9)	(40,134)	-
Reinvested capital gains	64,444	14,561	55,367	1,789	10,163	52	16,459	-

Net increase (decrease) in contract owners’ equity resulting from operations	(9,460)	218,538	(197)	65,437	(7,301)	117	(3,039)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	3,170,666	2,647,665	942,883	359,779	162,782	-	991,753	-
Transfers between funds	178,423	(22,201)	151,324	395,175	432,561	5,928	984	-
Redemptions (note 3)	(75,191)	(80,475)	(278,868)	(2,852)	(10,623)	-	(12,838)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(14)	-	-	-	-	-
Adjustments to maintain reserves	(27)	(8)	(1)	-	(7)	1	(27)	-

Net equity transactions	3,273,871	2,544,981	815,324	752,102	584,713	5,929	979,872	-

Net change in contract owners’ equity	3,264,411	2,763,519	815,127	817,539	577,412	6,046	976,833	-
Contract owners’ equity beginning of period	2,763,519	-	817,539	-	6,046	-	-	-

Contract owners’ equity end of period	$6,027,930	2,763,519	1,632,666	817,539	583,458	6,046	976,833	-

CHANGES IN UNITS:
Beginning units	239,471	-	69,366	-	584	-	-	-
Units purchased	300,560	297,987	113,639	72,254	94,909	1,156	109,395	-
Units redeemed	(19,725)	(58,516)	(46,627)	(2,888)	(38,822)	(572)	(14,876)	-

Ending units	520,306	239,471	136,378	69,366	56,671	584	94,519	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	IDPG2		IDPGI2		NO7TB		NOVMH2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$3,519	68	2,958	170	(11,410)	-	(44,783)	(34,371)
Realized gain (loss) on investments	594	-	1	-	5,138	-	(24,159)	(11,343)
Change in unrealized gain (loss) on investments	(135)	19	(4,803)	(65)	(65,346)	-	293,134	62,312
Reinvested capital gains	417	6	425	37	3,121	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,395	93	(1,419)	142	(68,497)	-	224,192	16,598

Equity transactions:
Purchase payments received from contract owners (note 3)	396,243	-	321,392	-	910,174	-	1,437,087	1,348,143
Transfers between funds	115,843	4,777	(21)	11,793	1,060,124	-	(303,050)	(28,720)
Redemptions (note 3)	(7,763)	-	(7,525)	-	(15,966)	-	(175,283)	(98,858)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(7)	-	(4,386)	(3,057)
Adjustments to maintain reserves	(3)	3	10	(3)	(25)	-	(104)	10

Net equity transactions	504,320	4,780	313,856	11,790	1,954,300	-	954,264	1,217,518

Net change in contract owners’ equity	508,715	4,873	312,437	11,932	1,885,803	-	1,178,456	1,234,116
Contract owners’ equity beginning of period	4,873	-	11,932	-	-	-	2,486,015	1,251,899

Contract owners’ equity end of period	$513,588	4,873	324,369	11,932	1,885,803	-	3,664,471	2,486,015

CHANGES IN UNITS:
Beginning units	472	-	1,163	-	-	-	253,002	130,290
Units purchased	54,260	472	30,909	1,163	232,945	-	192,237	195,853
Units redeemed	(4,998)	-	(734)	-	(43,255)	-	(92,446)	(73,141)

Ending units	49,734	472	31,338	1,163	189,690	-	352,793	253,002

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NOVPI2		NOTBBA		PMUBA		ALVBWB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$166,074	(72,985)	(117,294)	(46,089)	(6,738)	(15)	9,224	13,525
Realized gain (loss) on investments	191,652	544,953	79,406	(37,614)	17,897	(48)	44,505	40,951
Change in unrealized gain (loss) on investments	(754,582)	(151,428)	(37,233)	13,006	(8,977)	(43)	(150,421)	78,668
Reinvested capital gains	155,571	158,970	-	-	-	88	203,668	-

Net increase (decrease) in contract owners’ equity resulting from operations	(241,285)	479,510	(75,121)	(70,697)	2,182	(18)	106,976	133,144

Equity transactions:
Purchase payments received from contract owners (note 3)	4,533,227	5,974,699	7,751,882	10,126,395	2,162,806	45,899	113,620	85,854
Transfers between funds	(6,828,684)	(2,069,212)	(2,163,734)	786,314	2,147,745	229,708	977,914	(1,658,309)
Redemptions (note 3)	(1,167,506)	(16,587,294)	(492,804)	(188,705)	(820,913)	(123)	(567,910)	(100,895)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(5,280)	(1,944)	(192)	-	-	-	(3,687)	-
Adjustments to maintain reserves	(88)	5,279	(61)	(32)	(220)	(2)	(16)	(29)

Net equity transactions	(3,468,331)	(12,678,472)	5,095,091	10,723,972	3,489,418	275,482	519,921	(1,673,379)

Net change in contract owners’ equity	(3,709,616)	(12,198,962)	5,019,970	10,653,275	3,491,600	275,464	626,897	(1,540,235)
Contract owners’ equity beginning of period	14,102,480	26,301,442	10,653,275	-	275,464	-	1,257,501	2,797,736

Contract owners’ equity end of period	$10,392,864	14,102,480	15,673,245	10,653,275	3,767,064	275,464	1,884,398	1,257,501

CHANGES IN UNITS:
Beginning units	1,343,033	2,580,347	1,102,338	-	27,734	-	107,843	277,177
Units purchased	896,380	1,725,269	1,309,117	1,256,858	706,408	30,618	143,133	85,162
Units redeemed	(1,222,492)	(2,962,583)	(783,616)	(154,520)	(359,567)	(2,884)	(97,824)	(254,496)

Ending units	1,016,921	1,343,033	1,627,839	1,102,338	374,575	27,734	153,152	107,843

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ACVIG3		ACVIP2		ACVU3		ACVV3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$45,440	43,715	(9,469)	7,536	(7,330)	(2,875)	9,181	26,117
Realized gain (loss) on investments	841,918	613,441	(542,169)	(497,607)	71,368	31,386	1,046,082	503,743
Change in unrealized gain (loss) on investments	(204,704)	708,558	392,255	(696,245)	14,900	85,382	45,058	1,412,957
Reinvested capital gains	-	-	163,231	312,601	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	682,654	1,365,714	3,848	(873,715)	78,938	113,893	1,100,321	1,942,817

Equity transactions:
Purchase payments received from contract owners (note 3)	2,365,737	559,681	5,267,402	2,919,623	12,456	22,849	1,244,170	1,346,694
Transfers between funds	5,001,792	338,380	(593,943)	(4,163,395)	695,165	5,228	5,407,868	2,685,913
Redemptions (note 3)	(720,898)	(723,833)	(801,371)	(984,698)	(157,093)	(63,803)	(1,361,989)	(1,633,516)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,742)	(1,689)	(1,271)	(1,348)	(2)	(16)	(1,385)	(2,878)
Adjustments to maintain reserves	(141)	(98)	(148)	(77)	(15)	(7)	(109)	(137)

Net equity transactions	6,644,748	172,441	3,870,669	(2,229,895)	550,511	(35,749)	5,288,555	2,396,076

Net change in contract owners’ equity	7,327,402	1,538,155	3,874,517	(3,103,610)	629,449	78,144	6,388,876	4,338,893
Contract owners’ equity beginning of period	5,487,546	3,949,391	6,514,580	9,618,190	414,407	336,263	10,132,795	5,793,902

Contract owners’ equity end of period	$12,814,948	5,487,546	10,389,097	6,514,580	1,043,856	414,407	16,521,671	10,132,795

CHANGES IN UNITS:
Beginning units	310,052	296,635	642,753	854,035	25,186	27,728	525,812	392,383
Units purchased	540,248	189,614	1,011,275	607,011	44,094	5,973	442,319	344,358
Units redeemed	(189,969)	(176,197)	(643,953)	(818,293)	(11,481)	(8,515)	(201,072)	(210,929)

Ending units	660,331	310,052	1,010,075	642,753	57,799	25,186	767,059	525,812

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	DVMCSS		FQB		FAM2		FC2R
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(4,558)	-	127	148	(2,746)	3,986	(57,097)	(41,087)
Realized gain (loss) on investments	1,719	-	2	3	194,617	42,549	928,318	919,872
Change in unrealized gain (loss) on investments	9,226	-	(3)	(164)	(212,121)	151,416	(222,618)	1,153,511
Reinvested capital gains	-	-	-	-	89,523	4,370	166,733	2,333

Net increase (decrease) in contract owners’ equity resulting from operations	6,387	-	126	(13)	69,273	202,321	815,336	2,034,629

Equity transactions:
Purchase payments received from contract owners (note 3)	871,778	-	-	-	2,490	210,310	14,606	30,167
Transfers between funds	303,876	-	-	-	390,824	191,482	110,196	789,388
Redemptions (note 3)	(17,905)	-	-	-	(530,064)	(62,027)	(1,283,797)	(1,262,412)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(8)	(9)	-	-	-	-
Contingent deferred sales charges (note 2)	(632)	-	-	-	-	-	(166)	(823)
Adjustments to maintain reserves	(37)	-	7	(10)	(68)	(24)	(1)	(57)

Net equity transactions	1,157,080	-	(1)	(19)	(136,818)	339,741	(1,159,162)	(443,737)

Net change in contract owners’ equity	1,163,467	-	125	(32)	(67,545)	542,062	(343,826)	1,590,892
Contract owners’ equity beginning of period	-	-	5,116	5,148	1,912,478	1,370,416	8,675,282	7,084,390

Contract owners’ equity end of period	$1,163,467	-	5,241	5,116	1,844,933	1,912,478	8,331,456	8,675,282

CHANGES IN UNITS:
Beginning units	-	-	301	302	167,158	135,649	386,322	408,007
Units purchased	115,751	-	-	-	151,413	90,831	38,944	101,073
Units redeemed	(8,731)	-	-	(1)	(163,446)	(59,322)	(88,589)	(122,758)

Ending units	107,020	-	301	301	155,125	167,158	336,677	386,322

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FEI2R		FG2R		FHI2R		FTVIS2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$191,451	113,887	(209,231)	(89,552)	112,738	125,609	365,580	(3,386)
Realized gain (loss) on investments	470,193	315,073	3,302,279	874,747	(945,559)	(41,253)	1,591	(12,698)
Change in unrealized gain (loss) on investments	(42,482)	570,118	(1,642,415)	1,630,072	(197,163)	(53,011)	(553,292)	126,345
Reinvested capital gains	185,750	630,416	-	10,496	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	804,912	1,629,494	1,450,633	2,425,763	(1,029,984)	31,345	(186,121)	110,261

Equity transactions:
Purchase payments received from contract owners (note 3)	2,065,019	1,837,495	3,133,258	2,119,232	1,089,246	770,803	4,337,042	503,300
Transfers between funds	1,665,799	2,825,961	18,589,007	8,262,068	1,499,085	304,105	7,078,377	2,098,784
Redemptions (note 3)	(1,173,108)	(824,485)	(2,110,096)	(953,368)	(1,108,844)	(480,531)	(792,775)	(95,438)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,455)	(3,535)	(8,906)	(3,257)	(2,461)	(209)	(1,046)	(41)
Adjustments to maintain reserves	(382)	(163)	566	(103)	(117)	(44)	(132)	(5)

Net equity transactions	2,554,873	3,835,273	19,603,829	9,424,572	1,476,909	594,124	10,621,466	2,506,600

Net change in contract owners’ equity	3,359,785	5,464,767	21,054,462	11,850,335	446,925	625,469	10,435,345	2,616,861
Contract owners’ equity beginning of period	10,469,708	5,004,941	17,083,564	5,233,229	3,211,341	2,585,872	2,616,861	-

Contract owners’ equity end of period	$13,829,493	10,469,708	38,138,026	17,083,564	3,658,266	3,211,341	13,052,206	2,616,861

CHANGES IN UNITS:
Beginning units	635,670	380,812	1,062,979	434,393	290,706	243,175	248,403	-
Units purchased	348,858	392,027	2,402,132	980,222	2,548,689	588,409	2,136,470	271,539
Units redeemed	(199,269)	(137,169)	(1,301,403)	(351,636)	(2,505,921)	(540,878)	(1,183,949)	(23,136)

Ending units	785,259	635,670	2,163,708	1,062,979	333,474	290,706	1,200,924	248,403

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FTVMD2		FTVFA2		SBVI		LPWHY2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$31,714	(2,823)	82,614	377,871	8,644	5,828	(13,762)	697,964
Realized gain (loss) on investments	124,329	17,533	(403,689)	165,806	34,662	2,168	268,939	8,582
Change in unrealized gain (loss) on investments	(417,118)	249,261	353,639	(283,909)	251	437,256	156,563	(345,365)
Reinvested capital gains	253,853	44,056	4,807	640,381	148,678	95,478	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,222)	308,027	37,371	900,149	192,235	540,730	411,740	361,181

Equity transactions:
Purchase payments received from contract owners (note 3)	1,427,587	741,235	1,175,763	238,258	-	21,719	1,121,957	453,897
Transfers between funds	(1,653,734)	3,423,209	(886,044)	2,224,988	(99,530)	12,685	(13,087,872)	14,285,308
Redemptions (note 3)	(236,377)	(10,654)	(377,435)	(458,645)	(213,621)	(359,975)	(841,815)	(862,108)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(1,082)	(1,207)	-	-
Contingent deferred sales charges (note 2)	(3)	-	(282)	(22)	-	-	(4,801)	(745)
Adjustments to maintain reserves	(114)	(15)	(37)	(103)	(11)	-	(92)	2

Net equity transactions	(462,641)	4,153,775	(88,035)	2,004,476	(314,244)	(326,778)	(12,812,623)	13,876,354

Net change in contract owners’ equity	(469,863)	4,461,802	(50,664)	2,904,625	(122,009)	213,952	(12,400,883)	14,237,535
Contract owners’ equity beginning of period	4,461,802	-	6,273,995	3,369,370	2,138,524	1,924,572	14,237,535	-

Contract owners’ equity end of period	$3,991,939	4,461,802	6,223,331	6,273,995	2,016,515	2,138,524	1,836,652	14,237,535

CHANGES IN UNITS:
Beginning units	390,390	-	444,351	288,602	167,040	196,403	1,421,771	-
Units purchased	439,180	541,346	192,874	856,000	-	3,343	906,125	1,654,680
Units redeemed	(493,448)	(150,956)	(202,074)	(700,251)	(24,182)	(32,706)	(2,138,307)	(232,909)

Ending units	336,122	390,390	435,151	444,351	142,858	167,040	189,589	1,421,771

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	OVGSS		PMVAAD		PMVFAD		PMVLAD
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(13,454)	(5,448)	410,310	334,314	13,958	9,375	(74,046)	(32,725)
Realized gain (loss) on investments	44,628	111,215	(166,337)	92,788	43,927	(226,040)	121,515	(195,558)
Change in unrealized gain (loss) on investments	(91,191)	36,792	(363,895)	(686,985)	(72,094)	(26,223)	(160,449)	10,925
Reinvested capital gains	89,626	-	-	-	5,941	19,818	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	29,609	142,559	(119,922)	(259,883)	(8,268)	(223,070)	(112,980)	(217,358)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,050,585	89,033	1,639,712	2,123,855	1,248,542	425,270	2,871,849	2,665,491
Transfers between funds	536,231	1,186,949	(64,843)	(2,033,832)	(822,457)	(213,915)	(1,891,554)	(519,542)
Redemptions (note 3)	(221,044)	(37,307)	(1,419,298)	(883,219)	(272,268)	(438,066)	(1,089,993)	(2,030,981)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,489)	(20)	(2,780)	(1,412)	(443)	(607)	(3,662)	(18,415)
Adjustments to maintain reserves	(45)	(31)	(131)	(107)	(111)	(67)	(450)	234

Net equity transactions	1,363,238	1,238,624	152,660	(794,715)	153,263	(227,385)	(113,810)	96,787

Net change in contract owners’ equity	1,392,847	1,381,183	32,738	(1,054,598)	144,995	(450,455)	(226,790)	(120,571)
Contract owners’ equity beginning of period	1,381,183	-	10,955,429	12,010,027	1,916,166	2,366,621	14,080,239	14,200,810

Contract owners’ equity end of period	$2,774,030	1,381,183	10,988,167	10,955,429	2,061,161	1,916,166	13,853,449	14,080,239

CHANGES IN UNITS:
Beginning units	120,749	-	1,033,371	1,116,827	172,093	194,743	1,403,301	1,391,273
Units purchased	336,996	322,806	781,571	831,987	337,810	311,074	1,580,125	2,067,556
Units redeemed	(216,520)	(202,057)	(766,318)	(915,443)	(321,250)	(333,724)	(1,589,853)	(2,055,528)

Ending units	241,225	120,749	1,048,624	1,033,371	188,653	172,093	1,393,573	1,403,301

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PMVTRD		PMVRSD		PMVEBD		PMVGBD
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$85,877	126,797	(25,837)	3,732	175,964	294,897	52,720	(25,359)
Realized gain (loss) on investments	(298,564)	(880,064)	(51,380)	(494,757)	(204,900)	(322,048)	(399,439)	(254,881)
Change in unrealized gain (loss) on investments	673,085	(530,567)	(418,254)	129,124	(69,312)	(915,097)	119,314	(270,908)
Reinvested capital gains	-	174,967	-	-	83,395	31,574	203,308	36,913

Net increase (decrease) in contract owners’ equity resulting from operations	460,398	(1,108,867)	(495,471)	(361,901)	(14,853)	(910,674)	(24,097)	(514,235)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,290,588	5,203,513	792,213	720,589	681,570	835,510	3,081,156	2,123,514
Transfers between funds	(5,487,733)	(9,732,855)	(254,892)	(499,424)	258,073	(9,723,477)	(747,316)	(708,479)
Redemptions (note 3)	(2,132,764)	(7,064,557)	(226,297)	(352,916)	(631,561)	(605,883)	(768,440)	(787,339)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(8,897)	(6,285)	(3,508)	(3,838)	(6,066)	(1,699)	(1,318)	(747)
Adjustments to maintain reserves	(1,182)	1,755	(82)	(58)	(332)	1,245	(438)	43

Net equity transactions	(5,339,988)	(11,598,429)	307,434	(135,647)	301,684	(9,494,304)	1,563,644	626,992

Net change in contract owners’ equity	(4,879,590)	(12,707,296)	(188,037)	(497,548)	286,831	(10,404,978)	1,539,547	112,757
Contract owners’ equity beginning of period	19,950,741	32,658,037	1,798,964	2,296,512	3,895,080	14,300,058	5,237,413	5,124,656

Contract owners’ equity end of period	$15,071,151	19,950,741	1,610,927	1,798,964	4,181,911	3,895,080	6,776,960	5,237,413

CHANGES IN UNITS:
Beginning units	1,920,626	3,032,974	185,582	198,165	330,217	1,109,109	479,981	421,386
Units purchased	2,152,568	3,354,355	196,616	223,793	612,893	616,192	638,424	381,783
Units redeemed	(2,658,411)	(4,466,703)	(175,058)	(236,376)	(587,980)	(1,395,084)	(499,922)	(323,188)

Ending units	1,414,783	1,920,626	207,140	185,582	355,130	330,217	618,483	479,981

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PMVHYD		PIVEM2		PIHYB2		PROUSN
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,213,484	1,654,054	(9,428)	(6,522)	22,522	56,158	(14,871)	(17,016)
Realized gain (loss) on investments	(32,239)	820,865	(23,129)	(53,079)	(4,923)	(65,307)	(558,465)	(851,996)
Change in unrealized gain (loss) on investments	(539,192)	(1,000,671)	(91,466)	(23,262)	(52,996)	25,519	14,426	(1,110)
Reinvested capital gains	-	-	4,294	-	29,779	124,389	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	642,053	1,474,248	(119,729)	(82,863)	(5,618)	140,759	(558,910)	(870,122)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,151,744	2,242,574	4,604	2,065	24	5	33,740	68,394
Transfers between funds	(24,604,376)	(9,850,235)	(668,810)	7,247	(151,693)	(1,504,823)	805,976	316,312
Redemptions (note 3)	(4,117,868)	(8,101,377)	(17,314)	(145,696)	(30,719)	(167,868)	(164,344)	(83,183)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(17,860)	(17,555)	(16)	(179)	(94)	(966)	(8,555)	(4,272)
Adjustments to maintain reserves	3,594	1,884	(30)	(74)	(32)	(301)	(27)	(21)

Net equity transactions	(26,584,766)	(15,724,709)	(681,566)	(136,637)	(182,514)	(1,673,953)	666,790	297,230

Net change in contract owners’ equity	(25,942,713)	(14,250,461)	(801,295)	(219,500)	(188,132)	(1,533,194)	107,880	(572,892)
Contract owners’ equity beginning of period	40,136,238	54,386,699	1,396,179	1,615,679	807,700	2,340,894	427,662	1,000,554

Contract owners’ equity end of period	$14,193,525	40,136,238	594,884	1,396,179	619,568	807,700	535,542	427,662

CHANGES IN UNITS:
Beginning units	3,173,122	4,473,575	156,684	173,846	59,331	193,894	238,140	280,253
Units purchased	5,171,781	6,699,889	361,346	634,720	637	5	32,601,531	23,561,916
Units redeemed	(7,239,774)	(8,000,342)	(440,899)	(651,882)	(14,041)	(134,568)	(32,366,482)	(23,604,029)

Ending units	1,105,129	3,173,122	77,131	156,684	45,927	59,331	473,189	238,140

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PROAHY		PROA30		PROBNK		PROBM
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$2,518,932	784,463	(35,326)	(20,559)	(24,535)	(24,994)	(28,963)	(14,000)
Realized gain (loss) on investments	(2,369,880)	(7,493)	5,528	53,721	37,551	232,867	332,673	232,971
Change in unrealized gain (loss) on investments	(1,477,742)	2,062,411	(81,248)	27,258	(41,554)	37,916	(229,635)	82,649
Reinvested capital gains	1,094,952	1,802,745	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(233,738)	4,642,126	(111,046)	60,420	(28,538)	245,789	74,075	301,620

Equity transactions:
Purchase payments received from contract owners (note 3)	2,124,063	3,442,275	329,636	317,821	231,686	360,267	2,024,165	733,611
Transfers between funds	(77,620,796)	27,123,541	(1,515,523)	(89,778)	(523,737)	(159,884)	(2,248,769)	(127,012)
Redemptions (note 3)	(7,996,643)	(6,335,075)	(41,611)	(85,832)	(122,576)	(327,365)	(433,160)	(97,870)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(57,998)	(29,641)	(86)	(410)	(1,265)	(1,887)	(2,298)	(181)
Adjustments to maintain reserves	(92)	(74)	(63)	(43)	(49)	(65)	(77)	1

Net equity transactions	(83,551,466)	24,201,026	(1,227,647)	141,758	(415,941)	(128,934)	(660,139)	508,549

Net change in contract owners’ equity	(83,785,204)	28,843,152	(1,338,693)	202,178	(444,479)	116,855	(586,064)	810,169
Contract owners’ equity beginning of period	91,050,949	62,207,797	2,720,895	2,518,717	1,633,420	1,516,565	2,519,862	1,709,693

Contract owners’ equity end of period	$7,265,745	91,050,949	1,382,202	2,720,895	1,188,941	1,633,420	1,933,798	2,519,862

CHANGES IN UNITS:
Beginning units	6,759,648	5,021,067	264,312	276,877	126,901	155,165	262,357	208,000
Units purchased	9,161,420	15,204,092	2,471,023	3,403,978	534,493	1,294,281	1,730,344	1,168,115
Units redeemed	(15,385,024)	(13,465,511)	(2,596,185)	(3,416,543)	(575,977)	(1,322,545)	(1,790,175)	(1,113,758)

Ending units	536,044	6,759,648	139,150	264,312	85,417	126,901	202,526	262,357

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PROBR		PROBIO		PROBL		PROCG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(26,355)	(40,045)	(130,136)	(72,268)	(233,469)	(141,879)	(27,976)	(10,281)
Realized gain (loss) on investments	(657,661)	(934,894)	1,312,915	1,619,902	923,278	2,236,482	264,478	234,226
Change in unrealized gain (loss) on investments	(18,823)	(41,502)	(122,579)	640,287	(182,080)	(144,610)	348,126	64,045
Reinvested capital gains	-	-	419,243	-	651,704	88,396	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(702,839)	(1,016,441)	1,479,443	2,187,921	1,159,433	2,038,389	584,628	287,990

Equity transactions:
Purchase payments received from contract owners (note 3)	48,037	999,695	2,118,220	1,252,901	1,316,257	1,165,839	775,864	1,046,563
Transfers between funds	637,407	937,426	2,344,662	(1,970,729)	29,708,907	(7,364,556)	6,984,808	(598,315)
Redemptions (note 3)	(42,226)	(350,469)	(680,653)	(525,860)	(3,063,589)	(1,677,684)	(558,389)	(72,162)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(505)	(458)	(4,774)	(4,063)	(26,347)	(16,017)	(2,363)	(24)
Adjustments to maintain reserves	(43)	(40)	(129)	(116)	(4)	(136)	(69)	(42)

Net equity transactions	642,670	1,586,154	3,777,326	(1,247,867)	27,935,224	(7,892,554)	7,199,851	376,020

Net change in contract owners’ equity	(60,169)	569,713	5,256,769	940,054	29,094,657	(5,854,165)	7,784,479	664,010
Contract owners’ equity beginning of period	1,562,595	992,882	7,081,443	6,141,389	10,433,701	16,287,866	1,401,184	737,174

Contract owners’ equity end of period	$1,502,426	1,562,595	12,338,212	7,081,443	39,528,358	10,433,701	9,185,663	1,401,184

CHANGES IN UNITS:
Beginning units	327,711	149,740	330,278	473,197	711,453	1,418,158	102,777	68,405
Units purchased	4,750,744	11,844,790	932,200	1,167,210	26,144,314	19,786,491	971,669	398,085
Units redeemed	(4,703,356)	(11,666,819)	(812,943)	(1,310,129)	(24,413,167)	(20,493,196)	(454,393)	(363,713)

Ending units	375,099	327,711	449,535	330,278	2,442,600	711,453	620,053	102,777

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PROCS		PROEM		PROE30		PROFIN
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(46,841)	(31,650)	(101,360)	(41,266)	(15,167)	(19,432)	(45,691)	(18,198)
Realized gain (loss) on investments	89,858	326,680	(43,477)	(82,581)	(53,353)	315,069	453,662	127,715
Change in unrealized gain (loss) on investments	70,595	280,122	(35,336)	(184,909)	(380,672)	94,799	(30,064)	107,653
Reinvested capital gains	1,631	4,356	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	115,243	579,508	(180,173)	(308,756)	(449,192)	390,436	377,907	217,170

Equity transactions:
Purchase payments received from contract owners (note 3)	783,241	914,024	1,381,635	591,053	1,055,000	264,512	814,796	856,199
Transfers between funds	4,629,582	2,616,546	(828,211)	(1,582,728)	(1,230,404)	1,486,281	805,040	297,696
Redemptions (note 3)	(226,701)	(88,677)	(965,545)	(396,252)	(269,292)	(94,430)	(291,893)	(246,079)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(411)	(238)	(547)	(2,967)	(1,345)	(348)	(2,955)	-
Adjustments to maintain reserves	(104)	(73)	(95)	(102)	(92)	(54)	(30)	(35)

Net equity transactions	5,185,607	3,441,582	(412,763)	(1,390,996)	(446,133)	1,655,961	1,324,958	907,781

Net change in contract owners’ equity	5,300,850	4,021,090	(592,936)	(1,699,752)	(895,325)	2,046,397	1,702,865	1,124,951
Contract owners’ equity beginning of period	5,108,147	1,087,057	3,580,510	5,280,262	4,079,277	2,032,880	1,777,733	652,782

Contract owners’ equity end of period	$10,408,997	5,108,147	2,987,574	3,580,510	3,183,952	4,079,277	3,480,598	1,777,733

CHANGES IN UNITS:
Beginning units	320,513	94,015	425,737	576,322	314,135	185,175	135,152	64,514
Units purchased	904,394	856,172	4,919,139	4,204,286	1,239,031	1,156,497	955,714	1,018,139
Units redeemed	(636,493)	(629,674)	(4,971,304)	(4,354,871)	(1,281,924)	(1,027,537)	(853,049)	(947,501)

Ending units	588,414	320,513	373,572	425,737	271,242	314,135	237,817	135,152

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PROHC		PROIND		PROINT		PRONET
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(127,503)	(45,468)	(50,813)	(38,176)	(53,573)	(50,275)	(43,788)	(24,637)
Realized gain (loss) on investments	1,194,029	698,137	501,933	531,348	(392,718)	178,589	(73,865)	323,272
Change in unrealized gain (loss) on investments	518,321	233,035	(487,390)	582,633	(239,829)	37,134	(159,051)	211,946
Reinvested capital gains	-	-	-	-	363,217	199,907	155,349	88,106

Net increase (decrease) in contract owners’ equity resulting from operations	1,584,847	885,704	(36,270)	1,075,805	(322,903)	365,355	(121,355)	598,687

Equity transactions:
Purchase payments received from contract owners (note 3)	2,565,944	1,280,396	622,207	1,379,377	286,308	390,965	1,155,258	389,139
Transfers between funds	4,368,007	3,180,732	(3,987,941)	2,885,861	(2,149,453)	1,054,856	(2,040,416)	1,893,411
Redemptions (note 3)	(1,215,396)	(386,210)	(261,289)	(88,548)	(271,974)	(459,010)	(307,614)	(130,639)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(24,319)	(653)	(887)	(469)	(2)	(3,628)	(1,170)	(102)
Adjustments to maintain reserves	(106)	(119)	(51)	(74)	(47)	(79)	(44)	(96)

Net equity transactions	5,694,130	4,074,146	(3,627,961)	4,176,147	(2,135,168)	983,104	(1,193,986)	2,151,713

Net change in contract owners’ equity	7,278,977	4,959,850	(3,664,231)	5,251,952	(2,458,071)	1,348,459	(1,315,341)	2,750,400
Contract owners’ equity beginning of period	6,211,685	1,251,835	7,200,812	1,948,860	4,695,778	3,347,319	3,265,348	514,948

Contract owners’ equity end of period	$13,490,662	6,211,685	3,536,581	7,200,812	2,237,707	4,695,778	1,950,007	3,265,348

CHANGES IN UNITS:
Beginning units	407,435	113,070	532,485	196,512	383,339	320,958	219,621	51,684
Units purchased	1,465,722	1,705,053	433,244	1,251,397	719,213	987,627	512,236	773,821
Units redeemed	(1,145,214)	(1,410,688)	(714,590)	(915,424)	(901,954)	(925,246)	(600,409)	(605,884)

Ending units	727,943	407,435	251,139	532,485	200,598	383,339	131,448	219,621

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PROJP		PRON		PROOG		PROPHR
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(41,305)	(65,864)	(119,662)	(61,552)	(68,696)	(37,552)	(33,926)	8,911
Realized gain (loss) on investments	(1,418,320)	976,884	1,125,351	1,150,517	(95,127)	332,046	402,601	143,087
Change in unrealized gain (loss) on investments	(76,489)	114,740	(269,598)	187,545	(1,306,723)	273,605	10,202	100,994
Reinvested capital gains	1,231,498	-	350,423	-	477,309	146,333	126,265	97,347

Net increase (decrease) in contract owners’ equity resulting from operations	(304,616)	1,025,760	1,086,514	1,276,510	(993,237)	714,432	505,142	350,339

Equity transactions:
Purchase payments received from contract owners (note 3)	61,195	643,070	1,045,909	668,634	1,931,336	526,833	696,420	440,389
Transfers between funds	(1,671,586)	1,109,289	7,013,128	4,254,644	6,073,555	(477,228)	329,208	1,462,502
Redemptions (note 3)	(181,930)	(262,767)	(1,778,433)	(575,102)	(359,087)	(269,327)	(399,304)	(189,938)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,431)	(2,265)	(10,233)	(1,815)	(3,218)	(911)	(5,117)	(642)
Adjustments to maintain reserves	(98)	(69)	(200)	(55)	(92)	(97)	(172)	(30)

Net equity transactions	(1,793,850)	1,487,258	6,270,171	4,346,306	7,642,494	(220,730)	621,035	1,712,281

Net change in contract owners’ equity	(2,098,466)	2,513,018	7,356,685	5,622,816	6,649,257	493,702	1,126,177	2,062,620
Contract owners’ equity beginning of period	3,830,548	1,317,530	10,386,060	4,763,244	4,009,939	3,516,237	3,148,383	1,085,763

Contract owners’ equity end of period	$1,732,082	3,830,548	17,742,745	10,386,060	10,659,196	4,009,939	4,274,560	3,148,383

CHANGES IN UNITS:
Beginning units	303,478	152,930	634,252	385,195	290,843	311,471	212,949	94,784
Units purchased	1,075,734	3,347,901	8,168,604	8,318,824	1,324,750	688,967	949,218	585,820
Units redeemed	(1,244,470)	(3,197,353)	(7,861,974)	(8,069,767)	(729,164)	(709,595)	(915,857)	(467,655)

Ending units	134,742	303,478	940,882	634,252	886,429	290,843	246,310	212,949

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PROPM		PRORE		PRORRO		PROSCN
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(39,542)	(38,472)	13,688	(13,660)	(22,791)	(32,416)	(29,098)	(2,759)
Realized gain (loss) on investments	(636,649)	(1,401,346)	511,256	(19,451)	(533,386)	225,740	416,811	92,588
Change in unrealized gain (loss) on investments	34,481	283,161	299,842	(12,755)	(42,452)	26,570	216,213	15,235
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(641,710)	(1,156,657)	824,786	(45,866)	(598,629)	219,894	603,926	105,064

Equity transactions:
Purchase payments received from contract owners (note 3)	293,380	701,190	1,281,840	1,089,830	29,935	297,959	1,175,866	35,757
Transfers between funds	329,492	316,085	3,012,943	(2,127,909)	(996,406)	1,462,141	3,670,481	69,850
Redemptions (note 3)	(230,297)	(524,934)	(457,898)	(233,778)	(134,017)	(527,238)	(358,014)	(23,830)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(5,377)	(285)	(6,206)	(85)	(2,406)	(1,277)	(1,796)	(226)
Adjustments to maintain reserves	(94)	(47)	(97)	(95)	(40)	(76)	(69)	(26)

Net equity transactions	387,104	492,009	3,830,582	(1,272,037)	(1,102,934)	1,231,509	4,486,468	81,525

Net change in contract owners’ equity	(254,606)	(664,648)	4,655,368	(1,317,903)	(1,701,563)	1,451,403	5,090,394	186,589
Contract owners’ equity beginning of period	2,198,155	2,862,803	1,968,101	3,286,004	2,315,767	864,364	297,110	110,521

Contract owners’ equity end of period	$1,943,549	2,198,155	6,623,469	1,968,101	614,204	2,315,767	5,387,504	297,110

CHANGES IN UNITS:
Beginning units	516,611	410,943	186,742	307,573	406,251	174,521	27,132	13,309
Units purchased	3,220,047	6,454,369	1,414,670	1,342,805	6,538,814	8,358,009	1,009,027	1,324,223
Units redeemed	(3,128,075)	(6,348,701)	(1,091,056)	(1,463,636)	(6,787,074)	(8,126,279)	(664,603)	(1,310,400)

Ending units	608,583	516,611	510,356	186,742	157,991	406,251	371,556	27,132

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PROSEM		PROSIN		PROSN		PROTEC
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(3,318)	(10,282)	(10,316)	(17,090)	(10,003)	(13,404)	(88,202)	(32,561)
Realized gain (loss) on investments	(113,557)	(205,980)	(2,773)	(178,548)	(397,414)	(348,186)	697,907	239,879
Change in unrealized gain (loss) on investments	3,317	24,886	27,926	(1,835)	10,104	(10,113)	(124,064)	274,000
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(113,558)	(191,376)	14,837	(197,473)	(397,313)	(371,703)	485,641	481,318

Equity transactions:
Purchase payments received from contract owners (note 3)	2,788	64,895	69,557	72,604	47,201	107,271	1,760,647	313,459
Transfers between funds	(68,451)	(23,102)	(126,832)	287,988	348,080	251,848	(154,013)	1,527,391
Redemptions (note 3)	(36,813)	(76,436)	(30,921)	(37,074)	(38,497)	(58,262)	(276,737)	(153,884)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(39)	(2,999)	(222)	(529)	(901)	(404)	(2,811)	(291)
Adjustments to maintain reserves	(26)	(24)	(23)	(35)	(18)	(38)	(55)	(63)

Net equity transactions	(102,541)	(37,666)	(88,441)	322,954	355,865	300,415	1,327,031	1,686,612

Net change in contract owners’ equity	(216,099)	(229,042)	(73,604)	125,481	(41,448)	(71,288)	1,812,672	2,167,930
Contract owners’ equity beginning of period	262,351	491,393	515,832	390,351	423,062	494,350	4,079,935	1,912,005

Contract owners’ equity end of period	$46,252	262,351	442,228	515,832	381,614	423,062	5,892,607	4,079,935

CHANGES IN UNITS:
Beginning units	33,825	63,269	99,808	58,276	100,893	81,510	329,911	190,108
Units purchased	761,874	3,625,236	902,507	2,141,615	4,039,454	5,500,183	1,316,383	1,076,832
Units redeemed	(789,324)	(3,654,680)	(916,906)	(2,100,083)	(4,026,088)	(5,480,800)	(1,235,974)	(937,029)

Ending units	6,375	33,825	85,409	99,808	114,259	100,893	410,320	329,911

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PROTEL		PROGVP		PROUN		PROUTL
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$20,570	6,379	(40,294)	(64,579)	(61,890)	(30,974)	30,832	24,309
Realized gain (loss) on investments	(10,985)	(142,268)	801,635	(1,098,956)	1,536,139	1,331,361	718,956	108,802
Change in unrealized gain (loss) on investments	(17,724)	115,045	42,051	(21,414)	(86,427)	(14,280)	166,268	(540)
Reinvested capital gains	-	25,407	-	303,700	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(8,139)	4,563	803,392	(881,249)	1,387,822	1,286,107	916,056	132,571

Equity transactions:
Purchase payments received from contract owners (note 3)	108,196	307,186	208,390	942,196	158,718	514,896	2,212,820	376,803
Transfers between funds	113,707	(3,861,170)	272,688	(74,585)	(2,679,074)	5,377,652	1,350,289	(666,351)
Redemptions (note 3)	(55,057)	(20,589)	(338,103)	(1,510,425)	(633,780)	(468,473)	(439,976)	(240,174)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(861)	-	(713)	(6,499)	(8,663)	(1,465)	(5,197)	(688)
Adjustments to maintain reserves	(7)	(48)	79	(12,925)	(70)	(172)	(110)	(82)

Net equity transactions	165,978	(3,574,621)	142,341	(662,238)	(3,162,869)	5,422,438	3,117,826	(530,492)

Net change in contract owners’ equity	157,839	(3,570,058)	945,733	(1,543,487)	(1,775,047)	6,708,545	4,033,882	(397,921)
Contract owners’ equity beginning of period	412,848	3,982,906	1,593,389	3,136,876	8,062,616	1,354,071	1,336,584	1,734,505

Contract owners’ equity end of period	$570,687	412,848	2,539,122	1,593,389	6,287,569	8,062,616	5,370,466	1,336,584

CHANGES IN UNITS:
Beginning units	34,300	363,734	135,761	211,249	312,708	92,860	112,703	163,570
Units purchased	194,448	676,318	3,118,971	8,613,376	2,882,811	3,324,377	1,548,714	991,129
Units redeemed	(180,877)	(1,005,752)	(3,093,570)	(8,688,864)	(3,010,607)	(3,104,529)	(1,296,742)	(1,041,996)

Ending units	47,871	34,300	161,162	135,761	184,912	312,708	364,675	112,703

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RVMFU		RSRF		RVAMR		RBKF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(50,210)	(47,472)	(118,360)	(97,504)	(182,501)	(176,530)	(1,416)	(21,861)
Realized gain (loss) on investments	183,710	(463,482)	476,304	156,783	903,628	659,201	(32,725)	337,442
Change in unrealized gain (loss) on investments	289,461	533,137	(278,444)	966,197	(1,609,481)	1,861,640	(256,330)	(50,235)
Reinvested capital gains	-	-	-	-	1,119,869	-	282,260	186,293

Net increase (decrease) in contract owners’ equity resulting from operations	422,961	22,183	79,500	1,025,476	231,515	2,344,311	(8,211)	451,639

Equity transactions:
Purchase payments received from contract owners (note 3)	462,837	630,088	1,043,890	1,074,499	2,347,668	886,918	200,691	297,772
Transfers between funds	(279,679)	(303,464)	492,564	(423,993)	83,767	2,222,784	355,020	(2,553,706)
Redemptions (note 3)	(396,432)	(661,957)	(1,785,375)	(890,512)	(1,667,590)	(1,509,162)	(231,395)	(267,595)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(5,979)	(10,493)	(802)	(4,708)	(15,377)	(12,763)	(1,130)	(408)
Adjustments to maintain reserves	(148)	(137)	(156)	(128)	(51)	(97)	(86)	(329)

Net equity transactions	(219,401)	(345,963)	(249,879)	(244,842)	748,417	1,587,680	323,100	(2,524,266)

Net change in contract owners’ equity	203,560	(323,780)	(170,379)	780,634	979,932	3,931,991	314,889	(2,072,627)
Contract owners’ equity beginning of period	3,156,056	3,479,836	7,978,425	7,197,791	14,563,763	10,631,772	1,611,604	3,684,231

Contract owners’ equity end of period	$3,359,616	3,156,056	7,808,046	7,978,425	15,543,695	14,563,763	1,926,493	1,611,604

CHANGES IN UNITS:
Beginning units	454,481	506,656	564,715	594,453	1,198,793	1,064,254	196,923	584,843
Units purchased	504,463	276,884	187,330	189,781	463,243	553,599	1,235,632	3,744,058
Units redeemed	(519,240)	(329,059)	(206,030)	(219,519)	(412,272)	(419,060)	(1,199,285)	(4,131,978)

Ending units	439,704	454,481	546,015	564,715	1,249,764	1,198,793	233,270	196,923

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RBMF		RVBER		RBF		RVCLR
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$82,589	(42,525)	(85,966)	(1,516)	(165,338)	(125,599)	(178,564)	(3,973)
Realized gain (loss) on investments	(184,128)	(508,850)	420,196	447,195	1,836,024	2,656,261	452,119	645,935
Change in unrealized gain (loss) on investments	(449,668)	58,743	(1,361,247)	607,293	850,613	523,250	(1,251,752)	150,597
Reinvested capital gains	285,531	244,947	1,114,760	-	-	-	946,978	323,037

Net increase (decrease) in contract owners’ equity resulting from operations	(265,676)	(247,685)	87,743	1,052,972	2,521,299	3,053,912	(31,219)	1,115,596

Equity transactions:
Purchase payments received from contract owners (note 3)	306,490	291,453	1,162,708	536,013	1,593,534	1,000,339	1,332,281	458,121
Transfers between funds	(741,916)	(1,405,632)	1,891,508	(911,078)	1,511,793	(94,062)	7,644,059	858,328
Redemptions (note 3)	(588,404)	(744,388)	(728,084)	(796,177)	(1,434,291)	(1,078,525)	(1,685,507)	(1,423,045)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,096)	(1,241)	(9,388)	(4,316)	(1,204)	(3,371)	(5,955)	(14,772)
Adjustments to maintain reserves	(51)	(178)	(100)	(39)	(22)	(158)	(87)	(100)

Net equity transactions	(1,027,977)	(1,859,986)	2,316,644	(1,175,597)	1,669,810	(175,777)	7,284,791	(121,468)

Net change in contract owners’ equity	(1,293,653)	(2,107,671)	2,404,387	(122,625)	4,191,109	2,878,135	7,253,572	994,128
Contract owners’ equity beginning of period	4,895,991	7,003,662	7,580,969	7,703,594	9,526,308	6,648,173	15,158,693	14,164,565

Contract owners’ equity end of period	$3,602,338	4,895,991	9,985,356	7,580,969	13,717,417	9,526,308	22,412,265	15,158,693

CHANGES IN UNITS:
Beginning units	218,828	317,742	677,455	803,979	412,742	442,089	1,377,640	1,398,310
Units purchased	842,929	1,313,171	399,379	294,695	1,278,704	2,343,677	1,063,481	633,144
Units redeemed	(894,395)	(1,412,085)	(198,480)	(421,219)	(1,232,905)	(2,373,024)	(416,473)	(653,814)

Ending units	167,362	218,828	878,354	677,455	458,541	412,742	2,024,648	1,377,640

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RVCMD		RCPF		RVLDD		RELF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(45,199)	(52,691)	(60,102)	(21,306)	(123,645)	(139,986)	(51,654)	(22,605)
Realized gain (loss) on investments	(29,757)	(78,601)	636,170	1,584,161	(464,875)	3,438,553	406,145	580,935
Change in unrealized gain (loss) on investments	(1,085,189)	(66,206)	(324,965)	267,878	(978,760)	916,252	117,739	14,646
Reinvested capital gains	-	-	592,993	-	2,795,138	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,160,145)	(197,498)	844,096	1,830,733	1,227,858	4,214,819	472,230	572,976

Equity transactions:
Purchase payments received from contract owners (note 3)	441,233	320,599	591,924	931,605	186,650	1,540,488	176,778	13,158
Transfers between funds	505,453	(817,117)	330,257	(1,447,914)	(5,262,357)	3,279,037	2,396,175	(331,459)
Redemptions (note 3)	(524,800)	(679,136)	(776,331)	(1,112,464)	(1,679,286)	(806,527)	(718,868)	(170,334)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(453)	(4,282)	(1,940)	(2,902)	(13,523)	(9,576)	(881)	(441)
Adjustments to maintain reserves	(6)	(155)	(112)	(142)	(145)	(141)	(93)	(96)

Net equity transactions	421,427	(1,180,091)	143,798	(1,631,817)	(6,768,661)	4,003,281	1,853,111	(489,172)

Net change in contract owners’ equity	(738,718)	(1,377,589)	987,894	198,916	(5,540,803)	8,218,100	2,325,341	83,804
Contract owners’ equity beginning of period	3,163,749	4,541,338	7,850,995	7,652,079	15,127,161	6,909,061	2,140,213	2,056,409

Contract owners’ equity end of period	$2,425,031	3,163,749	8,838,889	7,850,995	9,586,358	15,127,161	4,465,554	2,140,213

CHANGES IN UNITS:
Beginning units	679,934	929,892	312,694	382,444	860,829	633,796	234,202	298,819
Units purchased	1,022,890	1,341,285	818,213	1,766,043	4,355,011	6,669,569	1,785,566	2,681,931
Units redeemed	(893,528)	(1,591,243)	(813,116)	(1,835,793)	(4,731,152)	(6,442,536)	(1,619,382)	(2,746,548)

Ending units	809,296	679,934	317,791	312,694	484,688	860,829	400,386	234,202

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RENF		RESF		RLCE		RFSF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(156,679)	(102,845)	(138,574)	(95,266)	(12,816)	(49,149)	(50,845)	(53,307)
Realized gain (loss) on investments	142,778	857,325	(2,709,752)	931,288	(539,005)	629,819	443,330	1,196,595
Change in unrealized gain (loss) on investments	(5,056,504)	748,448	(3,076,318)	157,143	(215,115)	(60,307)	198,643	34,793
Reinvested capital gains	1,805,278	119,075	1,268,083	283,573	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,265,127)	1,622,003	(4,656,561)	1,276,738	(766,936)	520,363	591,128	1,178,081

Equity transactions:
Purchase payments received from contract owners (note 3)	1,847,759	665,203	903,685	473,763	230,633	152,577	524,826	957,305
Transfers between funds	10,502,823	(1,703,661)	8,206,991	988,302	(4,865,262)	110,647	1,886,535	(914,871)
Redemptions (note 3)	(1,370,419)	(834,404)	(1,011,847)	(803,902)	(317,148)	(449,669)	(539,411)	(463,969)
Annuity benefits	-	(176)	-	(170)	-	(81)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,145)	(2,074)	(2,082)	(915)	(1,687)	(2,277)	(1,014)	(1,403)
Adjustments to maintain reserves	(2,425)	(2,680)	(148)	(83)	(21)	(142)	(176)	(125)

Net equity transactions	10,974,593	(1,877,792)	8,096,599	656,995	(4,953,485)	(188,945)	1,870,760	(423,063)

Net change in contract owners’ equity	7,709,466	(255,789)	3,440,038	1,933,733	(5,720,421)	331,418	2,461,888	755,018
Contract owners’ equity beginning of period	8,133,526	8,389,315	7,762,863	5,829,130	7,083,250	6,751,832	5,285,828	4,530,810

Contract owners’ equity end of period	$15,842,992	8,133,526	11,202,901	7,762,863	1,362,829	7,083,250	7,747,716	5,285,828

CHANGES IN UNITS:
Beginning units	306,654	384,516	261,356	241,614	598,527	724,600	505,938	545,150
Units purchased	1,499,012	1,275,463	1,486,298	1,340,358	1,525,609	2,552,703	1,335,694	2,646,245
Units redeemed	(1,046,045)	(1,353,325)	(1,195,133)	(1,320,616)	(1,989,528)	(2,678,776)	(1,170,300)	(2,685,457)

Ending units	759,621	306,654	552,521	261,356	134,608	598,527	671,332	505,938

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RUGB		RHCF		RINF		RVIDD
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(63,722)	(94,033)	(217,257)	(131,972)	(77,905)	(69,123)	(35,499)	(51,467)
Realized gain (loss) on investments	2,681,373	(10,076,113)	2,777,411	2,474,699	349,470	867,754	(498,686)	(1,769,502)
Change in unrealized gain (loss) on investments	746,859	(181,154)	(378,502)	1,029,362	(841,487)	904,614	85,278	(153,594)
Reinvested capital gains	-	1,193,928	672,639	-	381,276	144,734	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,364,510	(9,157,372)	2,854,291	3,372,089	(188,646)	1,847,979	(448,907)	(1,974,563)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,754,492	1,103,657	2,620,249	2,145,392	226,462	389,319	(205,682)	1,143,326
Transfers between funds	5,225,324	5,476,848	1,977,162	2,029,515	(3,795,674)	3,110,455	498,724	988,958
Redemptions (note 3)	(3,291,520)	(3,157,965)	(1,634,829)	(1,304,172)	(868,092)	(455,502)	(102,492)	(1,758,285)
Annuity benefits	-	-	-	-	-	(144)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(9,222)	(11,234)	(6,575)	(3,075)	(997)	(1,087)	(2,632)	(5,348)
Adjustments to maintain reserves	10,862	4,934	(2,145)	(2,034)	(66)	(170)	269,624	(536)

Net equity transactions	3,689,936	3,416,240	2,953,862	2,865,626	(4,438,367)	3,042,871	457,542	368,115

Net change in contract owners’ equity	7,054,446	(5,741,132)	5,808,153	6,237,715	(4,627,013)	4,890,850	8,635	(1,606,448)
Contract owners’ equity beginning of period	5,255,438	10,996,570	13,505,899	7,268,184	8,210,449	3,319,599	1,652,682	3,259,130

Contract owners’ equity end of period	$12,309,884	5,255,438	19,314,052	13,505,899	3,583,436	8,210,449	1,661,317	1,652,682

CHANGES IN UNITS:
Beginning units	349,681	587,510	702,990	528,331	310,691	185,142	1,540,494	1,663,040
Units purchased	12,639,851	29,281,459	1,801,445	2,782,064	568,050	976,799	72,642,968	84,767,169
Units redeemed	(12,367,753)	(29,519,288)	(1,685,965)	(2,607,405)	(744,221)	(851,250)	(72,186,866)	(84,889,715)

Ending units	621,779	349,681	818,470	702,990	134,520	310,691	1,996,596	1,540,494

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RJNF		RVIMC		RAF		RVISC
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(67,471)	(95,905)	(12,622)	(14,202)	(12,036)	(20,299)	(29,366)	(25,452)
Realized gain (loss) on investments	(2,210,303)	158,167	(80,672)	(244,138)	(283,602)	(502,351)	(135,495)	(685,042)
Change in unrealized gain (loss) on investments	(68,121)	113,156	(16,193)	(17,759)	14,251	(2,299)	12,918	15,531
Reinvested capital gains	247,206	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,098,689)	175,418	(109,487)	(276,099)	(281,387)	(524,949)	(151,943)	(694,963)

Equity transactions:
Purchase payments received from contract owners (note 3)	453,448	349,407	108,837	89,924	86,355	97,328	136,950	152,875
Transfers between funds	(7,274,985)	10,609,672	51,497	436,271	63,115	(946,975)	134,389	942,506
Redemptions (note 3)	(1,081,474)	(1,954,911)	(46,515)	(87,953)	(65,140)	(591,460)	(199,617)	(181,762)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,232)	(3,357)	(215)	(121)	(103)	(1,284)	(1,260)	(1,081)
Adjustments to maintain reserves	(76)	(1,338)	(31)	(305)	(45)	(44)	(79)	(1,250)

Net equity transactions	(7,906,319)	8,999,473	113,573	437,816	84,182	(1,442,435)	70,383	911,288

Net change in contract owners’ equity	(10,005,008)	9,174,891	4,086	161,717	(197,205)	(1,967,384)	(81,560)	216,325
Contract owners’ equity beginning of period	12,393,562	3,218,671	694,206	532,489	589,385	2,556,769	1,327,490	1,111,165

Contract owners’ equity end of period	$2,388,554	12,393,562	698,292	694,206	392,180	589,385	1,245,930	1,327,490

CHANGES IN UNITS:
Beginning units	2,866,211	869,975	298,812	163,777	399,140	1,229,953	603,134	353,496
Units purchased	24,476,066	76,606,273	3,137,046	4,191,920	12,515,058	23,608,721	31,561,713	35,271,159
Units redeemed	(26,544,075)	(74,610,037)	(3,084,221)	(4,056,885)	(12,592,360)	(24,439,534)	(31,509,648)	(35,021,521)

Ending units	798,202	2,866,211	351,637	298,812	321,838	399,140	655,199	603,134

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RUF		RLCJ		RLF		RMED
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(41,984)	(62,514)	(18,072)	(37,709)	(58,826)	(43,910)	(55,863)	(74,433)
Realized gain (loss) on investments	(716,385)	(1,514,696)	(789,422)	648,771	701,351	1,385,348	142,833	1,653,950
Change in unrealized gain (loss) on investments	25,376	31,871	(406,155)	49,475	(1,130,567)	477,732	(285,631)	139,312
Reinvested capital gains	-	-	703,066	-	707,576	-	407,497	-

Net increase (decrease) in contract owners’ equity resulting from operations	(732,993)	(1,545,339)	(510,583)	660,537	219,534	1,819,170	208,836	1,718,829

Equity transactions:
Purchase payments received from contract owners (note 3)	119,696	296,522	14,394	575,313	263,234	645,727	121,560	989,306
Transfers between funds	911,895	(45,657)	(958,025)	(304,628)	392,396	(1,414,161)	(811,617)	(3,206,469)
Redemptions (note 3)	(293,221)	(732,548)	(155,712)	(562,936)	(844,694)	(1,302,590)	(1,296,955)	(1,057,781)
Annuity benefits	-	-	-	(80)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,673)	(4,356)	(231)	(827)	(1,187)	(3,603)	(8,967)	(5,998)
Adjustments to maintain reserves	(71)	(88)	(71)	(124)	(38)	(220)	(129)	740

Net equity transactions	733,626	(486,127)	(1,099,645)	(293,282)	(190,289)	(2,074,847)	(1,996,108)	(3,280,202)

Net change in contract owners’ equity	633	(2,031,466)	(1,610,228)	367,255	29,245	(255,677)	(1,787,272)	(1,561,373)
Contract owners’ equity beginning of period	2,017,505	4,048,971	2,492,057	2,124,802	4,912,517	5,168,194	4,876,218	6,437,591

Contract owners’ equity end of period	$2,018,138	2,017,505	881,829	2,492,057	4,941,762	4,912,517	3,088,946	4,876,218

CHANGES IN UNITS:
Beginning units	737,210	1,072,355	175,090	246,456	191,698	283,744	181,969	321,813
Units purchased	23,129,048	26,602,273	1,290,563	3,123,192	401,489	255,359	1,088,323	1,607,831
Units redeemed	(22,987,399)	(26,937,418)	(1,386,180)	(3,194,558)	(411,284)	(347,405)	(1,175,803)	(1,747,675)

Ending units	878,859	737,210	79,473	175,090	181,903	191,698	94,489	181,969

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RVARS		RVF		ROF		RNF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(96,213)	(100,772)	(238,766)	(146,187)	(225,576)	(130,828)	(150,847)	(153,860)
Realized gain (loss) on investments	46,369	190,507	(2,248,087)	3,683,148	3,710,674	2,877,102	2,270,505	4,857,923
Change in unrealized gain (loss) on investments	250,516	(75,720)	(4,770,138)	1,362,512	(1,067,072)	761,861	101,351	(266,949)
Reinvested capital gains	-	-	10,822,487	1,814,037	870,062	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	200,672	14,015	3,565,496	6,713,510	3,288,088	3,508,135	2,221,009	4,437,114

Equity transactions:
Purchase payments received from contract owners (note 3)	689,469	891,040	792,060	396,305	3,736,301	1,672,701	606,802	340,569
Transfers between funds	(305,549)	(356,877)	8,891,897	9,099,774	(2,852,464)	8,071,763	(16,471,982)	16,138,769
Redemptions (note 3)	(930,030)	(1,470,776)	(2,962,454)	(1,401,084)	(4,395,336)	(1,409,589)	(2,146,030)	(1,787,536)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,915)	(5,802)	(11,423)	(6,174)	(7,817)	(3,392)	(8,626)	(3,844)
Adjustments to maintain reserves	54	(118)	16	(172)	(181)	(170)	(183)	(129)

Net equity transactions	(548,971)	(942,533)	6,710,096	8,088,649	(3,519,497)	8,331,313	(18,020,019)	14,687,829

Net change in contract owners’ equity	(348,299)	(928,518)	10,275,592	14,802,159	(231,409)	11,839,448	(15,799,010)	19,124,943
Contract owners’ equity beginning of period	7,062,750	7,991,268	20,772,792	5,970,633	19,264,862	7,425,414	28,504,432	9,379,489

Contract owners’ equity end of period	$6,714,451	7,062,750	31,048,384	20,772,792	19,033,453	19,264,862	12,705,422	28,504,432

CHANGES IN UNITS:
Beginning units	794,484	901,230	936,401	458,586	887,995	436,120	1,902,052	841,905
Units purchased	165,391	575,846	5,717,017	7,499,559	5,980,883	5,273,797	13,564,750	16,470,441
Units redeemed	(227,474)	(682,592)	(5,626,321)	(7,021,744)	(6,122,350)	(4,821,922)	(14,799,873)	(15,410,294)

Ending units	732,401	794,484	1,027,097	936,401	746,528	887,995	666,929	1,902,052

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RPMF		RREF		RRF		RMEK
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(156,356)	(61,194)	(32,265)	62,932	(42,275)	(50,348)	(66,781)	(92,440)
Realized gain (loss) on investments	(1,085,341)	(10,909,563)	818,454	600,129	(315,880)	798,708	19,623	2,501,384
Change in unrealized gain (loss) on investments	(1,663,300)	1,267,214	565,357	(371,515)	205,821	(119,375)	(227,350)	246,587
Reinvested capital gains	-	-	-	-	354,190	414,916	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,904,997)	(9,703,543)	1,351,546	291,546	201,856	1,043,901	(274,508)	2,655,531

Equity transactions:
Purchase payments received from contract owners (note 3)	602,821	876,867	869,861	760,946	57,987	68,371	158,722	734,332
Transfers between funds	1,994,014	200,665	2,584,173	(4,632,116)	(21,363)	964,277	226,488	(720,198)
Redemptions (note 3)	(1,064,931)	(1,512,209)	(1,285,653)	(1,467,629)	(453,219)	(357,643)	(524,180)	(1,178,381)
Annuity benefits	-	(139)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,432)	(7,604)	(6,071)	(5,130)	(476)	(601)	(4,109)	(5,894)
Adjustments to maintain reserves	(906)	(826)	(90)	(178)	(56)	(96)	(1,362)	(1,103)

Net equity transactions	1,529,566	(443,246)	2,162,220	(5,344,107)	(417,127)	674,308	(144,441)	(1,171,244)

Net change in contract owners’ equity	(1,375,431)	(10,146,789)	3,513,766	(5,052,561)	(215,271)	1,718,209	(418,949)	1,484,287
Contract owners’ equity beginning of period	9,533,254	19,680,043	7,335,555	12,388,116	4,609,507	2,891,298	5,993,870	4,509,583

Contract owners’ equity end of period	$8,157,823	9,533,254	10,849,321	7,335,555	4,394,236	4,609,507	5,574,921	5,993,870

CHANGES IN UNITS:
Beginning units	851,731	885,640	391,260	680,026	192,774	162,131	252,741	279,441
Units purchased	2,852,650	3,287,772	1,710,471	2,495,174	480,578	1,556,340	3,268,013	5,352,149
Units redeemed	(2,824,440)	(3,321,681)	(1,609,075)	(2,783,940)	(485,459)	(1,525,697)	(3,283,272)	(5,378,849)

Ending units	879,941	851,731	492,656	391,260	187,893	192,774	237,482	252,741

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RTF		RVLCG		RVLCV		RVMCG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(205,840)	(166,574)	(725,220)	(450,880)	(511,998)	(401,183)	(344,056)	(390,580)
Realized gain (loss) on investments	1,191,175	5,084,346	5,724,436	6,154,278	4,906,051	4,936,907	(1,709,333)	1,172,344
Change in unrealized gain (loss) on investments	(960,346)	1,081,013	(7,211,446)	3,284,925	(4,557,991)	2,931,792	(3,652,884)	2,615,495
Reinvested capital gains	3,509,869	-	5,852,907	-	2,577,273	-	3,423,397	2,460,732

Net increase (decrease) in contract owners’ equity resulting from operations	3,534,858	5,998,785	3,640,677	8,988,323	2,413,335	7,467,516	(2,282,876)	5,857,991

Equity transactions:
Purchase payments received from contract owners (note 3)	784,652	1,839,924	5,701,897	3,072,431	6,928,111	6,062,149	3,454,966	2,477,288
Transfers between funds	(1,273,010)	3,502,207	16,869,795	13,121,863	(6,141,804)	19,590,203	(15,450,590)	12,059,764
Redemptions (note 3)	(1,967,685)	(933,621)	(4,156,340)	(3,056,092)	(4,625,811)	(3,194,433)	(2,169,218)	(3,022,106)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(34,127)	(2,183)	(12,974)	(12,732)	(9,817)	(11,356)	(7,271)	(6,076)
Adjustments to maintain reserves	(83)	(136)	(224)	(112)	(186)	(161)	(139)	(149)

Net equity transactions	(2,490,253)	4,406,191	18,402,154	13,125,358	(3,849,507)	22,446,402	(14,172,252)	11,508,721

Net change in contract owners’ equity	1,044,605	10,404,976	22,042,831	22,113,681	(1,436,172)	29,913,918	(16,455,128)	17,366,712
Contract owners’ equity beginning of period	15,631,139	5,226,163	40,474,629	18,360,948	43,034,012	13,120,094	35,384,794	18,018,082

Contract owners’ equity end of period	$16,675,744	15,631,139	62,517,460	40,474,629	41,597,840	43,034,012	18,929,666	35,384,794

CHANGES IN UNITS:
Beginning units	1,014,924	582,339	2,287,444	1,437,364	2,417,188	1,057,510	1,496,626	995,696
Units purchased	6,309,673	10,185,263	6,943,449	5,020,496	6,185,977	6,909,502	4,671,278	5,313,584
Units redeemed	(6,432,999)	(9,752,678)	(6,036,299)	(4,170,416)	(6,474,435)	(5,549,824)	(5,340,739)	(4,812,654)

Ending units	891,598	1,014,924	3,194,594	2,287,444	2,128,730	2,417,188	827,165	1,496,626

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RVMCV		RVSCG		RVSCV		RVSDL
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(264,697)	(214,369)	(257,141)	(304,450)	(151,080)	(106,372)	(27,706)	(16,687)
Realized gain (loss) on investments	(592,155)	2,920,051	75,947	3,607,947	283,385	1,956,823	430,410	(138,329)
Change in unrealized gain (loss) on investments	(1,191,998)	235,438	(1,405,380)	1,418,422	(1,986,151)	1,241,525	164,720	45,008
Reinvested capital gains	1,443,269	-	-	1,443,441	1,416,133	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(605,581)	2,941,120	(1,586,574)	6,165,360	(437,713)	3,091,976	567,424	(110,008)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,183,257	1,130,825	2,369,634	2,334,962	1,814,241	1,907,425	545,100	41,308
Transfers between funds	(8,751,618)	11,555,166	(14,352,624)	10,759,511	(5,573,168)	4,003,016	2,465,741	(2,192,486)
Redemptions (note 3)	(2,459,791)	(1,550,798)	(1,244,185)	(2,215,162)	(822,150)	(1,101,631)	(628,980)	(131,943)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,050)	(4,051)	(3,230)	(3,414)	(3,576)	(4,344)	(777)	(2,883)
Adjustments to maintain reserves	(209)	(146)	(206)	(139)	(107)	(95)	(89)	(71)

Net equity transactions	(9,031,411)	11,130,996	(13,230,611)	10,875,758	(4,584,760)	4,804,371	2,380,995	(2,286,075)

Net change in contract owners’ equity	(9,636,992)	14,072,116	(14,817,185)	17,041,118	(5,022,473)	7,896,347	2,948,419	(2,396,083)
Contract owners’ equity beginning of period	20,702,285	6,630,169	29,782,353	12,741,235	14,186,349	6,290,002	808,868	3,204,951

Contract owners’ equity end of period	$11,065,293	20,702,285	14,965,168	29,782,353	9,163,876	14,186,349	3,757,287	808,868

CHANGES IN UNITS:
Beginning units	1,127,639	483,777	1,496,718	870,994	812,402	498,760	150,484	567,154
Units purchased	3,942,358	7,008,245	1,769,884	4,687,229	1,318,253	2,641,764	5,669,221	2,755,463
Units redeemed	(4,496,330)	(6,364,383)	(2,509,969)	(4,061,505)	(1,612,956)	(2,328,122)	(5,258,879)	(3,172,133)

Ending units	573,667	1,127,639	756,633	1,496,718	517,699	812,402	560,826	150,484

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RTEC		RTEL		RTRF		RUTL
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(115,372)	(69,183)	8,562	9,298	(128,629)	(105,857)	23,240	91,229
Realized gain (loss) on investments	686,781	751,386	54,366	103,880	1,836,307	2,256,698	840,246	430,793
Change in unrealized gain (loss) on investments	33,726	716,074	(71,121)	52,697	(124,008)	467,263	170,463	35,374
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	605,135	1,398,277	(8,193)	165,875	1,583,670	2,618,104	1,033,949	557,396

Equity transactions:
Purchase payments received from contract owners (note 3)	649,725	674,612	78,008	87,656	662,503	450,479	773,283	351,691
Transfers between funds	3,287,110	10,646	110,521	(17,225)	(259,017)	3,238,904	3,691,818	(1,832,991)
Redemptions (note 3)	(937,998)	(514,896)	(84,330)	(116,114)	(1,495,162)	(883,512)	(875,239)	(609,781)
Annuity benefits	-	-	-	-	-	(175)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,759)	(1,311)	(165)	(1,197)	(4,194)	(3,159)	(3,519)	(2,374)
Adjustments to maintain reserves	(164)	(125)	(103)	(26)	(164)	(116)	(112)	(70)

Net equity transactions	2,994,914	168,926	103,931	(46,906)	(1,096,034)	2,802,421	3,586,231	(2,093,525)

Net change in contract owners’ equity	3,600,049	1,567,203	95,738	118,969	487,636	5,420,525	4,620,180	(1,536,129)
Contract owners’ equity beginning of period	6,237,296	4,670,093	1,042,534	923,565	9,712,977	4,292,452	4,236,429	5,772,558

Contract owners’ equity end of period	$9,837,345	6,237,296	1,138,272	1,042,534	10,200,613	9,712,977	8,856,609	4,236,429

CHANGES IN UNITS:
Beginning units	362,371	354,947	117,499	119,021	410,896	266,492	315,279	479,076
Units purchased	1,289,754	1,708,792	1,221,987	3,820,047	993,911	1,848,015	3,041,665	4,058,300
Units redeemed	(1,124,150)	(1,701,368)	(1,212,588)	(3,821,569)	(1,049,540)	(1,703,611)	(2,805,174)	(4,222,097)

Ending units	527,975	362,371	126,898	117,499	355,267	410,896	551,770	315,279

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RVWDL		GVFRB		GSBLMO		VWHA
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(6,150)	(7,580)	(121,722)	(32,883)	(9,056)	(28)	(77,587)	(29,575)
Realized gain (loss) on investments	(92,545)	(39,910)	260,727	43,993	3,134	-	392,706	1,814
Change in unrealized gain (loss) on investments	(18,378)	407	(77,735)	67,360	15,899	105	(1,427,435)	229,262
Reinvested capital gains	-	-	-	-	-	-	-	42,986

Net increase (decrease) in contract owners’ equity resulting from operations	(117,073)	(47,083)	61,270	78,470	9,977	77	(1,112,316)	244,487

Equity transactions:
Purchase payments received from contract owners (note 3)	12,474	(4,544)	2,699,331	509,650	750,715	9,212	2,258,745	1,159,568
Transfers between funds	59,945	(35,158)	(261,472)	4,072,036	283,617	14,432	(765,788)	516,879
Redemptions (note 3)	(53,205)	(91,399)	(291,153)	(153,963)	(70,322)	-	(246,024)	(148,709)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(459)	(1,465)	(1,013)	(3,223)	(870)	-	(3,796)	(1,195)
Adjustments to maintain reserves	(9)	(111)	(63)	(53)	(21)	(3)	(228)	(95)

Net equity transactions	18,746	(132,677)	2,145,630	4,424,447	963,119	23,641	1,242,909	1,526,448

Net change in contract owners’ equity	(98,327)	(179,760)	2,206,900	4,502,917	973,096	23,718	130,593	1,770,935
Contract owners’ equity beginning of period	623,311	803,071	4,502,917	-	23,718	-	3,930,479	2,159,544

Contract owners’ equity end of period	$524,984	623,311	6,709,817	4,502,917	996,814	23,718	4,061,072	3,930,479

CHANGES IN UNITS:
Beginning units	63,300	77,859	443,521	-	2,358	-	461,180	276,250
Units purchased	315,142	902,283	1,753,164	862,369	124,774	2,358	997,223	325,252
Units redeemed	(309,016)	(916,842)	(1,540,338)	(418,848)	(31,645)	-	(859,567)	(140,322)

Ending units	69,426	63,300	656,347	443,521	95,487	2,358	598,836	461,180

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	VWAR		WRASP		HIBF3		RVDFA
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(26,035)	(32,041)	(289,452)	(61,134)	74,270	235,127	-	(108,734)
Realized gain (loss) on investments	9,513	6,702	550,905	2,467,510	52,432	123,345	-	1,131,888
Change in unrealized gain (loss) on investments	(51,033)	64,314	(6,068,427)	2,588,277	3,810	(53,091)	-	448,399
Reinvested capital gains	23,243	16,118	3,833,638	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(44,312)	55,093	(1,973,336)	4,994,653	130,512	305,381	-	1,471,553

Equity transactions:
Purchase payments received from contract owners (note 3)	342,974	326,983	4,729,336	4,986,445	(109)	38,814	-	584,239
Transfers between funds	(96,394)	(1,397,685)	(3,975,609)	(15,452)	(4,473,399)	(1,441,463)	-	(11,433,298)
Redemptions (note 3)	(47,525)	(78,907)	(3,424,401)	(2,942,018)	(465,494)	(519,212)	-	(1,056,067)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(657)	(793)	(8,647)	(7,430)	(2,443)	(3,947)	-	(8,085)
Adjustments to maintain reserves	(61)	(33)	(216)	(200)	(26)	(85)	-	(98)

Net equity transactions	198,337	(1,150,435)	(2,679,537)	2,021,345	(4,941,471)	(1,925,893)	-	(11,913,309)

Net change in contract owners’ equity	154,025	(1,095,342)	(4,652,873)	7,015,998	(4,810,959)	(1,620,512)	-	(10,441,756)
Contract owners’ equity beginning of period	1,665,592	2,760,934	30,788,998	23,773,000	4,810,959	6,431,471	-	10,441,756

Contract owners’ equity end of period	$1,819,617	1,665,592	26,136,125	30,788,998	-	4,810,959	-	-

CHANGES IN UNITS:
Beginning units	168,013	287,520	2,219,333	2,119,340	308,078	435,367	-	1,212,032
Units purchased	47,527	60,622	924,282	2,617,498	3,069	19,496	-	124,873
Units redeemed	(27,183)	(180,129)	(1,120,381)	(2,517,505)	(311,147)	(146,785)	-	(1,336,905)

Ending units	188,357	168,013	2,023,234	2,219,333	-	308,078	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GEM3		TRF3		GBF3		GVIDA6
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$109	(16,875)	230	3,321	25,417	4,826	(14,523)	25,968
Realized gain (loss) on investments	(120,968)	(189,727)	306,536	133,648	(613,313)	(638,445)	1,300,974	361,708
Change in unrealized gain (loss) on investments	16,547	(41,430)	(280,088)	216,452	720,536	(279,594)	(1,293,289)	739,105
Reinvested capital gains	-	-	-	-	-	122,098	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(104,312)	(248,032)	26,678	353,421	132,640	(791,115)	(6,838)	1,126,781

Equity transactions:
Purchase payments received from contract owners (note 3)	532,736	942,277	64,200	101,235	291,638	263,072	215,540	636,739
Transfers between funds	(3,478,851)	913,407	(1,875,430)	756,871	(7,946,919)	(5,344,272)	(6,130,155)	652,270
Redemptions (note 3)	(79,079)	(407,946)	(56,751)	(410,149)	(1,550,941)	(3,252,053)	(530,717)	(382,130)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(226)	(415)	(189)	(237)	(2,089)	(24,842)	(201)	(433)
Adjustments to maintain reserves	(45)	(71)	(12,841)	(1,154)	(26)	(118)	(19)	(61)

Net equity transactions	(3,025,465)	1,447,252	(1,881,011)	446,566	(9,208,337)	(8,358,213)	(6,445,552)	906,385

Net change in contract owners’ equity	(3,129,777)	1,199,220	(1,854,333)	799,987	(9,075,697)	(9,149,328)	(6,452,390)	2,033,166
Contract owners’ equity beginning of period	3,129,777	1,930,557	1,854,333	1,054,346	9,075,697	18,225,025	6,452,390	4,419,224

Contract owners’ equity end of period	$-	3,129,777	-	1,854,333	-	9,075,697	-	6,452,390

CHANGES IN UNITS:
Beginning units	312,339	190,632	113,926	83,029	669,943	1,281,066	379,377	323,301
Units purchased	81,756	770,468	10,697	74,177	65,376	661,779	26,950	148,456
Units redeemed	(394,095)	(648,761)	(124,623)	(43,280)	(735,319)	(1,272,902)	(406,327)	(92,380)

Ending units	-	312,339	-	113,926	-	669,943	-	379,377

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVDBL6		NVDCA6		GVIDC6		GVIDM6
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(3,201)	6,370	(4,110)	5,093	(29,281)	(19,149)	(48,920)	12,768
Realized gain (loss) on investments	113,381	17,260	138,912	51,028	202,155	494,868	3,247,146	1,842,849
Change in unrealized gain (loss) on investments	(104,267)	83,045	(127,290)	87,182	(64,588)	(294,064)	(3,093,414)	815,971
Reinvested capital gains	-	9,029	-	16,740	-	146,841	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,913	115,704	7,512	160,043	108,286	328,496	104,812	2,671,588

Equity transactions:
Purchase payments received from contract owners (note 3)	114,653	265,821	165,849	400,571	1,506,394	1,931,588	89,477	879,783
Transfers between funds	(1,317,432)	11,815	(1,402,133)	190,528	(10,935,807)	(4,654,491)	(18,202,468)	(5,452,156)
Redemptions (note 3)	(131,731)	(59,390)	(47,904)	(59,062)	(589,641)	(3,182,621)	(928,382)	(1,911,117)
Annuity benefits	-	-	-	-	-	-	(1,678)	(4,807)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	(421)	(664)	(17,363)	(1,257)	(3,201)
Adjustments to maintain reserves	(10)	(37)	12	(37)	(5)	(100)	(4,286)	(131)

Net equity transactions	(1,334,520)	218,209	(1,284,176)	531,579	(10,019,723)	(5,922,987)	(19,048,594)	(6,491,629)

Net change in contract owners’ equity	(1,328,607)	333,913	(1,276,664)	691,622	(9,911,437)	(5,594,491)	(18,943,782)	(3,820,041)
Contract owners’ equity beginning of period	1,328,607	994,694	1,276,664	585,042	9,911,437	15,505,928	18,943,782	22,763,823

Contract owners’ equity end of period	$-	1,328,607	-	1,276,664	-	9,911,437	-	18,943,782

CHANGES IN UNITS:
Beginning units	106,233	88,965	96,385	51,664	768,696	1,240,205	1,230,727	1,698,729
Units purchased	24,240	31,513	18,553	78,309	171,902	419,872	89,361	351,230
Units redeemed	(130,473)	(14,245)	(114,938)	(33,588)	(940,598)	(891,381)	(1,320,088)	(819,232)

Ending units	-	106,233	-	96,385	-	768,696	-	1,230,727

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVDMA6		GVDMC6		GVDIV6		SCGF3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(13,773)	24,733	(26,209)	(26,518)	56,281	13,142	(9,095)	(16,084)
Realized gain (loss) on investments	1,574,165	393,285	952,225	1,039,062	157,622	61,247	99,734	67,646
Change in unrealized gain (loss) on investments	(1,534,223)	802,612	(860,071)	(184,632)	(246,132)	214,872	(246,631)	238,461
Reinvested capital gains	-	-	-	119,799	-	-	-	62,063

Net increase (decrease) in contract owners’ equity resulting from operations	26,169	1,220,630	65,945	947,711	(32,229)	289,261	(155,992)	352,086

Equity transactions:
Purchase payments received from contract owners (note 3)	190,462	217,543	189,313	242,926	289,986	445,213	216,988	287,440
Transfers between funds	(7,127,211)	620,837	(9,041,849)	(4,363,535)	(2,788,321)	1,098,747	(1,773,648)	634,125
Redemptions (note 3)	(163,396)	(1,044,644)	(803,524)	(2,122,906)	(33,587)	(271,057)	(15,914)	(71,550)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(812)	(9,430)	(4,664)	(6,305)	(106)	(1,887)	(69)	(752)
Adjustments to maintain reserves	(43)	(56)	(28)	(87)	(43)	(31)	(15)	(76)

Net equity transactions	(7,101,000)	(215,750)	(9,660,752)	(6,249,907)	(2,532,071)	1,270,985	(1,572,658)	849,187

Net change in contract owners’ equity	(7,074,831)	1,004,880	(9,594,807)	(5,302,196)	(2,564,300)	1,560,246	(1,728,650)	1,201,273
Contract owners’ equity beginning of period	7,074,831	6,069,951	9,594,807	14,897,003	2,564,300	1,004,054	1,728,650	527,377

Contract owners’ equity end of period	$-	7,074,831	-	9,594,807	-	2,564,300	-	1,728,650

CHANGES IN UNITS:
Beginning units	427,296	441,954	671,052	1,136,193	210,197	96,323	108,907	47,661
Units purchased	17,103	114,067	44,551	160,245	67,605	204,927	31,617	88,181
Units redeemed	(444,399)	(128,725)	(715,603)	(625,386)	(277,802)	(91,053)	(140,524)	(26,935)

Ending units	-	427,296	-	671,052	-	210,197	-	108,907

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SCVF3		SCF3		RVAAS		RVACS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(3,476)	(5,199)	(13,575)	(35,313)	-	(1,746)	-	20,736
Realized gain (loss) on investments	380,731	227,309	793,825	316,079	-	62,397	-	151,787
Change in unrealized gain (loss) on investments	(428,283)	350,957	(944,694)	659,248	-	3,317	-	(81,771)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(51,028)	573,067	(164,444)	940,014	-	63,968	-	90,752

Equity transactions:
Purchase payments received from contract owners (note 3)	214,763	789,180	325,007	224,357	-	506,983	-	62,774
Transfers between funds	(2,784,204)	628,406	(3,402,921)	(335,768)	-	(1,075,692)	-	(2,936,306)
Redemptions (note 3)	(92,591)	(243,347)	(40,766)	(171,386)	-	(52,292)	-	(116,786)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,382)	(1,630)	(82)	(694)	-	-	-	(1)
Adjustments to maintain reserves	9	(111)	(8)	(119)	-	(21)	-	(24)

Net equity transactions	(2,663,405)	1,172,498	(3,118,770)	(283,610)	-	(621,022)	-	(2,990,343)

Net change in contract owners’ equity	(2,714,433)	1,745,565	(3,283,214)	656,404	-	(557,054)	-	(2,899,591)
Contract owners’ equity beginning of period	2,714,433	968,868	3,283,214	2,626,810	-	557,054	-	2,899,591

Contract owners’ equity end of period	$-	2,714,433	-	3,283,214	-	-	-	-

CHANGES IN UNITS:
Beginning units	132,331	65,799	142,009	156,996	-	51,471	-	274,533
Units purchased	35,824	155,610	28,592	39,894	-	51,609	-	37,556
Units redeemed	(168,155)	(89,078)	(170,601)	(54,881)	-	(103,080)	-	(312,089)

Ending units	-	132,331	-	142,009	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RVAMS		RVDSR
	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$-	(4,630)	-	(133,480)
Realized gain (loss) on investments	-	375,116	-	2,701,315
Change in unrealized gain (loss) on investments	-	(83,431)	-	(649,204)
Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	287,055	-	1,918,631

Equity transactions:
Purchase payments received from contract owners (note 3)	-	259,687	-	333,961
Transfers between funds	-	(4,218,685)	-	(14,827,153)
Redemptions (note 3)	-	(347,280)	-	(1,541,464)
Annuity benefits	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-
Contingent deferred sales charges (note 2)	-	(1,602)	-	(11,701)
Adjustments to maintain reserves	-	(50)	-	(91)

Net equity transactions	-	(4,307,930)	-	(16,046,448)

Net change in contract owners’ equity	-	(4,020,875)	-	(14,127,817)
Contract owners’ equity beginning of period	-	4,020,875	-	14,127,817

Contract owners’ equity end of period	$-	-	-	-

CHANGES IN UNITS:
Beginning units	-	381,412	-	1,578,196
Units purchased	-	41,218	-	149,478
Units redeemed	-	(422,630)	-	(1,727,674)

Ending units	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

ALPS FUNDS

  VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

  VIT Red Rocks Private Equity Portfolio - Class III (ARLPE3)*

AMERICAN FUNDS GROUP (THE)

  Global Small Capitalization Fund - Class 4 (AMVGS4)

  Insurance Series(R) - Capital Income Builder(R) - Class 4 (AMVCB4)*

BLACKROCK FUNDS

  Global Allocation V.I. Fund - Class III (MLVGA3)

  VSF - iShares Dynamic Allocation V.I. Fund - Class III (BRVDA3)*

CREDIT SUISSE ASSET MANAGEMENT

  Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)

DIREXION FUNDS

  Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund  (DXVIMF)

  Insurance Trust - Direxion VP Indexed Commodity Strategy Fund (DXVIC)

  Dynamic VP HY Bond Fund (DXVHY)

FIDELITY INVESTMENTS

  VIP Fund - VIP Strategic Income Portfolio - Service Class 2 (FVSIS2)*

GOLDMAN SACHS ASSET MANAGEMENT GROUP

  Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

  VIT - Goldman Sachs High Quality Floating Rate Fund- Advisor Shares  (GVHQFA)*

  VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)*

INVESCO INVESTMENTS

  VI Balanced-Risk Allocation Fund- Series II Shares (IVBRA2)

LAZARD FUNDS

  Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

MASSACHUSETTS FINANCIAL SERVICES CO.

  MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)

MERGER FUNDS

  The Merger Fund VL (MGRFV)

MORGAN STANLEY

  UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)

  Emerging Markets Debt Portfolio - Class II (MSEMB)

  Global Tactical Asset Allocation Portfolio - Class II (MSVGT2)

  Global Real Estate Portfolio - Class II (VKVGR2)

NATIONWIDE FUNDS GROUP

  NVIT Flexible Moderate Growth Fund Class P (NVFMGP)

  NVIT Flexible Fixed Income Fund Class P (NVFIP)

  Lazard NVIT Flexible Opportunistic Strategies Fund P (NLFOSP)

  NVIT International Index Fund Class I (NVIX)*

  NVIT Bond Index Fund Class I (NVBX)*

  American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

  Federated NVIT High Income Bond Fund - Class I (HIBF)

  NVIT Emerging Markets Fund - Class I (GEM)

  NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

  NVIT Cardinal Balanced Fund - Class II (NVCRB2)

  NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

  NVIT Cardinal Conservative Fund - Class II (NVCCN2)

  NVIT Cardinal Moderate Fund - Class II (NVCMD2)

  NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

  NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

  NVIT Core Plus Bond Fund - Class II (NVLCP2)

  NVIT Nationwide Fund - Class I (TRF)

  NVIT Government Bond Fund - Class I (GBF)

  American Century NVIT Growth Fund -Class II (CAF2)

  NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

  NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

  NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

  NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

  NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

  NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

  NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

  NVIT Mid Cap Index Fund - Class I (MCIF)*

  NVIT Money Market Fund - Class I (SAM)

  NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

  NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

  NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

  NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

  NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

  NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

  NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

  NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

  NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

  NVIT Multi-Manager Small Company Fund - Class I (SCF)

  NVIT Multi-Sector Bond Fund - Class I (MSBF)

  NVIT Short Term Bond Fund - Class II (NVSTB2)

  NVIT Real Estate Fund - Class II (NVRE2)

  NVIT Money Market Fund - Class II (NVMM2)

  Loring Ward NVIT Moderate Fund - Class II (NVLM2)

  Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)

  NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)

  NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)

  NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

  NVIT Investor Destinations Managed Growth & Income Fund: Class II  (IDPGI2)

  NVIT Small Cap Index Fund Class II (NVSIX2)*

  NVIT S&P 500 Index Fund Class I (GVEX1)*

NEUBERGER & BERMAN MANAGEMENT, INC.

  Advisers Mgmt Trust - Absolute Return Multi-Manager Portfolio - S Cl  Sh (NBARMS)*

NORTHERN LIGHTS

  7Twelve Balanced Portfolio (NO7TB)

  Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)

  Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)

  BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)

PIMCO FUNDS

  Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class (PMUBA)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

  VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

  VP Income & Growth Fund - Class III (ACVIG3)

  VP Inflation Protection Fund - Class II (ACVIP2)

  VP Ultra(R) Fund - Class III (ACVU3)

  VP Value Fund - Class III (ACVV3)

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

  Mid Cap Stock Portfolio- Service Shares (DVMCSS)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

  Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

  VIP Asset Manager Portfolio - Service Class 2 (FAM2)

  VIP Contrafund(R) Portfolio - Service - Class 2R (FC2R)

  VIP Equity-Income Portfolio - Service Class 2 R (FEI2R)

  VIP Growth Portfolio - Service Class 2 R (FG2R)

  VIP High Income Portfolio - Service Class 2R (FHI2R)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU

  Franklin Income Securities Fund - Class 2 (FTVIS2)

  Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)

  VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE LEGG MASON PARTNERS VARIABLE EQUITY TRUST

  ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)

LEGG MASON PARTNERS VARIABLE INCOME TRUST

  Western Asset Variable Global High Yield Bond Portfolio - Class II  (LPWHY2)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

  Global Securities Fund/VA - Service Class (OVGSS)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

  All Asset Portfolio - Advisor Class (PMVAAD)

  Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

  Low Duration Portfolio - Advisor Class (PMVLAD)

  Total Return Portfolio - Advisor Class (PMVTRD)

  CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)

  Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor  Class (PMVEBD)

  Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)

  Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)

PORTFOLIOS OF THE PIONEER VARIABLE CONTRACTS TRUST

  Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)

  Pioneer High Yield VCT Portfolio - Class II Shares (PIHYB2)

PRO FUNDS

  VP UltraShort NASDAQ-100 (PROUSN)

  VP Access High Yield Fund (PROAHY)

  VP Asia 30 (PROA30)

  VP Banks (PROBNK)

  VP Basic Materials (PROBM)

  VP Bear (PROBR)

  VP Biotechnology (PROBIO)

  VP Bull (PROBL)

  VP Consumer Goods (PROCG)

  VP Consumer Services (PROCS)

  VP Emerging Markets (PROEM)

  VP Europe 30 (PROE30)

  VP Financials (PROFIN)

  VP Health Care (PROHC)

  VP Industrials (PROIND)

  VP International (PROINT)

  VP Internet (PRONET)

  VP Japan (PROJP)

  VP NASDAQ-100 (PRON)

  VP Oil & Gas (PROOG)

  VP Pharmaceuticals (PROPHR)

  VP Precious Metals (PROPM)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

  VP Real Estate (PRORE)

  VP Rising Rates Opportunity (PRORRO)

  VP Semiconductor (PROSCN)

  VP Short Emerging Markets (PROSEM)

  VP Short International (PROSIN)

  VP Short NASDAQ-100 (PROSN)

  VP Technology (PROTEC)

  VP Telecommunications (PROTEL)

  VP U.S. Government Plus (PROGVP)

  VP UltraNASDAQ-100 (PROUN)

  VP Utilities (PROUTL)

GUGGENHEIM INVESTMENTS

  Global Managed Futures Strategy (RVMFU)

  Variable Fund - Long Short Equity Fund (RSRF)

  Variable Fund - CLS AdvisorOne Amerigo (RVAMR)

  Variable Trust - Banking Fund (RBKF)

  Variable Trust - Basic Materials Fund (RBMF)

  Variable Fund - CLS AdvisorOne Select Allocation (RVBER)

  Variable Trust - Biotechnology Fund (RBF)

  Variable Fund - CLS AdvisorOne Clermont (RVCLR)

  Variable Trust - Commodities Strategy Fund (RVCMD)

  Variable Trust - Consumer Products Fund (RCPF)

  Variable Trust - Dow 2x Strategy Fund (RVLDD)

  Variable Trust - Electronics Fund (RELF)

  Variable Trust - Energy Fund (RENF)

  Variable Trust - Energy Services Fund (RESF)

  Variable Trust - Europe 1.25x Strategy Fund (RLCE)

  Variable Trust - Financial Services Fund (RFSF)

  Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

  Variable Trust - Health Care Fund (RHCF)

  Variable Trust - Internet Fund (RINF)

  Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

  Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

  Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

  Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

  Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

  Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

  Variable Trust - Japan 2x Strategy Fund (RLCJ)

  Variable Trust - Leisure Fund (RLF)

  Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

  Variable Fund - Multi-Hedge Strategies (RVARS)

  Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

  Variable Trust - NASDAQ-100(R) Fund (ROF)

  Variable Trust - Nova Fund (RNF)

  Variable Trust - Precious Metals Fund (RPMF)

  Variable Trust - Real Estate Fund (RREF)

  Variable Trust - Retailing Fund (RRF)

  Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

  Variable Trust - S&P 500 2x Strategy Fund (RTF)

  Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

  Variable Trust - S&P 500 Pure Value Fund (RVLCV)

  Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

  Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

  Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

  Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

  Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

  Variable Trust - Technology Fund (RTEC)

  Variable Trust - Telecommunications Fund (RTEL)

  Variable Trust - Transportation Fund (RTRF)

  Variable Trust - Utilities Fund (RUTL)

  Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

  Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)

  Series M (Macro Opportunities Series) (GSBLMO)

  Rydex Variable Trust - High Yield Strategy Fund (RHYS)*

VAN ECK ASSOCIATES CORPORATION

  VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

  VIP Trust - Multi-Manager Alternatives Fund: Initial Class (VWAR)

WADDELL & REED, INC.

  Variable Insurance Portfolios - Asset Strategy (WRASP)

*At December 31, 2014, contract owners have not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2014 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

On January 1, 2014, the Company adopted Accounting Standards Update (ASU) 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The adoption of this guidance resulted in increased disclosures only and had no impact on the Account’s financial statements.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines 1% per year for those products with Contingent Deferred Sales Charge (CDSC) schedules; excluding marketFLEX II, which declines at 1% per year beginning after the purchase payment has been held in the contact for one year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No contingent deferred sales charge is deducted on marketFLEX Advisor contracts. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

For Smith Barney contracts, the Company deducts a contract maintenance charge of $30, which is satisfied by redeeming units.

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

Nationwide Variable Account - 4 Options	Smith Barney	Market Flex Annuity	Market Flex II Annuity	Market Flex Advisor Annuity
Variable Account Charges:	1.25%	1.15%	1.05%	0.25%
CDSC Option:
Administrative Charge	0.05%	0.00%	0.20%	0.20%
Four Year CDSC	-	-	0.35%	-
No CDSC	-	0.20%	0.40%	0.00%
Death Benefit Options:
Highest Anniversary Death Benefit	-	0.20%	0.30%	-

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value prior to contract age specifications less surrenders.

Highest Anniversary or 5% Enhanced Death Benefit	-	0.25%	-	-

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders, (iii) highest contract value prior to contract age specifications less surrenders, or (iv) the 5% interest anniversary value.

Return of Premium Enhanced Death Benefit Option	-	-	0.20%	0.20%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders.
Extra Value Option (EV):

Fee assessed to assets of the variable account during the first seven contract years in exchange for an application of Extra Value Credit based on purchase payments made during the first 12 months that contract is in force.

3% Extra Value Credit Option	-	0.45%	0.40%	0.40%
4% Extra Value Credit Option	-	-	0.55%	0.55%
iFLEX Option	-	-	0.60%	-
Withdrawal benefit providing contract owner a choice as to the form the benefit will take.
Note: May not be elected if the No CDSC option is elected.

Maximum Variable Account Charges (1)	1.30%	2.05%	3.10%	1.20%

(1) When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

The following table provides variable account charges by asset fee rates for the period ended December 31, 2014.

	Total	AAEIP3	AMVGS4	MLVGA3	CSCRS	DXVIMF	DXVIC	DXVHY

0.45%	$354,692	$180	$89	$2,733	$397	$-	$-	$202
0.65%	$59,500	146	107	772	66	-	-	-
0.70%	$2,149	-	-	-	-	-	-	-
0.80%	$144	-	-	68	-	-	-	-
0.85%	$8,573	-	-	-	-	-	-	-
0.90%	$472	-	-	-	-	-	-	-
0.95%	$4,329	-	-	153	-	-	-	-
1.00%	$17,753	-	-	-	-	-	-	-
1.05%	$760	-	-	-	-	-	-	-
1.10%	$2,312	-	-	-	-	-	-	-
1.15%	$2,025,138	2,370	275	49,869	1,479	60	-	1,476
1.20%	$2,733	-	-	-	-	-	-	-
1.25%	$1,958,786	5,516	2,395	28,699	1,606	570	64	1,308
1.30%	$28,471	-	-	-	-	-	-	-
1.35%	$3,438,725	6,583	3,632	61,171	1,180	431	-	7,095
1.40%	$768,541	372	1,014	20,941	126	-	-	45
1.45%	$322,720	411	213	8,598	24	131	-	309
1.55%	$2,122,874	4,676	1,038	49,700	1,009	637	44	11,455
1.60%	$2,604,451	5,100	5,119	37,798	6,102	369	-	232
1.65%	$2,312,675	4,444	752	44,244	103	1,547	-	11,098
1.80%	$1,152,067	804	1,733	26,868	499	560	-	671
1.85%	$198,277	289	856	3,210	79	261	-	106
1.90%	$1,692,152	1,867	1,857	24,553	1,076	107	-	1,648
1.95%	$507,824	237	772	10,670	256	-	20	235
2.00%	$175,297	8	310	5,741	-	209	13	97
2.05%	$19,003	-	-	-	-	-	-	-
2.10%	$425,216	323	2,360	9,734	839	299	-	60
2.15%	$352,281	8	1,838	10,297	419	120	-	-
2.20%	$86,049	1	-	1,024	-	-	-	-
2.25%	$9,006	-	-	-	-	-	-	-
2.30%	$112,224	-	-	-	-	-	-	-
2.35%	$68,109	-	142	317	-	80	-	-
2.40%	$12,034	-	-	267	-	-	-	-
2.45%	$126,383	-	83	485	-	-	-	-
2.50%	$100,380	-	-	-	-	-	-	5,342
2.55%	$1,083	-	-	-	-	-	-	-
2.85%	$8,865	-	-	-	-	-	-	-

Totals	$21,082,048	$33,335	$24,585	$397,912	$15,260	$5,381	$141	$41,379

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	GVGMNS	IVBRA2	LZREMS	MVGTAS	MGRFV	MSGI2	MSEMB	MSVGT2

0.45%	$-	$206	$274	$8	$-	$85	$33	$-
0.65%	-	-	46	162	17	13	8	4
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	3	-
1.10%	-	-	-	-	-	-	-	-
1.15%	-	2,035	2,662	1,696	1,974	485	1,473	1,560
1.20%	-	-	-	-	-	-	-	-
1.25%	72	3,741	2,382	2,763	571	875	4,960	2,379
1.30%	-	-	-	-	-	-	-	-
1.35%	-	158	2,030	2,438	82	770	671	3,220
1.40%	-	536	183	4,255	28	-	36	260
1.45%	15	654	1,975	895	979	517	940	857
1.55%	5	354	6,639	1,980	3,774	1,184	5,216	1,676
1.60%	516	1,654	5,745	4,002	652	409	4,674	3,118
1.65%	-	952	2,021	4,671	584	730	6,631	1,274
1.80%	-	1,547	2,230	2,103	212	761	2,641	2,497
1.85%	-	500	212	633	69	63	976	288
1.90%	80	294	3,677	2,295	522	407	3,547	2,057
1.95%	68	1,820	285	2,103	52	101	1,987	426
2.00%	-	83	-	-	81	27	170	233
2.05%	-	-	-	-	-	-	-	-
2.10%	63	-	164	648	38	18	2,152	463
2.15%	138	108	930	-	23	309	1,024	-
2.20%	-	-	308	238	-	51	-	181
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	97	-	-	-	-	-
2.35%	-	-	266	-	-	-	104	-
2.40%	-	794	-	-	791	323	-	-
2.45%	-	-	148	-	5	7	113	-
2.50%	-	-	-	203	-	-	135	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$957	$15,436	$32,274	$31,093	$10,454	$7,135	$37,494	$20,493

	VKVGR2	NVFMGP	NVFIP	NLFOSP	GVAAA2	HIBF	GEM	NVCRA2

0.45%	$184	$-	$-	$-	$1,223	$22	$123	$301
0.65%	130	-	-	-	705	-	83	94
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	93	-	-
1.00%	-	-	-	-	492	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	3,154	-	2	319	21,616	9,142	1,795	3,690
1.20%	-	-	-	-	-	-	-	-
1.25%	4,782	194	1,274	117	20,832	2,683	1,875	7,818
1.30%	-	-	-	-	-	-	-	-
1.35%	1,374	37	1,317	50	47,201	8,251	1,642	15,935
1.40%	2,712	-	-	39	25,355	2,607	379	457
1.45%	2,190	2,372	2,020	2,399	6,660	-	590	620
1.55%	14,664	252	13	263	26,243	10,314	7,427	503
1.60%	18,369	1,248	19	1,085	23,473	1,032	3,552	12,208
1.65%	7,701	314	524	547	34,492	924	4,337	17,085
1.80%	1,357	115	340	-	12,126	206	2,389	1,641
1.85%	612	804	-	-	3,845	-	513	648
1.90%	7,665	771	9	169	18,113	270	3,250	3,150
1.95%	1,083	530	12	168	8,791	-	4,199	58
2.00%	147	-	-	-	8,505	-	37	-
2.05%	-	-	-	-	-	-	-	-
2.10%	2,146	-	-	-	2,478	-	1,331	31
2.15%	1,362	-	-	-	7,986	111	446	-
2.20%	191	-	-	-	8,758	-	134	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	26,504	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	625	-	-	-	-	-	-	-
2.45%	328	-	-	-	16,392	-	4	-
2.50%	84	-	-	-	654	-	841	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$70,860	$6,637	$5,530	$5,156	$322,444	$35,655	$34,947	$64,239

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVLCP2	TRF

0.45%	$768	$41	$106	$774	$765	$309	$1,732	$2,494
0.65%	118	507	250	838	-	-	33	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	336	345	-	-	-	-	2	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	727	-	-
1.00%	-	-	-	-	-	-	6	-
1.05%	-	-	-	-	-	-	20	-
1.10%	-	-	-	-	-	-	-	-
1.15%	12,546	8,358	13,257	16,321	13,903	397	3,608	2,477
1.20%	-	-	-	-	-	-	-	-
1.25%	34,726	14,810	6,403	28,917	14,390	2,410	5,170	2,437
1.30%	-	-	-	-	-	-	-	-
1.35%	12,618	6,773	11,634	73,226	55,929	26,607	10,855	4,322
1.40%	6,042	1,676	1,337	7,791	5,155	3,061	973	627
1.45%	1,615	4,361	434	1,979	5,167	642	583	243
1.55%	12,328	17,010	12,370	23,492	3,429	866	4,502	344
1.60%	15,142	27,362	12,213	49,818	22,793	14,653	57,571	4,426
1.65%	8,694	19,279	21,990	155,914	76,735	35,877	17,469	1,931
1.80%	2,659	12,637	7,071	10,495	9,773	4,502	9,938	63
1.85%	1,332	1,793	2,995	3,178	170	578	2,560	22
1.90%	12,598	15,897	54,735	13,266	790	12,760	15,343	582
1.95%	522	8,676	9,397	12,659	91	77	3,762	18
2.00%	291	7,480	1,996	5,903	565	15	918	28
2.05%	-	-	-	-	-	-	-	-
2.10%	989	853	571	3,209	75	-	1,918	611
2.15%	31	4,334	6,777	2,257	414	1,318	2,192	-
2.20%	379	-	3,762	2,719	671	3,835	7	130
2.25%	-	-	54	-	-	-	58	-
2.30%	51	18	2,124	618	-	-	-	63
2.35%	12	-	-	-	-	-	1,429	-
2.40%	-	-	-	106	-	-	-	-
2.45%	-	-	-	-	498	-	253	68
2.50%	34	561	-	2,270	871	373	-	-
2.55%	-	59	-	-	-	-	-	-
2.85%	-	-	-	-	-	8,865	-	-

Totals	$123,831	$152,830	$169,476	$415,750	$212,184	$117,872	$140,902	$20,886

	GBF	CAF2	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA

0.45%	$1,057	$12	$27	$669	$54	$443	$2,821	$478
0.65%	18	264	36	-	-	-	31	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	25	-	-	-	127	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	196	-	-	-	-	-	-	-
1.00%	-	-	-	14	257	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	14,379	240	5,295	3,239	1,358	20,647	40,544	15,547
1.20%	-	-	-	-	-	-	-	-
1.25%	4,499	726	4,472	1,420	1,502	5,625	2,905	792
1.30%	-	-	-	-	-	-	-	-
1.35%	15,417	505	14,081	1,375	90	22,324	51,137	23,663
1.40%	3,994	65	4,374	198	45	1,995	13,767	6,905
1.45%	1,316	84	-	478	741	276	16	376
1.55%	12,563	748	1,700	920	1,181	16,610	24,846	8,039
1.60%	6,693	345	21,204	3,498	3,320	7,165	15,704	7,568
1.65%	4,121	930	809	1,772	9,220	19,938	6,992	2,071
1.80%	817	853	4,093	810	58	811	498	338
1.85%	62	-	481	-	33	1,268	18	-
1.90%	875	1,716	6,126	851	1,072	330	948	1,964
1.95%	3,680	83	646	248	164	2,521	169	275
2.00%	67	31	-	876	-	215	1,634	-
2.05%	-	-	-	-	-	-	-	-
2.10%	1,256	267	-	-	-	-	77	-
2.15%	604	-	78	-	-	1,323	-	71
2.20%	-	-	-	-	19	-	324	-
2.25%	-	-	-	-	32	-	-	-
2.30%	-	-	-	29	2,060	31	35	-
2.35%	127	-	-	-	-	-	626	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	1,273	1,076
2.50%	139	2,051	29	-	270	837	1,804	76
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$71,905	$8,920	$63,451	$16,397	$21,603	$102,359	$166,169	$69,239

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	GVDMC	SAM	NVMIG6	GVDIV2	NVMLG2	NVMLV2	NVMMG1	NVMMG2

0.45%	$1,035	$-	$741	$133	$659	$757	$-	$337
0.65%	-	-	-	-	44	11	-	72
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	85	-	-
1.00%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	7,722	-	2,169	1,850	3,221	4,441	170	3,706
1.20%	-	-	-	-	-	-	-	-
1.25%	11,765	-	4,888	2,279	3,681	4,333	-	2,023
1.30%	-	1,641	-	-	-	-	-	-
1.35%	28,329	-	8,035	3,454	3,249	3,861	2,539	6,368
1.40%	13,025	-	2,891	407	2,120	1,567	741	368
1.45%	183	-	215	359	487	1,387	-	1,869
1.55%	3,870	-	5,285	3,551	5,154	5,698	30	4,279
1.60%	9,266	-	6,716	10,865	4,183	6,265	248	8,338
1.65%	10,537	-	9,683	4,179	4,379	8,361	-	4,468
1.80%	118	-	1,669	2,850	17,904	21,275	-	7,682
1.85%	11	-	51	34	327	458	-	295
1.90%	10,724	-	8,488	4,251	3,545	5,173	-	6,092
1.95%	3,754	-	2,644	1,137	3,259	3,438	-	737
2.00%	-	-	38	225	1,293	1,757	-	419
2.05%	1,130	-	-	-	-	-	-	-
2.10%	2,060	-	579	1,421	1,330	3,499	-	783
2.15%	-	-	50	243	427	3,076	-	814
2.20%	-	-	-	-	-	133	-	-
2.25%	354	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	2,124	-	-	-	148	92	-	95
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	864	539	219	342	-	79
2.50%	1,230	-	-	-	2,377	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$107,237	$1,641	$55,006	$37,777	$58,006	$76,009	$3,728	$48,824

	NVMMV2	SCGF	SCVF	SCF	MSBF	NVSTB2	NVRE2	NVMM2

0.45%	$2,202	$92	$1,562	$183	$381	$134	$165	$80,266
0.65%	118	11	30	99	82	166	90	11,656
0.70%	-	-	-	-	-	-	-	7
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	122	-	-	2	-	307
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	28	-	-	-	-	92
1.00%	-	-	-	-	6	-	-	763
1.05%	-	-	-	-	25	-	-	154
1.10%	-	-	-	-	-	-	-	236
1.15%	7,580	791	1,992	5,931	942	15,158	3,484	308,715
1.20%	-	-	-	8	-	-	132	13
1.25%	9,669	1,687	3,058	1,565	3,485	13,387	8,052	263,171
1.30%	-	-	-	-	-	-	-	-
1.35%	14,308	2,568	4,042	9,627	2,183	8,431	3,316	556,580
1.40%	999	619	1,729	2,424	964	1,513	33	134,169
1.45%	1,433	55	236	170	598	1,267	1,793	51,945
1.55%	5,154	1,968	2,352	3,413	2,046	18,035	3,679	278,596
1.60%	14,316	2,210	3,517	1,832	2,643	7,892	784	321,244
1.65%	12,668	677	2,765	3,586	10,989	3,873	4,305	369,336
1.80%	5,255	4,771	2,837	552	1,863	4,680	2,538	297,316
1.85%	1,296	34	80	48	189	8,493	444	32,665
1.90%	8,073	1,472	2,396	776	3,514	4,692	552	142,098
1.95%	2,100	31	565	156	1,117	616	409	52,509
2.00%	645	628	50	-	79	1,555	739	14,856
2.05%	82	65	-	-	-	-	-	1,516
2.10%	3,294	839	2,044	404	2,422	431	1,601	72,491
2.15%	1,690	871	336	7	1,539	91	200	37,265
2.20%	116	534	-	-	-	10	500	7,524
2.25%	-	-	-	-	58	-	-	2,655
2.30%	-	-	-	-	-	-	-	13,396
2.35%	95	91	45	-	-	4	121	11,433
2.40%	-	-	-	-	-	-	-	1,253
2.45%	646	32	262	-	50	459	130	17,868
2.50%	-	94	-	-	-	-	424	4,981
2.55%	-	-	-	-	-	-	-	63
2.85%	-	-	-	-	-	-	-	-

Totals	$91,739	$20,140	$30,048	$30,781	$35,175	$90,889	$33,491	$3,087,139

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	NVLM2	NVLCA2	NCPG2	NCPGI2	IDPG2	IDPGI2	NO7TB	NOVMH2

0.45%	$2,448	$226	$-	$31	$-	$-	$-	$254
0.65%	-	27	712	-	-	-	148	29
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	169	-	-	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	40	1,298	23	-	-	-	863	83
1.20%	-	-	-	-	-	-	-	-
1.25%	17,963	2,189	53	168	299	273	1,638	3,592
1.30%	-	-	-	-	-	-	-	-
1.35%	51	203	200	11	107	77	1,816	88
1.40%	598	90	-	-	-	-	84	16
1.45%	-	13	3,440	33	-	-	175	3,566
1.55%	95	81	380	4,362	456	787	5,457	5,221
1.60%	22,247	4,134	-	10	335	63	254	6,159
1.65%	10,737	9,949	141	351	1,120	-	997	4,429
1.80%	399	500	615	39	134	201	11	1,153
1.85%	37	-	-	118	123	-	189	992
1.90%	7,154	2,785	300	17	151	148	838	16,996
1.95%	-	34	-	4	-	-	1,444	1,145
2.00%	-	-	-	34	-	13	-	99
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	140	-	26	1,627	216
2.15%	4,188	-	-	2,623	-	-	-	618
2.20%	-	103	-	-	-	-	-	49
2.25%	-	-	-	-	-	-	-	-
2.30%	-	630	-	-	-	-	-	-
2.35%	-	-	-	15	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	565	-
2.50%	-	-	-	-	-	-	-	78
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$66,126	$22,262	$5,864	$7,956	$2,725	$1,588	$16,106	$44,783

	NOVPI2	NOTBBA	PMUBA	ALVBWB	ACVIG3	ACVIP2	ACVU3	ACVV3

0.45%	$575	$8,237	$4	$265	$939	$1,020	$-	$1,724
0.65%	1	1	-	171	74	1,037	-	207
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	542	-	-	-	238	151	-	269
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	162
1.00%	1,402	-	8	-	-	-	-	157
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	2,769	2,331	1,742	1,396	11,424	4,392	8,620	18,613
1.20%	-	-	-	-	-	-	-	13
1.25%	21,602	24,678	4,008	6,927	9,341	14,226	-	17,149
1.30%	-	-	-	-	-	-	-	-
1.35%	10,489	4,182	1,012	2,557	23,696	9,216	1,268	43,957
1.40%	18	13	1,429	554	7,526	5,148	628	11,738
1.45%	5,832	822	2,369	-	468	1,711	-	4,538
1.55%	18,500	8,711	5,379	515	9,418	28,977	118	17,331
1.60%	17,557	9,169	2,150	5,784	12,054	18,824	533	9,080
1.65%	42,968	101,530	4,384	377	5,520	12,121	-	3,132
1.80%	28,002	24,497	389	3,294	3,015	8,283	-	4,024
1.85%	1,612	11,176	274	-	32	1,191	-	117
1.90%	17,903	8,228	2,444	46	9,977	10,002	-	5,447
1.95%	9,286	1,009	2,610	347	1,969	9,502	-	1,580
2.00%	2,249	1,498	104	-	50	274	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	3,799	751	9	367	1,657	3,601	-	1,159
2.15%	2,190	1	86	23	1,808	6,181	-	313
2.20%	-	-	95	-	572	-	-	479
2.25%	-	-	-	-	-	-	-	-
2.30%	694	-	-	-	-	-	-	-
2.35%	237	15	-	-	11	327	-	3
2.40%	627	-	-	-	-	-	-	-
2.45%	16	-	-	-	255	2,322	-	1,888
2.50%	83	-	-	-	549	211	-	513
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$188,953	$206,849	$28,496	$22,623	$100,593	$138,717	$11,167	$143,593

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	DVMCSS	FQB	FAM2	FC2R	FEI2R	FG2R	FHI2R	FTVIS2

0.45%	$-	$-	$1,607	$-	$1,362	$2,399	$2,351	$1,889
0.65%	1	-	298	-	427	477	733	299
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	187	-	1,198
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	85	-	205	-	-
1.00%	-	-	-	34	105	111	29	2,607
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	650	-	3,111	24,973	17,563	20,401	11,096	6,725
1.20%	-	-	-	-	-	-	-	48
1.25%	419	-	1,519	-	10,168	47,217	9,731	13,153
1.30%	-	67	-	-	-	-	-	-
1.35%	184	-	1,019	50,764	42,757	36,654	12,511	20,659
1.40%	-	-	536	19,050	10,169	7,275	1,379	2,734
1.45%	14	-	487	-	536	3,435	608	5,604
1.55%	78	-	567	18,348	17,030	28,025	9,715	13,745
1.60%	201	-	1,116	2,611	32,067	22,197	9,088	11,216
1.65%	176	-	4,110	-	10,810	16,203	16,360	16,602
1.80%	32	-	3,285	-	12,950	33,720	3,001	7,490
1.85%	24	-	-	-	616	232	1,307	3,772
1.90%	407	-	817	-	5,794	13,565	8,459	5,013
1.95%	54	-	528	-	6,528	5,509	3,163	6,597
2.00%	-	-	-	-	588	1,133	580	1,256
2.05%	-	-	-	-	-	101	-	1,725
2.10%	11	-	2	-	3,035	7,774	896	7,800
2.15%	279	-	1,934	-	4,759	2,349	552	2,283
2.20%	-	-	-	-	379	218	-	412
2.25%	-	-	-	-	-	-	-	438
2.30%	-	-	4,989	-	-	-	-	-
2.35%	53	-	-	-	414	729	-	5,932
2.40%	-	-	-	-	-	-	-	1,457
2.45%	-	-	458	-	3,748	3,134	1,456	557
2.50%	1,975	-	-	-	233	960	547	1,560
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$4,558	$67	$26,383	$115,865	$182,038	$254,210	$93,562	$142,771

	FTVMD2	FTVFA2	SBVI	LPWHY2	OVGSS	PMVAAD	PMVFAD	PMVLAD

0.45%	$755	$533	$-	$4,454	$491	$1,862	$688	$2,716
0.65%	106	231	-	313	1,357	239	903	1,899
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	6	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	259	-	-	-	33	-	-
1.00%	-	-	-	-	-	-	9	-
1.05%	-	-	-	8	-	-	17	-
1.10%	-	-	-	-	-	-	-	-
1.15%	3,901	19,233	-	13,002	2,903	12,805	2,645	12,058
1.20%	-	-	-	-	8	-	-	-
1.25%	5,023	8,057	-	28,394	2,855	6,241	2,774	12,590
1.30%	-	-	26,763	-	-	-	-	-
1.35%	4,916	11,876	-	13,939	1,019	19,305	3,412	22,915
1.40%	617	8,935	-	3,505	940	3,364	429	2,686
1.45%	520	802	-	683	543	8,237	258	5,540
1.55%	12,136	7,820	-	14,670	3,038	20,324	8,692	53,781
1.60%	3,129	3,537	-	11,012	2,443	5,511	7,191	11,328
1.65%	2,899	3,846	-	31,484	1,680	51,529	783	17,576
1.80%	1,372	3,667	-	4,261	3,428	8,921	924	3,937
1.85%	292	109	-	226	291	1,161	266	240
1.90%	9,865	533	-	8,261	4,962	13,220	2,129	16,938
1.95%	1,413	3,499	-	123	1,927	12,634	1,285	8,526
2.00%	124	307	-	222	7	4,243	222	510
2.05%	-	-	-	-	-	-	-	9,481
2.10%	1,135	-	-	1,897	439	2,135	2,635	889
2.15%	1,661	1,190	-	2,501	846	2,974	148	1,410
2.20%	249	291	-	1	-	7,960	28	-
2.25%	-	-	-	-	-	-	-	2,411
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	1	246	-	18,635
2.40%	-	-	-	-	-	-	-	358
2.45%	199	253	-	-	-	402	373	966
2.50%	-	-	-	-	1,310	-	-	8,485
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$50,312	$74,978	$26,763	$138,956	$30,488	$183,346	$35,817	$215,875

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	PMVTRD	PMVRSD	PMVEBD	PMVGBD	PMVHYD	PIVEM2	PIHYB2	PROUSN

0.45%	$2,609	$366	$2,064	$871	$12,689	$29	$-	$9
0.65%	304	65	1,780	206	765	-	-	9
0.70%	-	80	66	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	3	13	7	29	40	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	189	203	319	53	134	-
1.00%	52	-	15	12	29	-	-	-
1.05%	-	-	22	19	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	29,513	1,135	9,455	3,256	40,182	2,489	754	713
1.20%	-	-	-	-	-	-	-	-
1.25%	13,805	4,458	5,628	11,747	48,376	2,020	1,057	1,110
1.30%	-	-	-	-	-	-	-	-
1.35%	49,537	2,102	7,429	8,637	104,123	2,697	3,528	438
1.40%	5,968	252	859	2,080	7,705	648	700	29
1.45%	2,478	2,757	550	2,114	2,609	35	-	87
1.55%	37,181	6,544	5,810	11,847	28,992	292	2,029	2,055
1.60%	51,707	5,034	4,699	12,389	65,512	408	278	812
1.65%	32,861	2,907	7,783	18,036	96,929	-	969	649
1.80%	7,846	1,823	1,024	4,718	10,057	288	1,046	295
1.85%	1,215	122	349	778	662	218	-	210
1.90%	50,620	2,444	6,579	8,245	12,250	504	-	1,177
1.95%	5,014	469	3,713	5,293	8,819	49	-	42
2.00%	1,840	139	82	246	631	-	793	368
2.05%	-	-	-	-	-	-	-	-
2.10%	8,678	367	4,031	1,223	4,938	1,208	85	926
2.15%	2,264	96	670	1,458	3,763	-	-	5,842
2.20%	384	171	244	8	46	-	-	10
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	27
2.35%	68	121	97	184	3	-	-	7
2.40%	-	159	-	-	-	-	-	-
2.45%	4,377	26	1,730	568	688	-	-	55
2.50%	-	45	-	230	84	-	-	1
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$308,324	$31,695	$64,875	$94,397	$450,211	$10,938	$11,373	$14,871

	PROAHY	PROA30	PROBNK	PROBM	PROBR	PROBIO	PROBL	PROCG

0.45%	$22,759	$182	$40	$489	$842	$484	$16,098	$518
0.65%	4,428	44	1	-	150	158	1,066	7
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	45	1	15	77	-	273	-	173
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	995	1	90	452	-	310	1,146	-
1.05%	105	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	93,369	779	1,803	687	1,118	3,531	8,989	1,602
1.20%	-	-	-	-	-	96	-	-
1.25%	121,982	3,322	368	11,042	988	13,487	11,521	9,621
1.30%	-	-	-	-	-	-	-	-
1.35%	135,553	4,902	6,352	7,424	796	18,359	11,587	2,938
1.40%	4,808	67	108	10	6	2,195	1,073	561
1.45%	24,112	133	554	677	2,655	4,070	2,351	2,155
1.55%	72,706	2,759	731	2,635	1,371	13,561	8,025	8,582
1.60%	47,017	6,225	4,095	10,672	717	23,606	39,783	12,111
1.65%	104,910	2,319	1,857	15,123	11,106	9,787	32,756	9,207
1.80%	32,637	887	1,669	8,693	677	5,627	17,215	7,805
1.85%	5,543	1,147	421	1,063	434	801	13,028	1,530
1.90%	33,017	11,874	1,564	4,593	943	10,119	25,642	4,718
1.95%	42,350	173	251	632	2,900	7,429	5,851	433
2.00%	3,383	71	705	400	16	550	3,272	250
2.05%	-	-	-	-	-	65	-	-
2.10%	13,253	1,356	3,449	2,001	52	3,523	6,593	1,112
2.15%	1,649	663	1,988	6,613	1,029	11,526	3,191	1,122
2.20%	4,337	-	36	177	65	90	1,062	-
2.25%	-	-	-	-	57	-	948	-
2.30%	608	-	-	-	85	-	2,793	-
2.35%	472	15	86	134	174	161	3,619	29
2.40%	-	-	-	-	-	-	289	-
2.45%	1,317	46	34	-	174	79	9,793	22
2.50%	-	-	-	-	-	249	5,778	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$771,355	$36,966	$26,217	$73,594	$26,355	$130,136	$233,469	$64,496

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	PROCS	PROEM	PROE30	PROFIN	PROHC	PROIND	PROINT	PRONET

0.45%	$272	$1,823	$205	$10	$345	$567	$572	$55
0.65%	-	239	115	21	169	107	49	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	390	61	1	-	-	-	15	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	127	-	1	-	-	-	-	-
1.05%	-	8	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	1,322	2,115	3,358	1,040	5,140	5,059	2,479	948
1.20%	-	374	-	-	-	-	-	10
1.25%	9,995	5,600	994	5,037	12,838	3,827	1,501	4,930
1.30%	-	-	-	-	-	-	-	-
1.35%	4,743	9,313	9,609	1,972	12,195	8,228	13,271	3,565
1.40%	536	309	845	109	1,145	1,043	243	1,000
1.45%	1,643	1,241	661	1,094	1,194	363	436	1,770
1.55%	2,275	7,257	2,247	3,406	16,886	1,951	1,585	9,712
1.60%	9,844	58,788	13,153	12,366	27,428	8,680	3,234	8,232
1.65%	5,668	8,103	2,336	9,729	15,248	8,241	5,484	3,868
1.80%	3,431	4,494	2,858	3,700	15,088	3,009	1,547	1,251
1.85%	367	1,180	395	670	1,858	350	404	1,005
1.90%	2,947	8,710	20,524	5,202	9,614	13,630	21,098	3,957
1.95%	111	1,367	343	865	2,502	526	545	339
2.00%	176	531	494	324	906	234	126	289
2.05%	-	-	-	-	-	-	-	-
2.10%	2,667	2,616	1,209	2,248	3,909	551	743	1,423
2.15%	217	246	634	559	4,554	873	50	559
2.20%	37	44	-	-	36	37	-	200
2.25%	-	-	-	-	-	-	-	-
2.30%	-	3	1	-	33	-	6	32
2.35%	29	153	97	14	214	74	-	-
2.40%	-	2	-	-	-	-	-	-
2.45%	44	133	37	410	23	22	185	643
2.50%	-	-	6	-	100	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$46,841	$114,710	$60,123	$48,776	$131,425	$57,372	$53,573	$43,788

	PROJP	PRON	PROOG	PROPHR	PROPM	PRORE	PRORRO	PROSCN

0.45%	$22	$5,999	$222	$326	$180	$699	$523	$112
0.65%	18	725	533	48	1,177	8	58	13
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	115	-	-	-	228	20	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	384	-	-	-	877	7	4
1.05%	-	8	-	-	-	-	5	-
1.10%	-	-	-	-	-	-	-	-
1.15%	265	9,235	2,813	1,942	1,349	1,907	578	1,090
1.20%	-	21	-	-	162	-	-	-
1.25%	2,506	13,799	11,779	8,735	2,289	7,591	1,386	10,902
1.30%	-	-	-	-	-	-	-	-
1.35%	12,438	9,280	11,045	6,587	5,646	8,007	3,834	7,085
1.40%	258	1,111	814	440	600	421	390	565
1.45%	2,011	2,159	831	1,465	272	931	306	685
1.55%	3,364	9,136	7,103	7,857	8,136	6,580	323	2,269
1.60%	2,149	17,023	21,773	5,124	4,001	18,873	2,559	2,008
1.65%	3,844	6,932	8,894	3,361	2,998	11,570	773	2,582
1.80%	2,890	12,502	3,392	3,138	2,322	3,478	3,355	1,120
1.85%	44	4,589	247	410	316	685	191	229
1.90%	7,304	11,548	17,031	1,956	2,082	5,277	764	490
1.95%	1,560	2,304	368	896	1,291	2,706	1,010	302
2.00%	34	1,223	484	607	280	656	735	-
2.05%	-	-	-	-	-	-	-	-
2.10%	2,141	3,414	2,045	4,586	2,083	1,114	2,705	2,442
2.15%	228	1,194	8,572	11,200	4,088	1,884	636	243
2.20%	224	395	-	-	63	545	178	22
2.25%	-	353	-	-	-	-	-	-
2.30%	-	916	155	-	37	-	-	-
2.35%	5	2,026	-	107	62	148	12	13
2.40%	-	107	-	-	-	-	-	-
2.45%	-	3,164	3	432	32	147	2,443	11
2.50%	-	-	100	-	76	23	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$41,305	$119,662	$98,204	$59,217	$39,542	$74,355	$22,791	$32,187

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	PROSEM	PROSIN	PROSN	PROTEC	PROTEL	PROGVP	PROUN	PROUTL

0.45%	$136	$127	$240	$297	$11	$429	$1,501	$488
0.65%	65	34	22	19	-	67	109	77
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	19	28	-	349	-	30	-	240
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	-	-	319	-	-	-	377
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	334	885	840	819	608	2,693	2,823	1,314
1.20%	-	-	-	88	-	-	-	-
1.25%	24	180	585	9,294	942	2,321	7,048	14,909
1.30%	-	-	-	-	-	-	-	-
1.35%	425	102	407	5,008	2,175	5,647	4,649	3,570
1.40%	26	38	6	184	351	260	319	1,312
1.45%	97	11	105	877	305	605	642	1,574
1.55%	518	468	117	3,160	1,220	3,830	1,368	5,907
1.60%	266	1,938	519	16,238	424	10,733	7,525	11,623
1.65%	107	192	419	18,423	3,009	1,212	1,219	10,758
1.80%	70	77	806	14,157	543	2,052	5,296	9,903
1.85%	67	68	210	1,259	1	237	2,385	1,409
1.90%	153	124	440	4,771	180	5,074	8,620	1,296
1.95%	3	171	42	1,501	42	695	3,108	1,118
2.00%	79	72	15	548	14	2,254	676	745
2.05%	-	-	-	61	-	-	-	843
2.10%	324	157	225	1,369	594	3,275	2,533	1,116
2.15%	425	5,493	4,777	9,265	393	4,430	7,060	4,488
2.20%	-	-	21	-	2	65	2,484	81
2.25%	-	-	19	-	-	-	119	214
2.30%	176	149	70	-	-	-	399	-
2.35%	4	-	23	124	-	67	253	1,758
2.40%	-	2	-	-	-	-	36	-
2.45%	-	-	95	15	346	28	1,041	146
2.50%	-	-	-	57	-	-	677	734
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$3,318	$10,316	$10,003	$88,202	$11,160	$46,004	$61,890	$76,000

	RVMFU	RSRF	RVAMR	RBKF	RBMF	RVBER	RBF	RVCLR

0.45%	$343	$4	$511	$35	$322	$393	$763	$2,033
0.65%	29	1	-	13	39	-	102	-
0.70%	-	-	-	-	165	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	44	79	-	-	-	-	1	-
0.90%	-	-	-	-	16	-	80	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	-	96	-	-	26	-	41
1.05%	-	-	-	-	-	-	-	-
1.10%	72	146	-	-	-	-	-	-
1.15%	2,923	15,394	52,312	3,671	13,798	19,455	16,299	38,009
1.20%	-	-	-	-	-	-	120	-
1.25%	2,180	6,887	13,752	1,797	7,662	12,510	12,577	10,688
1.30%	-	-	-	-	-	-	-	-
1.35%	7,865	34,835	35,743	6,132	18,091	14,623	34,286	18,573
1.40%	819	5,563	2,135	3,133	7,766	823	12,317	1,023
1.45%	2,223	4,139	8	1,132	484	43	3,887	1,669
1.55%	9,816	30,199	35,567	1,231	4,780	39,585	15,216	117,706
1.60%	8,033	6,188	10,095	803	6,583	7,191	23,288	20,751
1.65%	2,253	4,213	7,474	568	1,208	8,175	4,708	16,781
1.80%	2,409	1,614	5,715	290	1,966	2,534	6,654	6,027
1.85%	1,260	167	-	41	196	-	1,960	-
1.90%	7,357	3,706	7,999	5,446	2,560	6,051	11,251	19,243
1.95%	988	286	7,441	16	324	3,396	1,866	15,434
2.00%	332	1,938	9,055	27	311	6,943	1,335	4,431
2.05%	-	-	-	-	-	-	251	-
2.10%	853	1,640	2,966	400	1,035	1,458	5,001	4,666
2.15%	113	338	10,873	64	291	5,901	9,430	420
2.20%	42	803	1,815	2	307	118	1,922	6,822
2.25%	-	-	-	-	-	-	-	-
2.30%	66	24	817	-	-	2,850	-	2,117
2.35%	170	33	79	45	23	-	58	-
2.40%	-	66	1,050	50	18	566	358	103
2.45%	-	3	9,777	16	48	1,700	923	507
2.50%	-	-	8,423	-	4	7,166	685	18,618
2.55%	20	94	59	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$50,210	$118,360	$223,762	$24,912	$67,997	$141,507	$165,338	$305,662

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	RVCMD	RCPF	RVLDD	RELF	RENF	RESF	RLCE	RFSF

0.45%	$51	$2,083	$259	$431	$562	$326	$306	$309
0.65%	12	115	56	35	102	100	99	22
0.70%	2	152	-	110	234	-	-	122
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	26	-	167	-	-	-
0.90%	-	51	-	40	21	-	-	-
0.95%	-	137	-	-	-	-	-	-
1.00%	-	146	-	2	-	-	-	1
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	6,950	19,382	25,214	8,854	21,380	20,206	8,047	10,174
1.20%	-	2	-	30	12	10	-	274
1.25%	4,463	11,378	50,143	1,949	19,754	18,339	314	6,439
1.30%	-	-	-	-	-	-	-	-
1.35%	10,520	24,478	15,789	16,626	33,116	21,721	9,345	19,984
1.40%	1,107	12,545	3,566	9,796	13,903	7,586	2,386	7,869
1.45%	980	935	119	50	1,923	2,146	13	974
1.55%	4,711	11,586	8,912	2,077	10,600	8,373	2,133	5,793
1.60%	3,310	6,621	2,386	3,028	23,938	21,322	17,737	19,102
1.65%	2,778	6,208	1,934	1,566	9,647	8,689	172	2,521
1.80%	2,025	3,201	4,745	1,846	9,916	8,444	96	3,423
1.85%	430	460	699	649	804	1,229	135	521
1.90%	1,970	5,362	2,075	1,676	17,841	13,440	486	5,069
1.95%	715	502	1,770	419	7,128	1,249	350	887
2.00%	1,623	596	718	3	641	175	192	653
2.05%	-	-	-	-	-	-	-	-
2.10%	2,134	1,246	2,247	1,972	1,801	3,025	106	2,780
2.15%	323	607	422	182	2,313	1,329	437	951
2.20%	7	328	1,571	258	437	222	2	1,082
2.25%	-	-	-	-	-	-	-	-
2.30%	-	576	8	-	324	306	-	-
2.35%	81	155	-	51	284	195	-	-
2.40%	44	72	305	-	63	-	-	52
2.45%	931	175	92	-	367	120	-	432
2.50%	22	882	589	4	70	22	-	598
2.55%	10	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$45,199	$109,981	$123,645	$51,654	$177,348	$138,574	$42,356	$90,032

	RUGB	RHCF	RINF	RVIDD	RJNF	RVIMC	RAF	RVISC

0.45%	$11,079	$3,544	$123	$10	$6,190	$46	$198	$464
0.65%	2,352	298	111	99	1,144	113	18	62
0.70%	5	125	170	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	289	106	-	-	70	-	2	39
0.90%	-	59	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	1,475	423	-	-	108	-	-	-
1.05%	69	-	-	-	74	-	-	-
1.10%	35	-	-	-	-	-	-	-
1.15%	24,637	23,769	11,997	3,645	10,890	292	1,556	2,078
1.20%	-	245	193	-	-	-	-	-
1.25%	7,483	20,740	3,211	2,744	6,392	225	349	1,923
1.30%	-	-	-	-	-	-	-	-
1.35%	23,740	40,510	23,361	5,379	5,164	1,267	3,193	9,101
1.40%	5,120	17,794	13,858	2,770	1,263	266	246	1,976
1.45%	955	5,150	314	195	1,697	201	-	1,556
1.55%	7,958	14,667	8,928	2,466	4,806	2,551	2,094	5,731
1.60%	35,173	39,624	4,224	4,225	6,647	686	831	1,452
1.65%	14,510	5,597	1,612	938	7,665	101	46	452
1.80%	5,558	11,005	911	3,975	2,961	35	1,721	716
1.85%	801	1,658	334	297	189	-	-	328
1.90%	4,354	12,382	4,640	1,202	3,875	228	20	469
1.95%	2,921	2,897	1,062	211	3,424	130	32	184
2.00%	5,330	1,455	60	102	1,424	47	41	93
2.05%	3	267	-	-	-	-	-	-
2.10%	3,620	8,914	243	410	779	105	119	293
2.15%	932	4,000	1,047	6,511	635	5,964	914	1,857
2.20%	764	288	377	52	1,739	-	-	23
2.25%	-	-	-	-	-	-	-	-
2.30%	27	4	90	87	78	40	89	473
2.35%	160	497	90	38	78	-	-	13
2.40%	90	197	-	-	-	-	-	1
2.45%	302	925	227	82	145	133	256	16
2.50%	-	117	722	61	34	192	311	66
2.55%	96	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$159,838	$217,257	$77,905	$35,499	$67,471	$12,622	$12,036	$29,366

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	RUF	RLCJ	RLF	RMED	RVARS	RVF	ROF	RNF

0.45%	$194	$4	$93	$394	$448	$34,086	$13,518	$6,523
0.65%	66	2	106	547	65	3,322	1,317	1,201
0.70%	-	-	197	-	-	-	-	21
0.80%	-	-	-	-	-	-	-	-
0.85%	8	-	-	-	83	186	354	36
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	112	-	-	-	-	-
1.00%	111	-	9	18	-	48	490	-
1.05%	-	-	-	-	-	110	39	-
1.10%	-	-	-	-	277	-	499	611
1.15%	5,854	4,171	13,175	12,179	14,111	33,413	25,171	38,977
1.20%	-	-	276	-	-	-	-	-
1.25%	2,250	196	2,028	2,941	12,319	64,308	15,690	3,733
1.30%	-	-	-	-	-	-	-	-
1.35%	12,343	4,259	21,897	11,870	19,148	22,264	30,087	54,720
1.40%	1,492	1,792	12,473	2,818	985	2,988	3,725	10,621
1.45%	552	1,070	82	76	7,087	1,374	1,301	-
1.55%	4,412	2,141	9,018	4,201	15,526	23,443	26,937	9,339
1.60%	2,364	1,177	2,495	3,171	8,051	13,132	24,831	4,862
1.65%	1,437	194	4,005	1,217	3,484	11,815	30,125	8,665
1.80%	2,172	1,396	787	3,368	2,289	4,091	20,670	3,867
1.85%	1,218	1	65	376	564	4,572	1,134	2,541
1.90%	571	6	806	3,283	2,583	5,998	11,356	6,849
1.95%	904	-	67	3,598	3,449	3,002	3,749	680
2.00%	44	145	-	363	2,806	1,637	5,301	1,724
2.05%	-	-	-	-	-	20	146	-
2.10%	187	1,179	575	1,309	689	5,837	6,139	1,482
2.15%	5,216	252	56	634	1,176	945	2,037	1,751
2.20%	-	-	431	2,125	154	1,390	567	1,144
2.25%	-	-	-	-	-	-	2	422
2.30%	142	-	659	-	734	-	6	673
2.35%	119	-	-	13	85	191	85	330
2.40%	4	-	26	-	-	128	5	255
2.45%	133	-	201	758	18	322	10	1,217
2.50%	191	87	453	604	-	144	-	207
2.55%	-	-	-	-	82	-	285	315
2.85%	-	-	-	-	-	-	-	-

Totals	$41,984	$18,072	$70,092	$55,863	$96,213	$238,766	$225,576	$162,766

	RPMF	RREF	RRF	RMEK	RTF	RVLCG	RVLCV	RVMCG

0.45%	$4,443	$747	$283	$1,531	$1,935	$11,986	$7,524	$3,388
0.65%	706	133	63	985	623	1,038	1,259	639
0.70%	101	132	163	-	-	8	8	8
0.80%	-	-	-	-	-	-	-	-
0.85%	20	6	-	4	124	43	239	73
0.90%	8	-	-	-	-	-	-	-
0.95%	22	130	-	-	-	109	107	103
1.00%	311	108	284	-	635	30	985	212
1.05%	-	-	-	-	-	4	22	15
1.10%	-	67	-	369	-	-	-	-
1.15%	25,579	20,477	7,578	13,857	26,217	40,414	39,467	28,581
1.20%	13	148	-	-	-	-	-	19
1.25%	12,815	9,277	1,867	2,533	104,826	51,387	53,040	16,396
1.30%	-	-	-	-	-	-	-	-
1.35%	33,545	29,778	12,815	15,169	23,499	168,081	50,819	61,921
1.40%	25,273	9,354	7,375	1,496	1,850	16,983	9,864	8,692
1.45%	821	2,594	53	141	2,418	8,470	6,800	3,434
1.55%	17,779	15,445	5,825	6,865	11,648	43,890	51,945	32,211
1.60%	9,477	16,356	1,378	4,325	7,069	109,289	205,175	47,010
1.65%	16,203	9,585	1,338	2,065	2,310	53,255	51,476	18,893
1.80%	6,104	3,838	359	4,317	9,335	25,753	26,780	13,288
1.85%	1,221	827	19	592	682	4,248	7,240	812
1.90%	5,671	6,466	2,080	2,339	2,378	138,756	105,194	91,075
1.95%	5,372	5,120	147	3,040	1,191	11,989	12,653	3,411
2.00%	1,802	3,058	7	968	1,874	5,439	5,552	928
2.05%	1	-	-	3	3	5	1,843	-
2.10%	3,314	4,762	48	4,049	4,220	9,405	17,087	6,503
2.15%	1,209	6,592	242	448	959	4,634	7,043	588
2.20%	97	404	310	771	524	134	376	214
2.25%	-	-	-	-	-	-	467	-
2.30%	39	567	-	7	244	17,087	62	3,714
2.35%	57	250	8	368	92	744	5,319	64
2.40%	75	-	-	298	23	1	64	-
2.45%	133	2,127	-	84	675	985	4,153	815
2.50%	262	840	33	157	486	1,053	1,639	1,049
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$172,473	$149,188	$42,275	$66,781	$205,840	$725,220	$674,202	$344,056

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	RVMCV	RVSCG	RVSCV	RVSDL	RTEC	RTEL	RTRF	RUTL

0.45%	$4,203	$2,446	$976	$683	$1,401	$36	$280	$1,873
0.65%	715	420	80	207	181	20	11	88
0.70%	7	-	-	2	127	-	137	-
0.80%	-	-	-	-	-	-	-	-
0.85%	34	66	3	104	-	-	-	92
0.90%	-	-	-	-	45	34	52	66
0.95%	93	58	-	29	-	-	100	-
1.00%	220	212	199	1	-	36	8	164
1.05%	21	11	1	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	15,201	10,940	12,351	4,105	14,764	2,786	20,673	13,205
1.20%	-	-	-	-	100	-	83	12
1.25%	8,987	9,083	12,415	2,278	6,010	1,754	4,976	10,958
1.30%	-	-	-	-	-	-	-	-
1.35%	25,760	65,554	25,780	5,770	30,625	5,050	34,827	18,056
1.40%	6,003	5,007	4,798	1,220	11,416	1,667	12,379	7,044
1.45%	1,364	2,516	1,354	385	2,400	1,378	684	941
1.55%	30,702	14,820	11,235	2,361	8,741	916	7,665	6,226
1.60%	66,729	30,615	14,697	2,755	9,301	1,945	9,770	13,218
1.65%	25,793	8,444	11,437	969	2,696	396	8,182	6,945
1.80%	12,054	6,368	10,600	973	4,780	490	4,596	2,462
1.85%	888	446	639	166	571	-	509	303
1.90%	59,996	67,754	31,094	1,476	13,480	102	11,248	5,608
1.95%	4,676	3,841	7,131	2,095	763	41	1,588	5,087
2.00%	424	879	248	650	565	-	737	180
2.05%	-	-	-	3	-	-	-	1
2.10%	4,289	7,873	3,977	319	4,095	12	5,137	2,445
2.15%	925	389	658	370	1,391	413	1,715	1,216
2.20%	207	9	195	-	263	-	526	127
2.25%	-	-	-	-	-	-	-	-
2.30%	52	18,830	-	723	6	-	679	92
2.35%	-	-	-	38	-	-	227	167
2.40%	-	-	-	24	-	-	-	20
2.45%	3,343	538	1,212	-	1,633	149	773	23
2.50%	34	22	-	-	18	6	1,067	658
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$272,720	$257,141	$151,080	$27,706	$115,372	$17,231	$128,629	$97,277

	RVWDL	GVFRB	GSBLMO	VWHA	VWAR	WRASP	HIBF3	GEM3

0.45%	$90	$437	$206	$513	$-	$1,764	$12	$57
0.65%	33	859	11	46	-	592	-	26
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	76	-	-
0.85%	6	-	-	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	169	42	-
1.00%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	2,289	5,533	120	6,909	63	33,757	5,504	871
1.20%	-	-	-	-	-	219	-	-
1.25%	886	5,875	817	6,906	8,842	46,717	1,219	683
1.30%	-	-	-	-	-	-	-	-
1.35%	1,151	36,882	176	5,415	1,934	74,740	5,007	1,056
1.40%	236	2,020	8	775	39	27,228	1,205	182
1.45%	135	2,544	440	1,188	2,611	4,042	-	251
1.55%	338	11,605	4,510	10,293	2,834	70,015	6,170	2,637
1.60%	330	23,638	642	9,077	1,465	55,990	1,013	1,360
1.65%	5	10,704	176	9,599	1,110	45,395	432	1,750
1.80%	155	3,201	441	4,329	2,679	13,990	98	257
1.85%	35	296	-	962	578	4,265	-	39
1.90%	311	7,622	1,177	7,317	1,559	25,145	126	1,387
1.95%	30	2,871	-	9,264	437	12,715	-	2,122
2.00%	77	2,290	-	380	62	1,659	-	14
2.05%	-	-	-	838	-	-	-	-
2.10%	20	1,650	302	2,950	51	7,257	-	433
2.15%	23	905	-	547	1,574	5,417	73	156
2.20%	-	1,994	-	185	197	816	-	-
2.25%	-	-	-	213	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	19	30	1,714	-	515	-	-
2.40%	-	750	-	130	-	-	-	-
2.45%	-	27	-	485	-	1,420	-	2
2.50%	-	-	-	910	-	180	-	31
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$6,150	$121,722	$9,056	$80,945	$26,035	$434,083	$20,901	$13,314

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	TRF3	GBF3	GVIDA6	NVDBL6	NVDCA6	GVIDC6	GVIDM6	GVDMA6

0.45%	$318	$145	$12	$178	$-	$121	$778	$225
0.65%	-	-	6	-	-	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	16	-	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	90	-	-	-	-	-	-
1.00%	-	-	-	78	78	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	1,258	10,036	2,645	1,454	547	9,578	21,624	7,652
1.20%	-	-	-	-	-	-	-	-
1.25%	786	818	2,238	577	446	2,325	1,298	269
1.30%	-	-	-	-	-	-	-	-
1.35%	2,487	9,231	6,508	416	12	10,742	24,230	11,056
1.40%	216	1,612	2,300	89	20	1,808	7,017	3,226
1.45%	-	391	-	60	-	-	7	16
1.55%	-	6,222	1,103	416	288	6,985	10,988	2,573
1.60%	1,594	2,729	8,943	1,039	1,374	3,423	8,337	3,305
1.65%	382	2,142	443	325	2,698	6,046	3,198	391
1.80%	15	282	1,683	353	-	326	224	133
1.85%	9	-	163	-	-	6,683	8	-
1.90%	206	64	2,601	28	306	286	398	874
1.95%	-	2,642	604	36	73	1,280	23	15
2.00%	-	17	-	421	-	793	673	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	629	-	-	-	7	-	-
2.15%	-	218	18	-	-	82	-	12
2.20%	-	-	-	-	-	-	146	-
2.25%	-	-	-	-	-	-	-	-
2.30%	27	-	-	-	924	1,923	229	-
2.35%	-	51	-	-	-	-	217	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	472	-
2.50%	-	-	-	-	142	-	631	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$7,298	$37,335	$29,267	$5,470	$6,908	$52,408	$80,498	$29,747

	GVDMC6	GVDIV6	SCGF3	SCVF3	SCF3

0.45%	$81	$78	$32	$865	$103
0.65%	-	-	-	4	34
0.70%	-	-	-	-	-
0.80%	-	-	-	-	-
0.85%	-	-	-	55	-
0.90%	-	-	-	-	-
0.95%	-	-	-	12	-
1.00%	-	-	-	-	-
1.05%	-	-	-	-	-
1.10%	-	-	-	-	-
1.15%	4,148	655	443	527	3,236
1.20%	-	-	-	-	4
1.25%	4,882	926	409	1,533	854
1.30%	-	-	-	-	-
1.35%	12,168	1,125	2,002	2,046	4,485
1.40%	5,363	36	278	751	1,413
1.45%	85	111	43	104	78
1.55%	1,760	1,598	807	893	1,386
1.60%	3,365	4,919	701	1,084	857
1.65%	281	1,623	262	1,181	1,281
1.80%	229	367	1,815	372	238
1.85%	5	17	17	17	18
1.90%	5,214	1,573	772	1,201	551
1.95%	579	482	47	68	128
2.00%	-	62	254	14	-
2.05%	517	-	33	-	-
2.10%	930	531	447	481	328
2.15%	20	67	366	92	12
2.20%	-	-	277	36	-
2.25%	132	-	-	-	-
2.30%	-	-	-	-	-
2.35%	1,034	-	-	-	-
2.40%	-	-	-	-	-
2.45%	-	251	-	123	-
2.50%	456	-	90	-	-
2.55%	-	-	-	-	-
2.85%	-	-	-	-	-

Totals	$41,249	$14,421	$9,095	$11,459	$15,006

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2014 and 2013, total transfers to the Account from the fixed account were $16,765,003 and $12,682,538, respectively, and total transfers from the Account to the fixed account were $16,851,051 and $12,657,583, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $1,293,658 and $997,086 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2014 and 2013, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For Purchase Payment Credits, the Company contributed $709,188 and $524,725 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2014 and 2013, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

For guaranteed minimum death benefits, the Company contributed $1,206,401 and $2,818,823 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2014 and 2013, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2014.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2014:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$1,524,710,065	$-	$-	$1,524,710,065

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2014 were as follows:

	Purchases of Investments	Sales of Investments
VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)	$6,889,962	$1,564,112
Global Small Capitalization Fund - Class 4 (AMVGS4)	2,342,095	1,741,534
Global Allocation V.I. Fund - Class III (MLVGA3)	14,569,712	7,616,503
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)	3,884,668	3,868,624
Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund (DXVIMF)	2,001,800	1,466,375
Insurance Trust - Direxion VP Indexed Commodity Strategy Fund (DXVIC)	24,664	1,400
Dynamic VP HY Bond Fund (DXVHY)	4,038,903	5,578,973
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	109,229	2,697
VI Balanced-Risk Allocation Fund- Series II Shares (IVBRA2)	2,519,933	735,687
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)	5,533,409	2,787,330
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)	1,445,092	320,586
The Merger Fund VL (MGRFV)	1,945,189	891,776
UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)	1,880,292	206,060
Emerging Markets Debt Portfolio - Class II (MSEMB)	2,760,368	654,474
Global Tactical Asset Allocation Portfolio - Class II (MSVGT2)	1,000,116	447,019
Global Real Estate Portfolio - Class II (VKVGR2)	5,245,984	1,955,116
NVIT Flexible Moderate Growth Fund Class P (NVFMGP)	1,603,156	664,518
NVIT Flexible Fixed Income Fund Class P (NVFIP)	5,353,011	4,772,806
Lazard NVIT Flexible Opportunistic Strategies Fund P (NLFOSP)	1,062,103	445,437
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	10,641,717	5,951,219
Federated NVIT High Income Bond Fund - Class I (HIBF)	4,283,078	799,315
NVIT Emerging Markets Fund - Class I (GEM)	4,117,524	1,281,035
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	5,588,216	5,704,636
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	19,249,742	5,368,351
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	8,765,016	1,864,904
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	16,299,160	5,170,951
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	32,585,604	28,420,133
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	20,621,654	30,409,756
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	19,827,325	9,947,991

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

NVIT Core Plus Bond Fund - Class II (NVLCP2)	20,231,064	10,945,326
NVIT Nationwide Fund - Class I (TRF)	3,664,699	674,494
NVIT Government Bond Fund - Class I (GBF)	20,801,499	14,290,053
American Century NVIT Growth Fund -Class II (CAF2)	1,645,063	531,223
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	7,201,783	886,847
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	2,123,279	99,264
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	4,762,106	523,700
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	15,326,404	5,187,713
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	19,919,833	2,079,440
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	8,494,432	1,238,766
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	14,405,724	4,757,917
NVIT Money Market Fund - Class I (SAM)	149,236	111,620
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	3,942,768	3,809,876
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	4,807,225	760,610
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	5,429,300	3,413,667
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	16,033,213	12,950,997
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	34,269	50,723
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	13,180,095	10,774,263
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	20,091,020	15,998,830
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	3,288,409	747,278
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	6,090,899	1,074,052
NVIT Multi-Manager Small Company Fund - Class I (SCF)	5,581,939	1,924,350
NVIT Multi-Sector Bond Fund - Class I (MSBF)	4,785,101	1,527,385
NVIT Short Term Bond Fund - Class II (NVSTB2)	12,067,673	8,679,822
NVIT Real Estate Fund - Class II (NVRE2)	10,071,039	4,879,957
NVIT Money Market Fund - Class II (NVMM2)	1,034,736,228	977,459,809
Loring Ward NVIT Moderate Fund - Class II (NVLM2)	3,562,400	217,915
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)	1,385,075	516,312
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)	962,011	358,367
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)	1,164,655	153,135
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)	562,620	54,361
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)	326,237	9,008
7Twelve Balanced Portfolio (NO7TB)	2,291,789	345,755
Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)	1,574,138	664,610
Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)	8,329,781	11,476,368
BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)	11,895,955	6,918,119
Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class (PMUBA)	4,810,227	1,327,334
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)	1,828,109	1,095,299
VP Income & Growth Fund - Class III (ACVIG3)	9,383,056	2,692,824
VP Inflation Protection Fund - Class II (ACVIP2)	9,867,217	5,842,744
VP Ultra(R) Fund - Class III (ACVU3)	732,732	189,550
VP Value Fund - Class III (ACVV3)	8,536,161	3,238,419
Mid Cap Stock Portfolio- Service Shares (DVMCSS)	1,245,751	93,193
Quality Bond Fund II - Primary Shares (FQB)	194	75
VIP Asset Manager Portfolio - Service Class 2 (FAM2)	1,887,466	1,937,466
VIP Contrafund(R) Portfolio - Service - Class 2R (FC2R)	813,996	1,863,548
VIP Equity-Income Portfolio - Service Class 2 R (FEI2R)	5,399,126	2,467,041
VIP Growth Portfolio - Service Class 2 R (FG2R)	39,498,855	20,104,196
VIP High Income Portfolio - Service Class 2R (FHI2R)	28,610,827	27,021,167
Franklin Income Securities Fund - Class 2 (FTVIS2)	20,274,347	9,287,242
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)	5,113,129	5,290,159
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	2,689,895	2,690,510
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)	184,085	340,998
Western Asset Variable Global High Yield Bond Portfolio - Class II (LPWHY2)	8,161,275	20,987,596
Global Securities Fund/VA - Service Class (OVGSS)	3,713,969	2,274,566
All Asset Portfolio - Advisor Class (PMVAAD)	6,544,044	5,981,034
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	3,221,913	3,048,724
Low Duration Portfolio - Advisor Class (PMVLAD)	12,573,120	12,760,642
Total Return Portfolio - Advisor Class (PMVTRD)	18,004,842	23,257,846
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)	1,908,315	1,626,714
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	6,451,339	5,890,051
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)	6,339,125	4,519,096
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)	59,313,506	84,688,385
Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)	3,045,338	3,732,037
Pioneer High Yield VCT Portfolio - Class II Shares (PIHYB2)	74,791	205,004
VP UltraShort NASDAQ-100 (PROUSN)	46,538,214	45,886,277
VP Access High Yield Fund (PROAHY)	98,666,619	178,604,192
VP Asia 30 (PROA30)	23,058,929	24,321,870
VP Banks (PROBNK)	6,262,595	6,703,049
VP Basic Materials (PROBM)	15,090,007	15,779,053
VP Bear (PROBR)	20,282,490	19,666,155
VP Biotechnology (PROBIO)	18,637,135	14,570,693
VP Bull (PROBL)	350,541,646	322,188,255
VP Consumer Goods (PROCG)	12,577,610	5,405,697
VP Consumer Services (PROCS)	14,178,493	9,038,031
VP Emerging Markets (PROEM)	35,102,994	35,617,098
VP Europe 30 (PROE30)	14,554,066	15,015,313
VP Financials (PROFIN)	11,864,428	10,585,158
VP Health Care (PROHC)	18,649,575	13,082,930
VP Industrials (PROIND)	4,876,090	8,554,851
VP International (PROINT)	8,083,771	9,909,280
VP Internet (PRONET)	6,125,920	7,208,363
VP Japan (PROJP)	13,193,953	13,797,545
VP NASDAQ-100 (PRON)	118,483,718	111,982,660
VP Oil & Gas (PROOG)	16,897,435	8,846,317
VP Pharmaceuticals (PROPHR)	13,587,039	12,873,557

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

VP Precious Metals (PROPM)		11,903,555	11,555,977
VP Real Estate (PRORE)		14,319,453	10,475,151
VP Rising Rates Opportunity (PRORRO)		30,919,856	32,045,575
VP Semiconductor (PROSCN)		11,420,085	6,962,665
VP Short Emerging Markets (PROSEM)		5,575,955	5,681,802
VP Short International (PROSIN)		3,540,063	3,638,808
VP Short NASDAQ-100 (PROSN)		14,265,609	13,919,743
VP Technology (PROTEC)		15,725,631	14,486,770
VP Telecommunications (PROTEL)		2,363,244	2,176,706
VP U.S. Government Plus (PROGVP)		38,458,454	38,356,142
VP UltraNASDAQ-100 (PROUN)		80,581,021	83,805,749
VP Utilities (PROUTL)		18,284,549	15,135,847
Global Managed Futures Strategy (RVMFU)		3,275,034	3,544,608
Variable Fund - Long Short Equity Fund (RSRF)		1,960,065	2,328,265
Variable Fund - CLS AdvisorOne Amerigo (RVAMR)		5,757,202	4,071,436
Variable Trust - Banking Fund (RBKF)		8,030,620	7,426,682
Variable Trust - Basic Materials Fund (RBMF)		14,770,882	15,430,791
Variable Fund - CLS AdvisorOne Select Allocation (RVBER)		5,225,293	1,879,824
Variable Trust - Biotechnology Fund (RBF)		21,931,143	20,426,748
Variable Fund - CLS AdvisorOne Clermont (RVCLR)		12,308,247	4,255,020
Variable Trust - Commodities Strategy Fund (RVCMD)		3,974,040	3,597,792
Variable Trust - Consumer Products Fund (RCPF)		15,370,751	14,694,068
Variable Trust - Dow 2x Strategy Fund (RVLDD)		61,256,003	65,353,123
Variable Trust - Electronics Fund (RELF)		14,415,037	12,613,564
Variable Trust - Energy Fund (RENF)		31,063,411	18,440,143
Variable Trust - Energy Services Fund (RESF)		32,543,695	23,317,562
Variable Trust - Europe 1.25x Strategy Fund (RLCE)		15,536,008	20,502,333
Variable Trust - Financial Services Fund (RFSF)		11,578,405	9,758,422
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)		169,631,244	166,017,632
Variable Trust - Health Care Fund (RHCF)		26,593,787	23,184,111
Variable Trust - Internet Fund (RINF)		11,067,470	15,202,510
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)		64,373,000	63,932,498
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)		88,465,519	96,192,970
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)		6,050,942	5,949,977
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)		10,932,331	10,860,161
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)		48,369,496	48,328,396
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)		46,597,564	45,905,889
Variable Trust - Japan 2x Strategy Fund (RLCJ)		14,362,512	14,777,134
Variable Trust - Leisure Fund (RLF)		8,551,307	8,092,911
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)		28,381,572	30,025,951
Variable Fund - Multi-Hedge Strategies (RVARS)		1,502,015	2,147,161
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)		127,963,886	110,670,198
Variable Trust - NASDAQ-100(R) Fund (ROF)		93,759,170	96,634,123
Variable Trust - Nova Fund (RNF)		193,453,752	211,624,544
Variable Trust - Precious Metals Fund (RPMF)		19,612,802	18,239,557
Variable Trust - Real Estate Fund (RREF)		22,697,075	20,567,183
Variable Trust - Retailing Fund (RRF)		9,382,938	9,488,162
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)		55,743,111	55,954,026
Variable Trust - S&P 500 2x Strategy Fund (RTF)		75,700,800	74,887,040
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)		104,994,017	81,464,097
Variable Trust - S&P 500 Pure Value Fund (RVLCV)		86,223,787	88,007,981
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)		99,736,583	110,829,503
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)		64,589,397	72,442,150
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)		25,704,468	39,192,135
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)		17,876,943	21,196,649
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)		24,234,515	21,881,176
Variable Trust - Technology Fund (RTEC)		16,996,981	14,117,391
Variable Trust - Telecommunications Fund (RTEL)		9,906,744	9,794,177
Variable Trust - Transportation Fund (RTRF)		18,187,936	19,412,560
Variable Trust - Utilities Fund (RUTL)		31,783,678	28,174,195
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)		2,439,572	2,426,993
Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)		15,641,794	13,617,895
Series M (Macro Opportunities Series) (GSBLMO)		1,285,163	331,081
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)		7,841,229	6,675,894
VIP Trust - Multi-Manager Alternatives Fund: Initial Class (VWAR)		470,818	275,231
Variable Insurance Portfolios - Asset Strategy (WRASP)		12,268,342	11,403,610
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)		95,171	4,962,383
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)		735,688	3,761,060
NVIT Nationwide Fund - Class III (obsolete) (TRF3)		177,075	2,058,172
NVIT Government Bond Fund - Class III (obsolete) (GBF3)		626,071	9,809,021
NVIT Investor Destinations Aggressive Fund - Class VI (obsolete) (GVIDA6)		727,122	7,187,212
NVIT Investor Destinations Balanced Fund - Class VI (obsolete) (NVDBL6)		310,304	1,648,033
NVIT Investor Destinations Capital Appreciation Fund - Class VI (obsolete) (NVDCA6)		198,940	1,487,253
NVIT Investor Destinations Conservative Fund - Class VI (obsolete) (GVIDC6)		1,969,968	12,019,007
NVIT Investor Destinations Moderate Fund - Class VI (obsolete) (GVIDM6)		836,014	19,933,567
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (obsolete) (GVDMA6)		247,120	7,361,904
NVIT Investor Destinations Moderately Conservative Fund - Class VI (obsolete) (GVDMC6)		611,195	10,298,177
NVIT Multi-Manager International Value Fund - Class VI (obsolete) (GVDIV6)		802,410	3,278,193
NVIT Multi-Manager Small Cap Growth Fund - Class III (obsolete) (SCGF3)		435,604	2,017,385
NVIT Multi-Manager Small Cap Value Fund - Class III (obsolete) (SCVF3)		768,554	3,435,502
NVIT Multi-Manager Small Company Fund - Class III (obsolete) (SCF3)		528,059	3,660,452

	Total	$4,813,384,026	$4,609,544,542

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2014, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2014. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIT-ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2014	0.45% to 2.20%	475,016	$11.57 to $ 11.33	$5,434,050	0.26%	11.41% to 9.45%
2013	1.25% to 1.55%	15,416	10.37 to 10.37	159,842	0.00%	3.70% to 3.65%	****
Global Small Capitalization Fund - Class 4 (AMVGS4)
2014	0.45% to 2.45%	147,152	11.72 to 11.33	1,692,177	0.07%	1.42% to -0.61%
2013	0.45% to 2.45%	97,190	11.55 to 11.40	1,115,290	0.18%	15.53% to 13.97%	****
Global Allocation V.I. Fund -Class III (MLVGA3)
2014	0.45% to 2.45%	2,368,131	12.96 to 11.79	29,246,367	2.43%	1.47% to -0.57%
2013	0.45% to 2.45%	2,020,857	12.78 to 11.86	24,936,791	1.21%	13.90% to 11.61%
2012	0.45% to 2.45%	1,703,212	11.22 to 10.63	18,765,559	1.30%	9.47% to 7.27%
2011	0.45% to 2.45%	2,154,758	10.25 to 9.91	21,919,978	2.34%	-4.07% to -6.00%
2010	0.65% to 2.30%	1,720,332	10.67 to 10.55	18,448,273	1.82%	6.66% to 5.49%	****
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)
2014	0.45% to 2.15%	72,108	7.45 to 6.87	513,524	0.00%	-17.38% to -18.80%
2013	0.45% to 2.10%	77,903	9.02 to 8.48	678,614	0.00%	-10.67% to -12.16%
2012	0.45% to 2.35%	76,969	10.09 to 9.59	757,682	0.00%	-2.54% to -4.40%
2011	0.45% to 2.35%	220,959	10.36 to 10.03	2,248,913	2.90%	-13.04% to -14.70%
2010	0.45% to 2.10%	52,295	11.91 to 11.78	618,686	8.95%	19.11% to 17.80%	****
Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund (DXVIMF)
2014	1.15% to 2.10%	59,108	11.36 to 11.29	669,623	0.00%	13.59% to 12.86%	****
Insurance Trust - Direxion VP Indexed Commodity Strategy Fund (DXVIC)
2014	1.25% to 2.00%	2,438	9.18 to 9.13	22,335	0.00%	-8.23% to -8.70%	****
Dynamic VP HY Bond Fund (DXVHY)
2014	1.15% to 2.50%	99,835	10.66 to 10.27	1,046,427	2.25%	-1.25% to -2.60%
2013	0.45% to 2.50%	243,208	10.92 to 10.55	2,603,468	2.21%	3.48% to 1.35%
2012	0.45% to 2.50%	3,380,507	10.55 to 10.41	35,460,908	2.03%	5.51% to 4.06%	****
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2014	1.25% to 2.15%	10,294	10.54 to 10.43	107,843	0.06%	2.65% to 1.71%
VI Balanced-Risk Allocation Fund-Series II Shares (IVBRA2)
2014	1.15% to 2.40%	177,984	10.46 to 10.31	1,852,143	0.00%	4.49% to 3.17%
2013	1.15% to 1.95%	9,981	10.01 to 10.00	99,864	0.00%	0.09% to -0.02%	****
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2014	0.45% to 2.35%	420,710	9.40 to 9.10	3,890,330	3.06%	-5.07% to -6.88%
2013	0.45% to 2.15%	155,773	9.90 to 9.79	1,534,818	2.03%	-1.01% to -2.14%	****
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)
2014	0.45% to 2.20%	230,786	11.62 to 10.88	2,575,329	2.96%	3.78% to 1.95%
2013	0.65% to 2.20%	132,266	11.13 to 10.68	1,439,574	3.25%	7.84% to 6.15%
2012	0.45% to 2.10%	65,019	10.36 to 10.07	665,915	1.72%	8.77% to 6.96%
2011	1.25% to 2.10%	10,601	9.47 to 9.42	100,241	1.49%	-5.27% to -5.82%	****
The Merger Fund VL (MGRFV)
2014	0.45% to 2.45%	102,527	10.16 to 9.93	1,028,059	1.94%	0.92% to -1.11%
2013	1.40% to 1.60%	769	10.05	7,729	0.29%	0.53% to 0.50%	****
UIF, Inc. - Global Infrastructure Portfolio - Class II (MSGI2)
2014	0.45% to 2.45%	159,377	10.67 to 10.53	1,688,966	0.00%	6.72% to 5.28%	****
Emerging Markets Debt Portfolio - Class II (MSEMB)
2014	0.45% to 2.50%	314,954	11.33 to 10.49	3,414,099	5.48%	2.43% to 0.32%
2013	0.45% to 2.50%	136,329	11.06 to 10.46	1,465,404	2.97%	-9.17% to -11.04%
2012	0.45% to 2.45%	116,382	12.17 to 11.77	1,399,443	2.00%	17.34% to 14.98%
2011	1.15% to 2.35%	37,475	10.33 to 10.24	387,515	2.14%	3.26% to 2.43%	****
Global Tactical Asset Allocation Portfolio - Class II (MSVGT2)
2014	0.65% to 2.10%	133,415	11.75 to 11.13	1,518,753	0.77%	1.33% to -0.15%
2013	1.15% to 2.20%	94,227	11.44 to 11.12	1,068,006	0.09%	14.42% to 13.21%
2012	0.45% to 2.10%	23,083	10.12 to 9.84	229,892	1.84%	13.18% to 11.30%
2011	1.15% to 1.80%	6,278	8.90 to 8.86	55,665	0.43%	-11.03% to -11.44%	****
Global Real Estate Portfolio - Class II (VKVGR2)
2014	0.45% to 2.50%	541,529	12.50 to 11.58	6,508,503	0.77%	13.34% to 11.01%
2013	0.45% to 2.50%	252,548	11.03 to 10.43	2,700,517	3.52%	2.17% to 0.07%
2012	0.45% to 2.45%	147,631	10.79 to 10.43	1,569,234	0.46%	29.36% to 26.75%
2011	0.45% to 1.90%	10,187	8.34 to 8.26	84,552	1.88%	-16.58% to -17.39%	****
NVIT Flexible Moderate Growth Fund Class P (NVFMGP)
2014	1.25% to 1.95%	86,529	10.24 to 10.20	884,088	2.68%	2.44% to 1.95%	****
NVIT Flexible Fixed Income Fund Class P (NVFIP)
2014	1.25% to 1.90%	55,403	9.75 to 9.70	538,888	3.96%	-2.52% to -2.95%	****
Lazard NVIT Flexible Opportunistic Strategies Fund P (NLFOSP)
2014	1.25% to 1.95%	60,458	10.24 to 10.19	617,679	0.81%	2.38% to 1.89%	****
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2014	0.45% to 2.50%	1,778,833	13.86 to 12.84	23,660,831	1.01%	4.52% to 2.37%
2013	0.45% to 2.45%	1,422,066	13.26 to 12.56	18,317,071	1.62%	22.73% to 20.27%
2012	0.45% to 2.45%	463,618	10.81 to 10.45	4,926,147	1.34%	15.19% to 12.88%
2011	0.45% to 2.45%	91,567	9.38 to 9.25	855,513	0.01%	-6.20% to -7.45%	****
Federated NVIT High Income Bond Fund - Class I (HIBF)
2014	0.45% to 1.90%	338,008	9.90 to 9.80	3,331,555	3.65%	-0.97% to -1.96%	****
NVIT Emerging Markets Fund - Class I (GEM)
2014	0.45% to 2.50%	284,459	9.71 to 9.58	2,740,098	0.85%	-2.86% to -4.23%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2014	0.45% to 2.10%	277,822	$15.61 to $ 14.44	$4,131,688	2.08%	4.03% to 2.30%
2013	0.45% to 1.90%	317,750	15.01 to 14.22	4,598,220	2.24%	28.89% to 27.02%
2012	1.15% to 1.90%	17,631	11.43 to 11.20	198,613	1.07%	14.81% to 13.94%
2011	1.15% to 1.90%	36,757	9.95 to 9.83	362,885	1.86%	-7.45% to -8.15%
2010	1.25% to 1.80%	58,478	10.75 to 14.56	635,621	0.00%	7.47% to 7.11%	****
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2014	0.45% to 2.50%	1,645,659	13.55 to 12.30	21,415,970	3.86%	3.83% to 1.69%
2013	0.45% to 2.30%	621,011	13.05 to 12.19	7,851,324	2.42%	14.14% to 12.02%
2012	0.45% to 2.15%	217,237	11.44 to 10.92	2,507,709	1.54%	10.56% to 8.67%
2011	0.45% to 2.50%	189,389	10.34 to 9.99	2,014,980	2.14%	-1.79% to -3.81%
2010	1.15% to 1.90%	95,478	10.48 to 10.43	1,026,304	0.48%	4.82% to 4.30%	****
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2014	0.45% to 2.55%	1,031,275	14.57 to 13.19	14,226,928	3.11%	4.23% to 2.03%
2013	0.45% to 2.50%	561,382	13.98 to 12.95	7,534,357	2.22%	20.70% to 18.22%
2012	1.15% to 2.20%	225,897	11.37 to 11.05	2,548,266	1.34%	12.33% to 11.14%
2011	0.85% to 2.20%	168,205	10.17 to 9.94	1,712,225	2.10%	-4.27% to -5.57%
2010	1.15% to 2.00%	111,776	10.60 to 10.54	1,204,642	0.70%	6.01% to 5.41%	****
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2014	0.45% to 2.30%	1,390,229	12.01 to 11.01	15,754,070	3.01%	2.87% to 0.96%
2013	0.45% to 2.30%	449,995	11.68 to 10.90	5,058,961	1.60%	4.46% to 2.52%
2012	0.45% to 2.30%	685,218	11.18 to 10.63	7,479,943	1.84%	7.01% to 5.02%
2011	0.45% to 2.30%	547,754	10.44 to 10.12	5,667,245	2.69%	0.96% to -0.92%
2010	0.65% to 2.50%	496,507	10.33 to 10.20	5,160,936	0.61%	3.32% to 2.04%	****
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2014	0.45% to 2.50%	2,108,083	14.05 to 12.75	28,147,988	2.54%	4.10% to 1.96%
2013	0.45% to 2.50%	1,910,678	13.50 to 12.51	24,832,669	2.68%	17.27% to 14.86%
2012	0.45% to 2.50%	311,040	11.51 to 10.89	3,517,624	1.20%	11.86% to 9.55%
2011	0.45% to 2.50%	354,699	10.29 to 9.94	3,630,782	2.31%	-2.77% to -4.77%
2010	0.65% to 2.20%	284,817	10.57 to 10.46	3,007,048	0.36%	5.71% to 4.61%	****
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2014	0.45% to 2.50%	290,550	14.94 to 13.56	4,143,500	1.78%	4.09% to 1.95%
2013	0.45% to 2.50%	1,121,366	14.35 to 13.30	15,511,195	2.68%	23.72% to 21.17%
2012	0.45% to 2.10%	133,371	11.60 to 11.10	1,511,711	1.14%	14.07% to 12.17%
2011	0.45% to 2.10%	167,695	10.17 to 9.89	1,680,122	2.22%	-5.10% to -6.67%
2010	1.15% to 2.20%	124,800	10.67 to 10.59	1,329,516	0.15%	6.67% to 5.92%	****
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2014	0.45% to 2.85%	1,262,452	13.06 to 11.66	15,623,836	3.95%	3.61% to 1.12%
2013	0.45% to 2.85%	508,881	12.61 to 11.53	6,182,259	2.43%	10.74% to 8.07%
2012	0.45% to 2.85%	222,877	11.39 to 10.67	2,488,745	1.89%	9.55% to 6.90%
2011	0.45% to 2.85%	135,890	10.39 to 9.98	1,391,413	2.48%	-0.72% to -3.11%
2010	1.15% to 2.35%	111,604	10.42 to 10.34	1,181,778	0.82%	4.20% to 3.36%	****
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2014	0.45% to 2.45%	1,143,294	11.20 to 10.40	12,303,527	3.39%	4.41% to 2.31%
2013	0.45% to 2.45%	291,655	10.73 to 10.17	3,046,972	1.19%	-2.49% to -4.45%
2012	0.45% to 2.45%	635,977	11.01 to 10.64	6,868,065	2.23%	6.63% to 4.49%
2011	0.45% to 2.35%	239,858	10.32 to 10.19	2,459,167	1.63%	3.20% to 1.89%	****
NVIT Nationwide Fund - Class I (TRF)
2014	0.45% to 2.30%	293,951	10.96 to 10.82	3,208,499	0.87%	9.56% to 8.16%	****
NVIT Government Bond Fund - Class I (GBF)
2014	0.45% to 2.50%	651,310	10.23 to 10.08	6,606,686	1.06%	2.26% to 0.81%	****
American Century NVIT Growth Fund - Class II (CAF2)
2014	0.45% to 2.50%	98,599	13.13 to 12.69	1,272,551	0.92%	10.54% to 8.27%
2013	0.45% to 1.65%	7,357	11.88 to 11.79	86,833	1.24%	18.82% to 17.86%	****
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2014	0.45% to 2.50%	628,850	10.41 to 10.27	6,502,909	1.48%	4.14% to 2.67%	****
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2014	0.45% to 2.30%	199,407	10.32 to 10.19	2,044,443	1.75%	3.17% to 1.85%	****
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2014	0.45% to 2.50%	411,780	10.39 to 10.25	4,252,319	2.93%	3.94% to 2.47%	****
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2014	0.45% to 2.50%	978,369	10.22 to 10.08	9,933,726	1.56%	2.21% to 0.76%	****
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2014	0.45% to 2.50%	1,768,302	10.38 to 10.23	18,278,859	1.53%	3.82% to 2.35%	****
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2014	0.45% to 2.50%	719,794	10.39 to 10.24	7,430,132	1.48%	3.85% to 2.38%	****
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2014	0.45% to 2.50%	944,676	10.31 to 10.17	9,682,645	1.48%	3.12% to 1.66%	****
NVIT Money Market Fund - Class I (SAM)
2014	1.30%	11,504	9.41	108,219	0.00%	-1.30%
2013	1.30%	7,408	9.53	70,606	0.00%	-1.30%
2012	1.30%	8,730	9.66	84,301	0.00%	-1.30%
2011	1.30%	2,844	9.78	27,826	0.00%	-1.30%
2010	1.30%	2,848	9.91	28,231	0.00%	-0.87%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2014	0.45% to 2.45%	224,523	$13.74 to $ 12.50	$2,944,411	2.27%	-1.80% to -3.77%
2013	0.45% to 2.45%	224,855	13.99 to 12.99	3,097,568	0.87%	20.53% to 18.11%
2012	0.45% to 2.45%	146,827	11.61 to 10.99	1,708,592	0.37%	15.00% to 12.68%
2011	0.45% to 2.10%	134,318	10.09 to 9.82	1,387,046	1.12%	-10.03% to -11.52%
2010	0.45% to 2.00%	117,515	11.22 to 15.12	1,328,684	1.28%	12.16% to 11.04%	****
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2014	0.45% to 2.45%	405,939	9.06 to 8.94	3,655,246	1.72%	-9.37% to -10.62%	****
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2014	0.45% to 2.50%	268,848	17.71 to 16.07	4,501,661	0.33%	9.65% to 7.39%
2013	0.45% to 2.15%	153,389	16.15 to 15.16	2,403,821	0.68%	33.81% to 31.53%
2012	0.45% to 2.20%	103,904	12.07 to 11.51	1,216,799	0.30%	15.62% to 13.58%
2011	0.45% to 2.20%	47,841	10.44 to 10.14	492,097	0.00%	-3.67% to -5.36%
2010	0.45% to 2.20%	11,035	10.84 to 10.71	124,890	0.00%	8.36% to 7.09%	****
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2014	0.45% to 2.45%	358,216	16.68 to 15.17	5,667,146	1.29%	9.75% to 7.54%
2013	0.45% to 2.45%	177,261	15.20 to 14.11	2,590,277	1.44%	34.42% to 31.72%
2012	0.45% to 2.15%	85,985	11.30 to 10.80	950,777	1.62%	17.06% to 15.06%
2011	0.45% to 2.10%	45,504	9.66 to 9.39	435,609	1.01%	-6.51% to -8.06%
2010	0.45% to 2.05%	26,704	10.33 to 14.35	294,080	0.72%	3.30% to 2.23%	****
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2014	1.15% to 1.60%	11,097	23.45 to 22.85	257,049	0.00%	2.84% to 2.37%
2013	1.15% to 1.60%	13,265	22.81 to 22.32	299,534	0.00%	37.35% to 36.72%
2012	1.15% to 1.60%	18,910	16.60 to 16.33	311,905	0.00%	13.58% to 13.06%
2011	1.15% to 1.60%	24,039	14.62 to 14.44	349,691	0.00%	-5.33% to -5.76%
2010	1.15% to 1.80%	40,034	15.44 to 9.63	615,744	0.00%	25.36% to 24.65%
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2014	0.45% to 2.45%	267,498	17.47 to 15.89	4,434,759	0.00%	3.25% to 1.18%
2013	0.45% to 2.45%	155,713	16.92 to 15.71	2,538,327	0.00%	37.98% to 35.21%
2012	0.45% to 2.35%	142,567	12.26 to 11.65	1,701,976	0.00%	14.13% to 11.94%
2011	0.45% to 2.10%	148,078	10.75 to 10.45	1,602,759	0.00%	-4.88% to -6.45%
2010	0.45% to 2.10%	114,607	11.30 to 11.17	1,316,242	0.00%	12.97% to 11.72%	****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2014	0.45% to 2.45%	475,679	19.22 to 17.49	8,764,471	1.61%	16.49% to 14.15%
2013	0.45% to 2.45%	314,354	16.50 to 15.32	5,049,077	1.23%	35.07% to 32.36%
2012	0.45% to 2.10%	117,223	12.22 to 11.69	1,397,941	1.58%	15.82% to 13.90%
2011	0.45% to 2.10%	57,643	10.55 to 10.26	605,470	0.97%	-2.76% to -4.37%
2010	0.45% to 1.80%	17,489	10.85 to 15.14	194,278	1.20%	8.48% to 7.55%	****
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2014	0.45% to 2.45%	223,672	11.11 to 10.95	2,464,685	0.00%	11.06% to 9.53%	****
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2014	0.45% to 2.45%	462,116	10.81 to 10.66	4,969,036	0.27%	8.10% to 6.61%	****
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2014	0.45% to 2.10%	320,570	10.49 to 10.37	3,353,751	0.18%	4.88% to 3.69%	****
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2014	0.45% to 2.45%	372,253	9.96 to 9.63	3,639,274	4.05%	3.42% to 1.34%
2013	0.45% to 1.95%	46,071	9.63 to 9.54	440,814	2.70%	-3.66% to -4.63%	****
NVIT Short Term Bond Fund - Class II (NVSTB2)
2014	0.45% to 2.45%	1,017,668	10.29 to 9.55	10,060,290	1.05%	0.04% to -1.97%
2013	0.45% to 2.45%	670,646	10.28 to 9.74	6,714,747	1.29%	-0.35% to -2.35%
2012	0.45% to 2.45%	648,630	10.32 to 9.98	6,575,235	1.70%	3.06% to 0.98%
2011	0.45% to 2.10%	443,708	10.01 to 9.90	4,420,514	1.17%	0.13% to -0.98%	****
NVIT Real Estate Fund - Class II (NVRE2)
2014	0.45% to 2.50%	380,236	12.00 to 11.59	4,493,910	5.13%	28.03% to 25.39%
2013	1.15% to 1.90%	15,642	9.33 to 9.28	145,645	1.99%	-6.70% to -7.17%	****
NVIT Money Market Fund - Class II (NVMM2)
2014	0.45% to 2.50%	22,120,520	9.77 to 8.80	206,063,496	0.00%	-0.45% to -2.50%
2013	0.45% to 2.55%	15,784,398	9.82 to 9.01	148,787,115	0.00%	-0.45% to -2.55%
2012	0.45% to 2.55%	20,569,054	9.86 to 9.24	196,942,746	0.00%	-0.45% to -2.56%
2011	0.45% to 2.55%	24,210,354	9.91 to 9.48	235,051,949	0.00%	-0.45% to -2.54%
2010	0.45% to 2.85%	22,180,368	9.95 to 9.70	218,477,190	0.00%	-0.45% to -2.85%
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
2014	0.45% to 2.15%	520,306	11.80 to 11.41	6,027,930	1.55%	1.40% to -0.33%
2013	0.45% to 2.15%	239,471	11.64 to 11.45	2,763,519	1.23%	16.42% to 14.51%	****
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
2014	0.45% to 2.30%	136,378	12.23 to 11.79	1,632,666	1.44%	2.66% to 0.76%
2013	0.45% to 2.30%	69,366	11.91 to 11.70	817,539	0.00%	19.10% to 16.97%	****
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
2014	1.15% to 1.90%	56,671	10.34 to 10.25	583,458	3.29%	-0.15% to -0.91%
2013	1.35%	584	10.35	6,046	1.03%	3.53%	****
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2014	1.25% to 2.35%	94,519	10.38 to 10.25	976,833	4.59%	0.98% to -0.14%
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2014	1.25% to 1.90%	49,734	10.37 to 10.30	513,588	3.45%	0.46% to -0.20%
2013	1.35%	472	10.32	4,873	1.54%	3.25%	****
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2014	1.25% to 2.10%	31,338	10.38 to 10.28	324,369	4.01%	1.18% to 0.30%
2013	1.35%	1,163	10.26	11,932	1.56%	2.60%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
7Twelve Balanced Portfolio (NO7TB)
2014	0.65% to 2.45%	189,690	$10.05 to $ 9.84	$1,885,803	0.41%	-0.94% to -2.74%
Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)
2014	0.45% to 2.50%	352,793	10.72 to 10.16	3,664,471	0.00%	7.06% to 4.85%
2013	0.45% to 2.50%	253,002	10.01 to 9.69	2,486,015	0.00%	3.45% to 1.32%
2012	0.45% to 1.90%	130,290	9.68 to 9.60	1,251,899	0.00%	-3.24% to -4.03%	****
Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)
2014	0.45% to 2.50%	1,016,921	10.53 to 9.98	10,392,864	3.05%	-1.52% to -3.55%
2013	0.45% to 2.50%	1,343,033	10.69 to 10.35	14,102,480	1.15%	4.13% to 1.99%
2012	0.45% to 2.35%	2,580,347	10.26 to 10.16	26,301,442	0.00%	2.65% to 1.56%	****
BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)
2014	0.45% to 2.35%	1,627,839	9.81 to 9.50	15,673,245	0.63%	0.95% to -0.98%
2013	0.45% to 2.10%	1,102,338	9.72 to 9.61	10,653,275	0.00%	-2.79% to -3.87%	****
Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class (PMUBA)
2014	0.45% to 2.20%	374,575	10.19 to 9.99	3,767,064	1.18%	2.48% to 0.68%
2013	1.15% to 1.60%	27,734	9.93	275,464	0.03%	-0.65% to -0.72%	****
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
2014	0.45% to 2.15%	153,152	12.73 to 11.95	1,884,398	1.93%	6.63% to 4.81%
2013	0.45% to 2.15%	107,843	11.93 to 11.40	1,257,501	2.48%	15.75% to 13.77%
2012	0.45% to 2.15%	277,177	10.31 to 10.02	2,797,736	1.06%	12.86% to 10.93%
2011	1.15% to 1.60%	6,071	9.09 to 9.07	55,121	0.00%	-9.07% to -9.35%	****
VP Income & Growth Fund - Class III (ACVIG3)
2014	0.45% to 2.50%	660,331	18.51 to 14.44	12,814,948	2.01%	12.00% to 9.69%
2013	0.45% to 2.45%	310,052	16.53 to 13.22	5,487,546	2.29%	35.21% to 32.50%
2012	0.45% to 2.45%	296,635	12.22 to 9.98	3,949,391	2.03%	14.23% to 11.93%
2011	0.45% to 1.90%	357,418	10.70 to 11.21	4,212,861	1.53%	2.65% to 1.16%
2010	1.15% to 2.05%	383,684	11.84 to 10.94	4,454,959	1.56%	12.83% to 11.89%
VP Inflation Protection Fund - Class II (ACVIP2)
2014	0.45% to 2.50%	1,010,075	10.72 to 9.93	10,389,097	1.45%	2.83% to 0.72%
2013	0.45% to 2.50%	642,753	10.42 to 9.86	6,514,580	1.62%	-8.89% to -10.77%
2012	0.45% to 2.50%	854,035	11.44 to 11.05	9,618,190	2.50%	6.90% to 4.69%
2011	0.45% to 2.50%	588,753	10.70 to 10.55	6,269,731	2.21%	7.00% to 5.53%	****
VP Ultra(R) Fund - Class III (ACVU3)
2014	1.15% to 1.60%	57,799	18.18 to 17.16	1,043,856	0.42%	8.74% to 8.25%
2013	1.15% to 1.60%	25,186	16.72 to 15.85	414,407	0.53%	35.44% to 34.83%
2012	1.15% to 1.80%	27,728	12.35 to 11.51	336,263	0.00%	12.63% to 11.93%
2011	1.15% to 1.80%	41,872	10.96 to 10.28	448,164	0.00%	-0.09% to -0.68%
2010	1.15% to 2.05%	76,358	10.97 to 10.13	819,374	0.54%	14.77% to 13.83%
VP Value Fund - Class III (ACVV3)
2014	0.45% to 2.50%	767,059	17.75 to 15.03	16,521,671	1.44%	12.57% to 10.25%
2013	0.45% to 2.50%	525,812	15.77 to 13.63	10,132,795	1.71%	31.13% to 28.44%
2012	0.45% to 2.45%	392,383	12.02 to 10.65	5,793,902	1.93%	14.06% to 11.76%
2011	0.45% to 2.10%	433,733	10.54 to 13.71	5,771,459	1.99%	0.56% to -1.10%
2010	1.15% to 2.05%	569,497	13.68 to 12.65	7,598,957	2.36%	12.12% to 11.19%
Mid Cap Stock Portfolio - Service Shares (DVMCSS)
2014	1.15% to 2.50%	107,020	10.90 to 10.80	1,163,467	0.00%	9.01% to 8.01%	****
Quality Bond Fund II - Primary Shares (FQB)
2014	1.30%	301	17.41	5,241	3.71%	2.44%
2013	1.30%	301	17.00	5,116	4.17%	-0.28%
2012	1.30%	302	17.05	5,148	4.02%	8.29%
2011	1.30%	303	15.74	4,769	5.10%	0.95%
2010	1.30%	303	15.59	4,725	0.00%	7.09%
VIP Asset Manager Portfolio - Service Class 2 (FAM2)
2014	0.45% to 2.45%	155,125	12.33 to 11.45	1,844,933	1.27%	5.06% to 2.95%
2013	0.45% to 2.45%	167,158	11.74 to 11.12	1,912,478	1.54%	14.82% to 12.51%
2012	0.45% to 2.10%	135,649	10.22 to 9.94	1,370,416	1.63%	11.73% to 9.87%
2011	0.45% to 2.45%	83,003	9.15 to 9.03	754,254	5.85%	-8.51% to -9.74%	****
VIP Contrafund(R) Portfolio - Service - Class 2R (FC2R)
2014	0.95% to 1.60%	336,677	24.66 to 23.96	8,331,456	0.69%	10.18% to 9.88%
2013	0.95% to 1.60%	386,322	22.38 to 21.80	8,675,282	0.85%	29.17% to 28.81%
2012	1.15% to 2.00%	408,007	17.77 to 16.24	7,084,390	1.04%	14.81% to 14.03%
2011	1.15% to 1.80%	497,387	15.48 to 14.54	7,539,529	0.67%	-3.90% to -4.48%
2010	1.15% to 2.05%	651,814	16.11 to 14.89	10,272,180	0.89%	15.60% to 14.65%
VIP Equity-Income Portfolio - Service Class 2 R (FEI2R)
2014	0.45% to 2.50%	785,259	16.63 to 13.02	13,829,493	3.05%	7.96% to 5.74%
2013	0.45% to 2.45%	635,670	15.41 to 12.37	10,469,708	2.96%	27.22% to 24.66%
2012	0.45% to 2.45%	380,812	12.11 to 9.92	5,004,941	3.16%	16.53% to 14.18%
2011	0.45% to 2.45%	321,625	10.39 to 8.69	3,695,392	1.83%	0.25% to -1.76%
2010	1.15% to 2.05%	437,403	11.83 to 10.92	5,056,213	1.47%	13.58% to 12.65%
VIP Growth Portfolio - Service Class 2 R (FG2R)
2014	0.45% to 2.50%	2,163,708	19.04 to 15.19	38,138,026	0.24%	10.54% to 8.27%
2013	0.45% to 2.45%	1,062,979	17.23 to 14.09	17,083,564	0.33%	35.36% to 32.64%
2012	0.45% to 2.45%	434,393	12.73 to 10.62	5,233,229	0.41%	13.89% to 11.60%
2011	0.45% to 2.45%	475,936	11.17 to 9.52	5,091,681	0.11%	-0.47% to -2.47%
2010	0.45% to 2.05%	518,503	11.23 to 10.19	5,606,178	0.10%	12.26% to 21.44%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP High Income Portfolio - Service Class 2R (FHI2R)
2014	0.45% to 2.50%	333,474	$11.27 to $ 10.66	$3,658,266	3.60%	0.45% to -1.62%
2013	0.45% to 2.50%	290,706	11.21 to 10.83	3,211,341	5.89%	5.39% to 3.22%
2012	0.45% to 1.95%	243,175	10.64 to 10.53	2,585,872	9.19%	6.41% to 5.34%	****
Franklin Income Securities Fund - Class 2 (FTVIS2)
2014	0.45% to 2.50%	1,200,924	11.05 to 10.68	13,052,206	5.42%	4.15% to 2.00%
2013	0.45% to 2.50%	248,403	10.61 to 10.47	2,616,861	0.71%	6.13% to 4.67%	****
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
2014	0.45% to 2.45%	336,122	12.09 to 11.69	3,991,939	2.36%	5.23% to 3.12%
2013	0.45% to 2.45%	390,390	11.49 to 11.34	4,461,802	0.63%	14.93% to 13.38%	****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2014	0.45% to 2.45%	435,151	14.88 to 13.53	6,223,331	2.81%	2.39% to 0.33%
2013	0.45% to 2.45%	444,351	14.53 to 13.49	6,273,995	9.76%	23.21% to 20.74%
2012	0.45% to 2.45%	288,602	11.79 to 11.17	3,369,370	2.27%	14.81% to 12.50%
2011	0.45% to 2.45%	194,719	10.27 to 9.93	2,015,502	0.02%	-1.98% to -3.95%
2010	0.65% to 2.05%	143,063	10.46 to 13.86	1,533,077	2.88%	4.65% to 3.71%	****
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)
2014	1.30%	142,858	14.12	2,016,515	1.72%	10.26%
2013	1.30%	167,040	12.80	2,138,524	1.60%	30.65%
2012	1.30%	196,403	9.80	1,924,572	2.18%	14.99%
2011	1.30%	226,716	8.52	1,932,058	2.20%	3.59%
2010	1.30%	238,143	8.23	1,959,085	3.00%	8.04%
Western Asset Variable Global High Yield Bond Portfolio - Class II (LPWHY2)
2014	0.45% to 2.20%	189,589	9.88 to 9.59	1,836,652	1.34%	-1.95% to -3.68%
2013	0.45% to 2.15%	1,421,771	10.08 to 9.96	14,237,535	7.51%	0.75% to -0.40%	****
Global Securities Fund/VA - Service Class (OVGSS)
2014	0.45% to 2.50%	241,225	11.68 to 11.28	2,774,030	0.81%	1.60% to -0.50%
2013	0.45% to 2.15%	120,749	11.50 to 11.36	1,381,183	0.01%	14.95% to 13.64%	****
All Asset Portfolio - Advisor Class (PMVAAD)
2014	0.45% to 2.45%	1,048,624	10.92 to 10.14	10,988,167	5.10%	0.00% to -2.01%
2013	0.45% to 2.45%	1,033,371	10.92 to 10.35	10,955,429	4.34%	-0.34% to -2.34%
2012	0.45% to 2.45%	1,116,827	10.96 to 10.60	12,010,027	5.62%	14.29% to 11.99%
2011	0.45% to 2.50%	405,198	9.59 to 9.46	3,862,027	6.91%	-4.10% to -5.42%	****
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2014	0.45% to 2.15%	188,653	11.50 to 10.61	2,061,161	2.05%	-0.15% to -1.86%
2013	0.45% to 2.45%	172,093	11.52 to 10.69	1,916,166	1.68%	-6.99% to -8.86%
2012	0.45% to 2.50%	194,743	12.39 to 11.72	2,366,621	5.86%	4.76% to 2.59%
2011	0.45% to 2.50%	517,027	11.82 to 11.42	6,071,567	1.90%	7.93% to 5.71%
2010	0.45% to 2.50%	198,651	10.95 to 10.80	2,185,251	0.85%	9.54% to 8.02%	****
Low Duration Portfolio - Advisor Class (PMVLAD)
2014	0.45% to 2.50%	1,393,573	10.36 to 9.60	13,853,449	1.04%	0.29% to -1.77%
2013	0.45% to 2.50%	1,403,301	10.33 to 9.77	14,080,239	1.36%	-0.68% to -2.73%
2012	0.45% to 2.50%	1,391,273	10.40 to 10.05	14,200,810	1.77%	5.27% to 3.10%
2011	0.45% to 2.50%	580,305	9.88 to 9.74	5,691,327	0.99%	-1.19% to -2.56%	****
Total Return Portfolio - Advisor Class (PMVTRD)
2014	0.45% to 2.45%	1,414,783	11.09 to 10.29	15,071,151	1.97%	3.70% to 1.62%
2013	0.45% to 2.45%	1,920,626	10.69 to 10.13	19,950,741	2.02%	-2.49% to -4.45%
2012	0.45% to 2.50%	3,032,974	10.97 to 10.59	32,658,037	2.46%	9.01% to 6.76%
2011	0.45% to 2.45%	987,316	10.06 to 9.93	9,871,103	1.72%	0.61% to -0.73%	****
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
2014	0.45% to 2.50%	207,140	8.17 to 7.41	1,610,927	0.28%	-18.99% to -20.66%
2013	0.45% to 2.50%	185,582	10.08 to 9.34	1,798,964	1.66%	-15.10% to -16.85%
2012	0.45% to 2.40%	198,165	11.87 to 11.26	2,296,512	2.48%	4.65% to 2.60%
2011	0.45% to 2.45%	307,254	11.34 to 10.97	3,436,177	13.87%	-7.96% to -9.80%
2010	0.45% to 2.15%	368,568	12.32 to 12.18	4,517,473	9.10%	23.24% to 21.85%	****
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
2014	0.45% to 2.45%	355,130	12.34 to 11.23	4,181,911	5.30%	0.95% to -1.08%
2013	0.45% to 2.15%	330,217	12.23 to 11.48	3,895,080	4.76%	-7.46% to -9.04%
2012	0.45% to 2.50%	1,109,109	13.21 to 12.50	14,300,058	4.82%	17.24% to 14.82%
2011	0.45% to 2.50%	674,109	11.27 to 10.89	7,483,514	5.14%	5.73% to 3.56%
2010	0.45% to 2.50%	574,766	10.66 to 10.51	6,093,650	2.92%	6.61% to 5.15%	****
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)
2014	0.45% to 2.50%	618,483	11.53 to 10.47	6,776,960	2.38%	1.70% to -0.40%
2013	0.45% to 2.50%	479,981	11.34 to 10.51	5,237,413	0.92%	-8.98% to -10.85%
2012	0.45% to 2.45%	421,386	12.46 to 11.80	5,124,656	1.59%	6.38% to 4.24%
2011	0.45% to 2.15%	639,277	11.71 to 11.38	7,377,536	2.44%	6.97% to 5.15%
2010	0.45% to 2.35%	486,960	10.95 to 10.81	5,303,849	1.64%	9.49% to 8.10%	****
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
2014	0.45% to 2.50%	1,105,129	13.45 to 12.20	14,193,525	5.36%	2.77% to 0.65%
2013	0.45% to 2.50%	3,173,122	13.09 to 12.13	40,136,238	5.31%	5.15% to 2.99%
2012	0.45% to 2.45%	4,473,575	12.44 to 11.79	54,386,699	5.59%	13.68% to 11.39%
2011	0.45% to 2.35%	5,040,280	10.95 to 10.60	54,199,063	5.80%	2.77% to 0.81%
2010	0.45% to 2.50%	1,107,488	10.65 to 10.51	11,718,095	4.30%	6.52% to 5.06%	****
Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)
2014	0.45% to 2.10%	77,131	8.05 to 7.45	594,884	0.19%	-13.19% to -14.63%
2013	0.45% to 2.10%	156,684	9.27 to 8.72	1,396,179	0.82%	-2.63% to -4.25%
2012	0.45% to 2.10%	173,846	9.52 to 9.11	1,615,679	0.23%	11.16% to 9.31%
2011	0.45% to 2.10%	415,420	8.57 to 8.33	3,503,665	0.00%	-23.96% to -25.22%
2010	0.45% to 2.45%	611,121	11.27 to 11.12	6,839,923	0.05%	12.67% to 11.17%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Pioneer High Yield VCT Portfolio - Class II Shares (PIHYB2)
2014	0.95% to 2.10%	45,927	$21.28 to $ 12.49	$619,568	4.49%	-1.66% to -2.39%
2013	0.95% to 2.10%	59,331	21.64 to 12.80	807,700	5.09%	10.30% to 9.46%
2012	1.15% to 2.45%	193,894	12.00 to 11.58	2,340,894	5.23%	14.36% to 12.85%
2011	0.45% to 2.45%	519,408	10.62 to 10.26	5,496,550	4.99%	-2.47% to -4.42%
2010	0.45% to 2.45%	286,132	10.89 to 17.46	3,267,038	3.01%	8.85% to 7.44%	****
VP UltraShort NASDAQ-100 (PROUSN)
2014	1.15% to 2.15%	473,189	1.17 to 1.12	535,542	0.00%	-36.49% to -37.14%
2013	0.65% to 2.15%	238,140	1.88 to 1.78	427,662	0.00%	-48.97% to -49.74%
2012	1.15% to 2.45%	280,253	3.64 to 3.51	1,000,554	0.00%	-35.97% to -36.82%
2011	1.15% to 2.15%	99,013	5.68 to 5.59	554,202	0.00%	-23.07% to -23.85%
2010	1.15% to 2.15%	9,963	7.39 to 7.34	73,269	0.00%	-26.11% to -26.61%	****
VP Access High Yield Fund (PROAHY)
2014	0.45% to 2.45%	536,044	14.20 to 12.92	7,265,745	6.11%	1.88% to -0.17%
2013	0.45% to 2.45%	6,759,648	13.94 to 12.94	91,050,949	2.72%	9.52% to 7.32%
2012	0.45% to 2.45%	5,021,067	12.72 to 12.06	62,207,797	4.74%	13.61% to 11.32%
2011	0.45% to 2.15%	346,045	11.20 to 10.88	3,817,266	1.25%	2.28% to 0.54%
2010	0.45% to 2.45%	556,884	10.95 to 10.80	6,055,548	2.29%	9.50% to 8.04%	****
VP Asia 30 (PROA30)
2014	0.45% to 2.45%	139,150	10.48 to 9.53	1,382,202	0.08%	-2.01% to -3.98%
2013	0.45% to 2.45%	264,312	10.69 to 9.93	2,720,895	0.03%	14.45% to 12.16%
2012	0.65% to 2.15%	276,877	9.29 to 8.92	2,518,717	0.00%	14.73% to 12.99%
2011	0.45% to 2.00%	172,456	8.13 to 7.92	1,378,726	0.03%	-27.32% to -28.46%
2010	0.45% to 2.30%	480,729	11.18 to 11.05	5,338,907	0.00%	11.83% to 10.45%	****
VP Banks (PROBNK)
2014	1.15% to 2.45%	85,417	14.18 to 13.50	1,188,941	0.10%	9.11% to 7.67%
2013	0.45% to 2.15%	126,901	13.24 to 12.64	1,633,420	0.28%	32.85% to 30.59%
2012	1.15% to 2.15%	155,165	9.85 to 9.68	1,516,565	0.00%	31.87% to 30.53%
2011	1.15% to 1.65%	20,324	7.47 to 7.44	151,367	0.00%	-25.31% to -25.57%	****
VP Basic Materials (PROBM)
2014	1.15% to 2.15%	202,526	9.75 to 9.39	1,933,798	0.99%	0.52% to -0.50%
2013	0.45% to 2.20%	262,357	9.89 to 9.43	2,519,862	0.83%	17.90% to 15.83%
2012	1.15% to 2.15%	208,000	8.29 to 8.15	1,709,693	0.20%	7.24% to 6.15%
2011	1.15% to 2.10%	51,733	7.73 to 7.68	398,830	0.00%	-22.73% to -23.22%	****
VP Bear (PROBR)
2014	0.65% to 2.35%	375,099	4.20 to 3.88	1,502,426	0.00%	-14.81% to -16.26%
2013	0.45% to 2.35%	327,711	4.97 to 4.63	1,562,595	0.00%	-26.88% to -28.28%
2012	0.45% to 2.35%	149,740	6.80 to 6.46	992,882	0.00%	-16.97% to -18.56%
2011	0.45% to 2.35%	235,554	8.19 to 7.93	1,913,731	0.00%	-9.29% to -11.02%
2010	0.45% to 2.10%	373,984	9.03 to 8.93	3,355,405	0.00%	-9.74% to -10.73%	****
VP Biotechnology (PROBIO)
2014	0.45% to 2.50%	449,535	28.53 to 26.44	12,338,212	0.00%	29.14% to 26.49%
2013	0.45% to 2.45%	330,278	22.09 to 20.93	7,081,443	0.00%	67.66% to 64.30%
2012	0.45% to 2.15%	473,197	13.18 to 12.80	6,141,389	0.00%	40.07% to 37.68%
2011	0.45% to 2.10%	13,260	9.41 to 9.30	123,904	0.00%	-5.93% to -6.97%	****
VP Bull (PROBL)
2014	0.45% to 2.50%	2,442,600	16.87 to 15.31	39,528,358	0.00%	10.97% to 8.68%
2013	0.45% to 2.50%	711,453	15.21 to 14.09	10,433,701	0.00%	29.17% to 26.51%
2012	0.45% to 2.45%	1,418,158	11.77 to 11.15	16,287,866	0.00%	13.38% to 11.09%
2011	0.45% to 2.45%	755,218	10.38 to 10.04	7,677,092	0.00%	-0.45% to -2.44%
2010	0.65% to 2.45%	380,000	10.42 to 10.29	3,931,347	0.00%	4.16% to 2.91%	****
VP Consumer Goods (PROCG)
2014	0.45% to 2.45%	620,053	15.40 to 14.29	9,185,663	0.90%	9.73% to 7.53%
2013	0.45% to 2.15%	102,777	14.03 to 13.40	1,401,184	0.86%	27.87% to 25.69%
2012	0.45% to 2.45%	68,405	10.97 to 10.61	737,174	1.31%	10.36% to 8.14%
2011	0.45% to 1.90%	25,237	9.94 to 9.85	249,257	0.00%	-0.57% to -1.53%	****
VP Consumer Services (PROCS)
2014	0.45% to 2.45%	588,414	18.36 to 17.05	10,408,997	0.00%	11.95% to 9.71%
2013	0.45% to 2.15%	320,513	16.40 to 15.67	5,108,147	0.17%	39.24% to 36.86%
2012	0.85% to 2.40%	94,015	11.70 to 11.40	1,087,057	0.00%	21.06% to 19.16%
2011	0.45% to 2.35%	56,622	9.69 to 9.57	544,622	0.00%	-3.08% to -4.31%	****
VP Emerging Markets (PROEM)
2014	0.45% to 2.45%	373,572	8.41 to 7.65	2,987,574	0.21%	-3.85% to -5.79%
2013	0.45% to 2.45%	425,737	8.75 to 8.12	3,580,510	0.38%	-6.84% to -8.72%
2012	0.45% to 2.45%	576,322	9.39 to 8.90	5,280,262	0.99%	6.09% to 3.95%
2011	0.45% to 2.10%	368,467	8.85 to 8.61	3,210,925	0.00%	-20.06% to -21.39%
2010	0.45% to 2.15%	620,286	11.08 to 10.95	6,824,975	0.00%	10.76% to 9.50%	****
VP Europe 30 (PROE30)
2014	0.45% to 2.45%	271,242	12.36 to 11.24	3,183,952	1.22%	-9.06% to -10.89%
2013	0.45% to 2.45%	314,135	13.59 to 12.61	4,079,277	0.46%	21.09% to 18.66%
2012	0.45% to 2.35%	185,175	11.22 to 10.66	2,032,880	1.09%	16.07% to 13.85%
2011	1.15% to 2.00%	17,266	9.55 to 9.42	163,319	0.61%	-9.93% to -10.68%
2010	0.65% to 2.00%	12,935	10.64 to 10.55	136,766	1.01%	6.44% to 5.47%	****
VP Financials (PROFIN)
2014	0.45% to 2.45%	237,817	15.27 to 14.18	3,480,598	0.10%	12.41% to 10.15%
2013	1.15% to 2.45%	135,152	13.33 to 12.87	1,777,733	0.34%	30.56% to 28.84%
2012	1.15% to 2.45%	64,514	10.21 to 9.99	652,782	0.22%	23.29% to 21.67%
2011	1.15% to 2.10%	19,538	8.28 to 8.23	161,225	0.00%	-17.17% to -17.70%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Health Care (PROHC)
2014	0.45% to 2.50%	727,943	$19.34 to $ 17.92	$13,490,662	0.05%	23.14% to 20.61%
2013	0.45% to 2.50%	407,435	15.70 to 14.86	6,211,685	0.33%	39.13% to 36.27%
2012	1.15% to 2.50%	113,070	11.15 to 10.90	1,251,835	0.33%	16.05% to 14.46%
2011	0.45% to 1.90%	54,929	9.66 to 9.56	526,815	0.00%	-3.43% to -4.37%	****
VP Industrials (PROIND)
2014	0.45% to 2.45%	251,139	14.64 to 13.59	3,536,581	0.17%	5.10% to 2.99%
2013	0.45% to 2.35%	532,485	13.93 to 13.23	7,200,812	0.30%	37.57% to 34.94%
2012	0.45% to 2.45%	196,512	10.12 to 9.79	1,948,860	0.33%	15.28% to 12.96%
2011	0.45% to 2.35%	96,626	8.78 to 8.67	841,929	0.00%	-12.18% to -13.30%	****
VP International (PROINT)
2014	0.45% to 2.10%	200,598	11.70 to 10.82	2,237,707	0.00%	-8.52% to -10.04%
2013	0.45% to 2.45%	383,339	12.79 to 11.87	4,695,778	0.00%	18.96% to 16.57%
2012	0.45% to 2.45%	320,958	10.75 to 10.19	3,347,319	0.00%	15.41% to 13.09%
2011	0.45% to 2.10%	262,523	9.32 to 9.06	2,404,795	0.00%	-14.72% to -16.14%
2010	0.65% to 2.15%	235,682	10.91 to 10.80	2,559,042	0.00%	9.09% to 8.00%	****
VP Internet (PRONET)
2014	0.45% to 2.45%	131,448	15.42 to 14.31	1,950,007	0.00%	0.67% to -1.36%
2013	0.45% to 2.45%	219,621	15.32 to 14.51	3,265,348	0.00%	51.03% to 48.00%
2012	1.15% to 2.15%	51,684	10.02 to 9.85	514,948	0.00%	18.38% to 17.18%
2011	0.85% to 2.10%	9,841	8.48 to 8.41	83,166	0.00%	-15.16% to -15.87%	****
VP Japan (PROJP)
2014	0.45% to 2.20%	134,742	13.51 to 12.44	1,732,082	0.00%	2.76% to 0.96%
2013	0.45% to 2.20%	303,478	13.15 to 12.32	3,830,548	0.00%	47.57% to 44.98%
2012	0.45% to 2.15%	152,930	8.91 to 8.51	1,317,530	0.00%	22.40% to 20.30%
2011	0.45% to 2.10%	34,406	7.28 to 7.08	246,466	0.00%	-18.91% to -20.25%
2010	1.15% to 2.00%	55,182	8.93 to 8.88	492,305	0.00%	-10.66% to -11.21%	****
VP NASDAQ-100 (PRON)
2014	0.45% to 2.45%	940,882	19.72 to 17.94	17,742,745	0.00%	16.48% to 14.14%
2013	0.45% to 2.45%	634,252	16.93 to 15.72	10,386,060	0.00%	33.67% to 30.99%
2012	0.45% to 2.45%	385,195	12.66 to 12.00	4,763,244	0.00%	15.71% to 13.38%
2011	0.45% to 2.45%	244,301	10.95 to 10.58	2,628,101	0.00%	1.00% to -1.03%
2010	1.15% to 2.45%	132,411	10.79 to 10.69	1,422,920	0.00%	7.87% to 6.92%	****
VP Oil & Gas (PROOG)
2014	0.45% to 2.50%	886,429	12.72 to 11.55	10,659,196	0.46%	-11.27% to -13.10%
2013	0.45% to 2.50%	290,843	14.34 to 13.29	4,009,939	0.46%	23.51% to 20.97%
2012	0.45% to 2.45%	311,471	11.61 to 11.00	3,516,237	0.09%	2.43% to 0.37%
2011	0.45% to 2.35%	291,332	11.33 to 10.98	3,242,585	0.18%	1.79% to -0.15%
2010	1.15% to 2.45%	539,567	11.08 to 10.99	5,964,352	0.00%	10.82% to 9.85%	****
VP Pharmaceuticals (PROPHR)
2014	0.45% to 2.45%	246,310	18.12 to 16.83	4,274,560	0.67%	18.82% to 16.44%
2013	0.45% to 2.45%	212,949	15.25 to 14.45	3,148,383	2.06%	31.03% to 28.40%
2012	0.45% to 2.45%	94,784	11.64 to 11.25	1,085,763	0.92%	11.35% to 9.11%
2011	0.45% to 2.35%	284,915	10.45 to 10.32	2,958,723	0.00%	4.54% to 3.22%	****
VP Precious Metals (PROPM)
2014	0.45% to 2.50%	608,583	3.32 to 3.07	1,943,549	0.00%	-24.21% to -25.77%
2013	0.45% to 2.50%	516,611	4.38 to 4.14	2,198,155	0.00%	-38.22% to -39.50%
2012	0.45% to 2.45%	410,943	7.09 to 6.85	2,862,803	0.00%	-14.93% to -16.65%
2011	0.45% to 2.30%	386,534	8.33 to 8.23	3,198,717	0.00%	-16.69% to -17.72%	****
VP Real Estate (PRORE)
2014	0.45% to 2.50%	510,356	13.49 to 12.50	6,623,469	1.77%	24.45% to 21.89%
2013	0.45% to 2.50%	186,742	10.84 to 10.26	1,968,101	1.11%	-0.36% to -2.41%
2012	0.45% to 2.50%	307,573	10.88 to 10.51	3,286,004	2.70%	16.64% to 14.24%
2011	0.45% to 2.50%	45,390	9.33 to 9.20	420,467	0.00%	-6.71% to -7.99%	****
VP Rising Rates Opportunity (PRORRO)
2014	0.45% to 2.20%	157,991	4.11 to 3.78	614,204	0.00%	-30.57% to -31.79%
2013	0.45% to 2.45%	406,251	5.92 to 5.49	2,315,767	0.00%	15.95% to 13.62%
2012	0.45% to 2.45%	174,521	5.10 to 4.84	864,364	0.00%	-7.35% to -9.22%
2011	1.15% to 2.10%	93,888	5.45 to 5.36	508,047	0.00%	-38.22% to -38.81%
2010	0.45% to 2.45%	285,625	8.86 to 8.74	2,515,908	0.00%	-11.44% to -12.63%	****
VP Semiconductor (PROSCN)
2014	0.45% to 2.45%	371,556	15.04 to 13.97	5,387,504	0.14%	33.92% to 31.24%
2013	0.45% to 2.15%	27,132	11.23 to 10.73	297,110	0.14%	32.87% to 30.61%
2012	0.45% to 1.65%	13,309	8.45 to 8.28	110,521	0.32%	-4.60% to -5.75%
2011	1.35% to 1.90%	14,743	8.81 to 8.78	129,655	0.00%	-11.91% to -12.24%	****
VP Short Emerging Markets (PROSEM)
2014	1.35% to 2.30%	6,375	7.35 to 7.03	46,252	0.00%	-4.24% to -5.16%
2013	0.45% to 2.30%	33,825	7.94 to 7.41	262,351	0.00%	-0.68% to -2.53%
2012	1.15% to 2.30%	63,269	7.84 to 7.60	491,393	0.00%	-14.05% to -15.05%
2011	1.15% to 2.45%	87,819	9.13 to 8.93	794,238	0.00%	9.39% to 7.96%
2010	1.15% to 2.10%	40,731	8.34 to 8.29	338,364	0.00%	-16.57% to -17.11%	****
VP Short International (PROSIN)
2014	1.15% to 2.30%	85,409	5.39 to 5.10	442,228	0.00%	1.62% to 0.44%
2013	0.45% to 2.30%	99,808	5.44 to 5.08	515,832	0.00%	-21.36% to -22.83%
2012	1.15% to 2.30%	58,276	6.79 to 6.58	390,351	0.00%	-21.08% to -22.00%
2011	1.15% to 2.50%	162,410	8.60 to 8.41	1,382,717	0.00%	0.63% to -0.73%
2010	1.15% to 2.10%	2,950	8.55 to 8.49	25,147	0.00%	-14.53% to -15.08%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Short NASDAQ-100 (PROSN)
2014	0.45% to 2.15%	114,259	$3.54 to $ 3.27	$381,614	0.00%	-19.74% to -21.12%
2013	0.45% to 2.15%	100,893	4.42 to 4.15	423,062	0.00%	-29.72% to -30.92%
2012	1.15% to 2.30%	81,510	6.17 to 5.98	494,350	0.00%	-19.73% to -20.67%
2011	1.15% to 2.45%	72,310	7.68 to 7.52	549,135	0.00%	-11.50% to -12.66%
2010	1.15% to 2.15%	90,870	8.68 to 8.62	786,558	0.00%	-13.17% to -13.75%	****
VP Technology (PROTEC)
2014	0.45% to 2.50%	410,320	15.01 to 13.91	5,892,607	0.00%	17.58% to 15.16%
2013	0.85% to 2.15%	329,911	12.63 to 12.19	4,079,935	0.00%	24.13% to 22.50%
2012	0.45% to 2.30%	190,108	10.24 to 9.93	1,912,005	0.00%	9.81% to 7.77%
2011	0.45% to 2.35%	107,196	9.33 to 9.21	992,449	0.00%	-6.71% to -7.89%	****
VP Telecommunications (PROTEL)
2014	0.45% to 2.15%	47,871	12.40 to 11.64	570,687	4.46%	0.11% to -1.60%
2013	0.45% to 2.45%	34,300	12.39 to 11.74	412,848	1.85%	11.56% to 9.32%
2012	1.15% to 2.15%	363,734	10.97 to 10.79	3,982,906	0.12%	15.17% to 14.01%
2011	0.45% to 1.65%	3,690	9.57 to 9.50	35,094	0.00%	-4.27% to -5.04%	****
VP U.S. Government Plus (PROGVP)
2014	0.45% to 2.20%	161,162	16.64 to 15.32	2,539,122	0.18%	35.78% to 33.39%
2013	0.65% to 2.15%	135,761	12.16 to 11.50	1,593,389	0.17%	-19.64% to -20.85%
2012	0.45% to 2.15%	211,249	15.22 to 14.53	3,136,876	0.00%	0.52% to -1.20%
2011	0.45% to 2.45%	221,028	15.14 to 14.64	3,284,785	0.13%	42.87% to 40.00%
2010	1.15% to 2.10%	195,289	10.55 to 10.48	2,057,018	0.30%	5.45% to 4.78%	****
VP UltraNASDAQ-100 (PROUN)
2014	0.45% to 2.50%	184,912	36.14 to 32.80	6,287,569	0.00%	35.23% to 32.45%
2013	0.45% to 2.45%	312,708	26.72 to 24.81	8,062,616	0.00%	78.24% to 74.66%
2012	0.45% to 2.45%	92,860	14.99 to 14.20	1,354,071	0.00%	33.15% to 30.47%
2011	0.45% to 2.15%	161,850	11.26 to 10.94	1,790,643	0.00%	-1.64% to -3.31%
2010	0.65% to 2.45%	54,992	11.43 to 11.29	625,052	0.00%	14.33% to 12.95%	****
VP Utilities (PROUTL)
2014	0.45% to 2.50%	364,675	15.33 to 14.20	5,370,466	2.19%	25.32% to 22.74%
2013	0.45% to 2.50%	112,703	12.23 to 11.57	1,336,584	3.07%	12.80% to 10.48%
2012	0.45% to 2.50%	163,570	10.84 to 10.47	1,734,505	1.99%	-0.31% to -2.37%
2011	0.85% to 2.50%	154,187	10.85 to 10.73	1,663,626	0.00%	8.49% to 7.29%	****
Global Managed Futures Strategy (RVMFU)
2014	0.45% to 2.35%	439,704	8.18 to 7.28	3,359,616	0.00%	11.58% to 9.45%
2013	0.45% to 2.55%	454,481	7.33 to 6.58	3,156,056	0.00%	2.13% to -0.03%
2012	0.45% to 2.55%	506,656	7.18 to 6.58	3,479,836	0.00%	-11.60% to -13.48%
2011	0.45% to 2.55%	884,949	8.12 to 7.61	6,966,058	0.00%	-9.04% to -10.95%
2010	0.45% to 2.55%	855,936	8.93 to 8.54	7,479,850	0.00%	-3.97% to -6.00%
Variable Fund - Long Short Equity Fund (RSRF)
2014	0.45% to 2.40%	546,015	10.59 to 15.48	7,808,046	0.00%	2.33% to 0.33%
2013	0.45% to 2.55%	564,715	10.35 to 10.21	7,978,425	0.00%	16.93% to 14.46%
2012	0.45% to 2.55%	594,453	8.85 to 8.92	7,197,791	0.00%	3.96% to 1.76%
2011	0.45% to 2.55%	738,378	8.52 to 8.77	8,530,419	0.00%	-6.98% to -8.94%
2010	0.45% to 2.55%	945,398	9.15 to 9.63	11,834,837	0.00%	10.71% to 8.37%
Variable Fund - CLS AdvisorOne Amerigo (RVAMR)
2014	0.45% to 2.55%	1,249,764	12.58 to 11.39	15,543,695	0.27%	3.01% to 0.83%
2013	0.45% to 2.50%	1,198,793	12.22 to 11.33	14,563,763	0.02%	22.88% to 20.35%
2012	0.45% to 2.50%	1,064,254	9.94 to 9.42	10,631,772	0.00%	13.19% to 10.86%
2011	0.45% to 2.50%	1,278,798	8.78 to 8.49	11,397,397	0.00%	-7.72% to -9.61%
2010	0.45% to 2.50%	1,384,728	9.52 to 9.40	13,531,612	0.10%	14.62% to 12.26%
Variable Trust - Banking Fund (RBKF)
2014	0.45% to 2.45%	233,270	6.70 to 5.29	1,926,493	1.36%	2.95% to 0.89%
2013	1.15% to 2.40%	196,923	8.50 to 6.91	1,611,604	0.55%	27.70% to 26.08%
2012	0.45% to 2.50%	584,843	5.06 to 4.15	3,684,231	0.24%	23.66% to 21.11%
2011	0.45% to 2.45%	158,278	4.09 to 3.43	833,475	0.23%	-22.58% to -24.13%
2010	0.65% to 2.45%	400,518	5.25 to 4.53	2,746,122	0.91%	12.30% to 10.27%
Variable Trust - Basic Materials Fund (RBMF)
2014	0.45% to 2.50%	167,362	10.66 to 12.02	3,602,338	3.09%	-2.26% to -4.27%
2013	0.45% to 2.50%	218,828	10.90 to 12.55	4,895,991	0.62%	0.79% to -1.28%
2012	0.45% to 2.50%	317,742	10.82 to 12.72	7,003,662	0.00%	10.22% to 7.95%
2011	0.45% to 2.50%	329,769	9.81 to 11.78	6,616,439	0.00%	-16.83% to -18.55%
2010	0.45% to 2.50%	799,928	11.80 to 14.46	19,506,692	0.56%	26.10% to 23.51%
Variable Fund - CLS AdvisorOne Select Allocation (RVBER)
2014	0.45% to 2.50%	878,354	12.34 to 10.52	9,985,356	0.61%	2.34% to 0.23%
2013	0.45% to 2.50%	677,455	12.06 to 10.50	7,580,969	1.52%	18.21% to 15.78%
2012	0.45% to 2.50%	803,979	10.20 to 9.07	7,703,594	1.12%	11.91% to 9.60%
2011	0.45% to 2.50%	912,603	9.12 to 8.27	7,900,607	1.59%	-4.64% to -6.60%
2010	1.15% to 2.50%	863,401	9.32 to 8.86	7,931,016	1.82%	12.44% to 10.91%
Variable Trust - Biotechnology Fund (RBF)
2014	0.45% to 2.50%	458,541	36.85 to 27.25	13,717,417	0.00%	32.10% to 29.38%
2013	0.45% to 2.50%	412,742	27.90 to 21.06	9,526,308	0.00%	53.51% to 50.35%
2012	0.45% to 2.50%	442,089	18.17 to 14.01	6,648,173	0.00%	35.37% to 32.58%
2011	0.45% to 2.50%	511,648	13.43 to 10.57	5,736,404	0.00%	10.09% to 7.83%
2010	0.45% to 2.50%	400,924	12.20 to 9.80	4,139,904	0.00%	10.20% to 7.94%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Fund - CLS AdvisorOne Clermont (RVCLR)
2014	0.45% to 2.50%	2,024,648	$11.74 to $ 10.24	$22,412,265	0.65%	1.34% to -0.75%
2013	0.45% to 2.50%	1,377,640	11.59 to 10.31	15,158,693	1.58%	9.67% to 7.41%
2012	0.45% to 2.50%	1,398,310	10.57 to 9.60	14,164,565	1.63%	10.29% to 8.01%
2011	0.45% to 2.50%	1,041,864	9.58 to 8.89	9,680,693	1.86%	-0.73% to -2.76%
2010	0.45% to 2.50%	846,387	9.65 to 9.14	8,075,221	1.80%	10.49% to 8.21%
Variable Trust - Commodities Strategy Fund (RVCMD)
2014	0.65% to 2.50%	809,296	4.11 to 3.32	2,425,031	0.00%	-34.44% to -35.66%
2013	0.45% to 2.55%	679,934	6.35 to 5.15	3,163,749	0.00%	-3.65% to -5.68%
2012	0.45% to 2.55%	929,892	6.59 to 5.46	4,541,338	0.00%	-1.85% to -3.93%
2011	0.45% to 2.55%	1,163,910	6.72 to 5.68	5,828,149	7.57%	-7.06% to -9.02%
2010	0.45% to 2.55%	1,715,037	7.23 to 6.24	9,325,565	0.00%	7.54% to 5.28%
Variable Trust - Consumer Products Fund (RCPF)
2014	0.45% to 2.50%	317,791	20.06 to 19.65	8,838,889	0.62%	12.12% to 9.81%
2013	0.45% to 2.50%	312,694	17.89	7,850,995	1.14%	27.67% to 25.05%
2012	0.45% to 2.50%	382,444	14.01 to 14.31	7,652,079	1.19%	8.56% to 6.31%
2011	0.45% to 2.50%	453,809	12.91 to 13.46	8,549,906	1.57%	13.25% to 10.93%
2010	0.65% to 2.50%	374,739	11.32 to 12.13	6,296,929	1.13%	16.52% to 14.35%
Variable Trust - Dow 2x Strategy Fund (RVLDD)
2014	0.45% to 2.50%	484,688	14.80 to 16.68	9,586,358	0.00%	16.28% to 13.88%
2013	0.45% to 2.50%	860,829	12.73 to 14.64	15,127,161	0.00%	61.97% to 58.64%
2012	0.45% to 2.50%	633,796	7.86 to 9.23	6,909,061	0.00%	16.62% to 14.21%
2011	0.45% to 2.50%	1,088,961	6.74 to 8.08	10,208,263	0.00%	8.60% to 6.37%
2010	0.65% to 2.50%	865,504	6.16 to 7.60	7,533,276	0.56%	23.78% to 21.47%
Variable Trust - Electronics Fund (RELF)
2014	0.45% to 2.50%	400,386	11.62 to 9.42	4,465,554	0.00%	23.18% to 20.65%
2013	0.45% to 2.50%	234,202	9.43 to 7.81	2,140,213	0.25%	34.44% to 31.68%
2012	1.15% to 2.50%	298,819	7.01 to 5.93	2,056,409	0.00%	-0.16% to -1.48%
2011	1.15% to 2.50%	274,559	7.02 to 6.02	1,890,025	0.00%	-17.45% to -18.57%
2010	0.45% to 2.50%	687,060	8.39 to 7.39	5,727,179	0.00%	9.06% to 6.82%
Variable Trust - Energy Fund (RENF)
2014	0.45% to 2.50%	759,621	9.48 to 9.90	15,822,605	0.17%	-18.99% to -20.66%
2013	0.45% to 2.50%	306,654	11.71 to 12.48	8,105,926	0.20%	22.91% to 20.38%
2012	0.45% to 2.50%	384,516	9.52 to 10.36	8,364,527	0.00%	1.94% to -0.16%
2011	0.45% to 2.50%	431,951	9.34 to 10.38	9,292,765	0.00%	-6.27% to -8.20%
2010	0.45% to 2.50%	604,777	9.97 to 11.31	14,110,519	0.42%	18.52% to 16.08%
Variable Trust - Energy Services Fund (RESF)
2014	0.45% to 2.50%	552,521	7.23 to 7.94	11,202,901	0.00%	-29.66% to -31.11%
2013	0.45% to 2.50%	261,356	10.27 to 11.52	7,762,863	0.00%	23.33% to 20.79%
2012	0.45% to 2.45%	241,614	8.33 to 9.57	5,828,967	0.00%	-0.05% to -2.06%
2011	0.45% to 2.50%	331,307	8.33 to 9.74	8,167,424	0.00%	-9.70% to -11.56%
2010	0.45% to 2.50%	588,785	9.23 to 11.02	16,225,485	0.00%	25.48% to 22.90%
Variable Trust - Europe 1.25x Strategy Fund (RLCE)
2014	0.45% to 2.15%	134,608	6.17 to 11.30	1,362,829	0.92%	-12.88% to -14.37%
2013	0.45% to 2.20%	598,527	7.08 to 13.12	7,083,250	0.19%	23.34% to 21.17%
2012	0.45% to 2.15%	724,600	5.74 to 10.88	6,751,752	1.30%	21.11% to 19.04%
2011	0.45% to 2.00%	226,240	4.74 to 7.75	1,847,382	0.00%	-15.52% to -16.83%
2010	0.45% to 2.15%	316,669	5.61 to 11.01	3,118,650	1.08%	-11.18% to -12.69%
Variable Trust - Financial Services Fund (RFSF)
2014	0.45% to 2.50%	671,332	9.22 to 7.77	7,747,716	0.64%	12.07% to 9.77%
2013	0.45% to 2.50%	505,938	8.22 to 7.07	5,285,828	0.51%	26.98% to 24.37%
2012	0.45% to 2.50%	545,150	6.48 to 5.69	4,530,810	0.20%	22.13% to 19.61%
2011	1.15% to 2.50%	450,938	7.07 to 4.76	3,123,398	0.07%	-15.90% to -17.05%
2010	1.15% to 2.50%	608,405	8.41 to 5.73	5,017,774	0.59%	13.05% to 11.51%
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
2014	0.45% to 2.55%	621,779	18.64 to 15.05	12,309,884	0.69%	34.05% to 31.23%
2013	0.45% to 2.55%	349,681	13.91 to 11.47	5,255,438	0.73%	-18.62% to -20.34%
2012	0.45% to 2.55%	587,510	17.09 to 14.39	10,996,570	0.78%	2.54% to 0.37%
2011	0.45% to 2.55%	1,104,597	16.67 to 14.34	20,076,897	2.05%	40.85% to 37.89%
2010	0.45% to 2.55%	657,160	11.83 to 10.40	8,797,254	2.54%	9.61% to 7.30%
Variable Trust - Health Care Fund (RHCF)
2014	0.45% to 2.50%	818,470	21.38 to 18.72	19,291,518	0.00%	24.06% to 21.50%
2013	0.45% to 2.50%	702,990	17.24 to 15.41	13,485,978	0.20%	41.18% to 38.27%
2012	0.45% to 2.50%	528,331	12.21 to 11.14	7,252,714	0.00%	16.64% to 14.23%
2011	0.45% to 2.50%	520,632	10.47 to 9.76	6,223,554	0.00%	4.22% to 2.08%
2010	0.65% to 2.50%	491,192	9.98 to 9.56	5,689,049	0.22%	6.07% to 4.10%
Variable Trust - Internet Fund (RINF)
2014	0.45% to 2.50%	134,520	17.88 to 16.84	3,583,436	0.00%	1.50% to -0.59%
2013	0.45% to 2.50%	310,691	17.61 to 16.94	8,210,449	0.00%	50.55% to 47.45%
2012	0.45% to 2.50%	185,142	11.70 to 11.49	3,319,461	0.00%	18.79% to 16.34%
2011	0.85% to 2.50%	221,146	9.67 to 9.88	3,358,860	0.00%	-12.67% to -14.12%
2010	0.45% to 2.50%	611,617	11.23 to 11.50	10,693,886	0.00%	20.23% to 17.76%
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
2014	1.15% to 2.50%	1,996,596	0.87 to 0.94	1,661,317	0.00%	-22.67% to -23.72%
2013	1.15% to 2.30%	1,540,494	1.13 to 1.01	1,652,682	0.00%	-44.53% to -45.18%
2012	1.15% to 2.50%	1,663,040	2.03 to 2.25	3,259,130	0.00%	-23.35% to -24.40%
2011	1.15% to 2.50%	1,321,652	2.65 to 2.97	3,391,507	0.00%	-27.91% to -28.89%
2010	0.45% to 2.35%	2,035,747	6.17 to 3.39	7,402,878	0.00%	-30.60% to -31.93%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
2014	0.45% to 2.50%	798,202	$3.65 to $ 3.34	$2,388,554	0.00%	-25.25% to -26.79%
2013	0.45% to 2.50%	2,866,211	4.88 to 4.56	12,393,562	0.00%	14.74% to 12.38%
2012	0.45% to 2.50%	869,975	4.25 to 4.06	3,218,671	0.00%	-6.62% to -8.55%
2011	0.45% to 2.15%	734,014	4.55 to 3.86	2,853,886	0.00%	-30.75% to -31.93%
2010	1.15% to 2.45%	1,192,824	5.77 to 6.56	6,761,742	0.00%	-13.81% to -14.95%
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
2014	1.15% to 2.50%	351,637	2.12 to 2.48	698,292	0.00%	-12.58% to -13.77%
2013	0.45% to 2.15%	298,812	3.51 to 2.20	694,206	0.00%	-27.90% to -29.13%
2012	1.15% to 2.15%	163,777	3.39 to 3.11	532,489	0.00%	-19.30% to -20.12%
2011	1.15% to 2.45%	212,941	4.20 to 5.13	874,985	0.00%	-8.40% to -9.60%
2010	1.15% to 2.30%	283,512	4.59 to 4.24	1,272,342	0.00%	-26.15% to -27.01%
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
2014	0.45% to 2.50%	321,838	2.69 to 2.09	392,180	0.00%	-19.00% to -20.67%
2013	0.45% to 2.15%	399,140	3.32 to 1.71	589,385	0.00%	-29.37% to -30.58%
2012	0.45% to 2.15%	1,229,953	4.70 to 2.47	2,556,769	0.00%	-19.01% to -20.40%
2011	1.00% to 2.45%	846,407	5.66 to 4.81	2,106,354	0.00%	-10.97% to -12.27%
2010	1.00% to 2.15%	1,332,478	6.36 to 3.52	3,766,653	0.00%	-22.06% to -22.96%
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
2014	0.45% to 2.50%	655,199	2.84 to 2.31	1,245,930	0.00%	-9.26% to -11.13%
2013	0.45% to 2.30%	603,134	3.13 to 1.95	1,327,490	0.00%	-31.16% to -32.44%
2012	0.45% to 2.50%	353,496	4.55 to 3.86	1,111,165	0.00%	-18.52% to -20.21%
2011	0.45% to 2.50%	669,629	5.58 to 4.84	2,579,323	0.00%	-8.03% to -9.92%
2010	0.45% to 2.10%	831,180	6.07 to 4.05	3,652,201	0.00%	-27.95% to -29.15%
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
2014	0.65% to 2.50%	878,859	3.83 to 3.05	2,018,138	0.00%	-15.01% to -16.59%
2013	0.45% to 2.40%	737,210	4.56 to 2.50	2,017,505	0.00%	-26.85% to -28.28%
2012	0.45% to 2.50%	1,072,355	6.24 to 5.10	4,048,971	0.00%	-17.35% to -19.06%
2011	0.45% to 2.50%	1,195,966	7.55 to 6.30	5,557,221	0.00%	-9.45% to -11.31%
2010	0.45% to 2.40%	1,905,883	8.33 to 4.84	9,868,136	0.00%	-17.33% to -18.95%
Variable Trust - Japan 2x Strategy Fund (RLCJ)
2014	1.15% to 2.50%	79,473	11.43 to 8.23	881,829	0.00%	-16.38% to -17.53%
2013	0.45% to 2.50%	175,090	11.30 to 9.98	2,492,057	0.00%	55.30% to 52.10%
2012	1.15% to 2.00%	246,456	8.86 to 8.04	2,124,721	0.00%	18.72% to 17.70%
2011	0.45% to 2.00%	124,422	6.08 to 6.83	909,194	0.00%	-29.26% to -30.37%
2010	0.45% to 2.00%	383,490	8.60 to 9.81	3,956,633	0.00%	15.20% to 13.49%
Variable Trust - Leisure Fund (RLF)
2014	0.45% to 2.50%	181,903	16.70 to 15.57	4,941,762	0.22%	7.00% to 4.80%
2013	0.45% to 2.50%	191,698	15.61 to 14.86	4,912,517	0.59%	41.77% to 38.85%
2012	0.45% to 2.50%	283,744	11.01 to 10.70	5,168,194	0.00%	20.77% to 18.28%
2011	0.45% to 2.50%	271,172	9.12 to 9.05	4,150,612	0.00%	1.99% to -0.10%
2010	0.45% to 2.50%	482,219	8.94 to 9.06	7,280,301	0.07%	29.76% to 27.09%
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
2014	0.45% to 2.50%	94,489	17.06 to 15.57	3,088,946	0.00%	11.43% to 9.14%
2013	0.45% to 2.50%	181,969	15.31 to 14.27	4,876,218	0.00%	49.56% to 46.48%
2012	0.45% to 2.50%	321,813	10.24 to 9.74	6,437,591	0.00%	23.77% to 21.21%
2011	0.45% to 2.50%	265,722	8.27 to 8.03	4,354,258	0.00%	-8.01% to -9.90%
2010	0.45% to 2.50%	552,427	8.99 to 8.92	10,223,461	0.00%	36.93% to 34.12%
Variable Fund - Multi-Hedge Strategies (RVARS)
2014	0.45% to 2.35%	732,401	9.17 to 8.44	6,714,451	0.00%	4.19% to 2.20%
2013	0.45% to 2.55%	794,484	8.80 to 7.95	7,062,750	0.00%	1.20% to -0.94%
2012	0.45% to 2.55%	901,230	8.69 to 8.03	7,991,268	0.68%	1.76% to -0.39%
2011	0.45% to 2.55%	676,240	8.54 to 8.06	5,936,147	0.00%	2.92% to 0.75%
2010	0.45% to 2.55%	714,090	8.30 to 8.00	6,167,122	0.00%	5.70% to 3.48%
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
2014	0.45% to 2.45%	1,027,097	28.37 to 28.14	31,048,384	0.00%	35.96% to 33.23%
2013	0.45% to 2.45%	936,401	20.86 to 21.12	20,772,792	0.00%	79.40% to 75.81%
2012	0.45% to 2.50%	458,586	11.63 to 11.97	5,970,633	0.00%	33.52% to 30.77%
2011	0.45% to 2.45%	514,544	8.71 to 9.18	5,033,949	0.00%	-1.12% to -3.10%
2010	0.45% to 2.50%	952,362	8.81 to 9.45	9,411,024	0.00%	36.28% to 33.48%
Variable Trust - NASDAQ-100(R) Fund (ROF)
2014	0.45% to 2.55%	746,528	20.32 to 19.28	19,033,453	0.00%	16.92% to 14.45%
2013	0.45% to 2.55%	887,995	17.38 to 16.84	19,264,862	0.00%	34.01% to 31.19%
2012	0.45% to 2.55%	436,120	12.97 to 12.84	7,425,414	0.00%	16.24% to 13.79%
2011	0.45% to 2.55%	435,810	11.16 to 11.28	6,569,631	0.00%	1.71% to -0.43%
2010	0.45% to 2.55%	719,153	10.97 to 11.33	10,918,017	0.00%	17.95% to 15.47%
Variable Trust - Nova Fund (RNF)
2014	0.45% to 2.55%	666,929	14.98 to 14.48	12,705,422	0.08%	18.05% to 15.56%
2013	0.45% to 2.55%	1,902,052	12.69 to 12.53	28,504,432	0.09%	48.32% to 45.19%
2012	0.45% to 2.55%	841,905	8.55 to 8.63	9,379,489	0.00%	21.69% to 19.12%
2011	0.45% to 2.55%	1,040,432	7.03 to 7.24	9,596,287	0.05%	-1.61% to -3.68%
2010	0.45% to 2.55%	1,293,811	7.14 to 7.52	12,255,667	0.23%	19.43% to 16.91%
Variable Trust - Precious Metals Fund (RPMF)
2014	0.45% to 2.50%	879,941	4.63 to 4.34	8,151,128	0.13%	-17.72% to -19.42%
2013	0.45% to 2.50%	851,731	5.62 to 5.38	9,524,330	0.93%	-46.34% to -47.45%
2012	0.45% to 2.50%	885,640	10.48 to 10.24	19,661,667	0.00%	-4.53% to -6.50%
2011	0.45% to 2.50%	1,056,256	10.97 to 10.96	24,363,086	0.06%	-24.50% to -26.05%
2010	0.45% to 2.50%	1,736,396	14.53 to 14.82	54,691,917	0.00%	37.46% to 34.63%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust - Real Estate Fund (RREF)
2014	0.45% to 2.50%	492,656	$ 12.68 to $ 10.84	$10,849,321	1.19%	20.46% to 17.98%
2013	0.45% to 2.50%	391,260	10.52 to 9.19	7,335,555	2.09%	3.48% to 1.35%
2012	0.45% to 2.50%	680,026	10.17 to 9.06	12,388,116	1.15%	17.81% to 15.38%
2011	0.45% to 2.50%	526,180	8.63 to 7.86	8,271,602	2.30%	1.81% to -0.29%
2010	0.45% to 2.50%	891,868	8.48 to 7.88	14,023,773	1.52%	24.30% to 21.75%
Variable Trust - Retailing Fund (RRF)
2014	0.45% to 2.50%	187,893	18.94 to 16.36	4,394,236	0.00%	8.17% to 5.94%
2013	0.45% to 2.50%	192,774	17.51 to 15.44	4,609,507	0.02%	35.19% to 32.40%
2012	1.15% to 2.50%	162,131	18.29 to 11.66	2,891,298	0.00%	15.43% to 13.85%
2011	0.45% to 2.50%	449,160	11.14 to 10.24	6,881,946	0.00%	4.83% to 2.67%
2010	1.00% to 2.50%	429,272	10.43 to 9.98	6,365,320	0.00%	23.89% to 22.01%
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
2014	0.45% to 2.50%	237,482	14.69 to 12.72	5,562,054	0.00%	3.82% to 1.68%
2013	0.45% to 2.50%	252,741	14.15 to 12.51	5,980,277	0.00%	57.85% to 54.60%
2012	0.45% to 2.50%	279,441	8.96 to 8.09	4,500,142	0.00%	21.55% to 19.04%
2011	0.45% to 2.50%	336,537	7.37 to 6.80	4,364,860	0.00%	-12.58% to -14.38%
2010	0.45% to 2.50%	533,873	8.44 to 7.94	8,237,200	0.00%	37.23% to 34.41%
Variable Trust - S&P 500 2x Strategy Fund (RTF)
2014	0.45% to 2.50%	891,598	14.44 to 14.42	16,675,744	0.00%	24.09% to 21.54%
2013	0.45% to 2.50%	1,014,924	11.64 to 11.86	15,631,139	0.00%	67.95% to 64.50%
2012	0.45% to 2.50%	582,339	6.93 to 7.21	5,226,163	0.00%	28.80% to 26.15%
2011	0.45% to 2.50%	1,396,743	5.38 to 5.72	10,087,308	0.00%	-4.38% to -6.35%
2010	1.15% to 2.50%	1,486,798	7.77 to 6.10	11,351,949	0.00%	24.03% to 22.34%
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
2014	0.45% to 2.50%	3,194,594	19.39 to 17.00	62,517,460	0.00%	11.91% to 9.61%
2013	0.45% to 2.50%	2,287,444	17.32 to 15.51	40,474,629	0.00%	40.68% to 37.79%
2012	0.45% to 2.50%	1,437,364	12.31 to 11.26	18,360,948	0.00%	12.80% to 10.47%
2011	0.45% to 2.50%	1,364,526	10.92 to 10.19	15,651,318	0.00%	-1.53% to -3.56%
2010	0.45% to 2.50%	1,651,539	11.09 to 10.57	19,524,177	0.00%	24.47% to 21.91%
Variable Trust - S&P 500 Pure Value Fund (RVLCV)
2014	0.45% to 2.50%	2,128,730	16.01 to 15.24	41,597,840	0.37%	10.44% to 8.17%
2013	0.45% to 2.50%	2,417,188	14.50 to 14.09	43,034,012	0.00%	44.61% to 41.63%
2012	0.45% to 2.50%	1,057,510	10.02 to 9.94	13,120,094	0.39%	21.68% to 19.17%
2011	0.45% to 2.50%	1,398,503	8.24 to 8.35	14,524,395	0.02%	-3.60% to -5.59%
2010	0.45% to 2.45%	1,501,383	8.55 to 10.32	16,526,954	0.62%	19.77% to 17.53%
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
2014	0.45% to 2.50%	827,165	19.98 to 17.28	18,929,666	0.00%	-2.00% to -4.01%
2013	0.45% to 2.50%	1,496,626	20.39 to 18.00	35,384,794	0.00%	33.45% to 30.70%
2012	0.45% to 2.50%	995,696	15.28 to 13.78	18,018,082	0.00%	15.53% to 13.15%
2011	0.45% to 2.50%	670,396	13.22 to 12.17	10,603,297	0.00%	-1.10% to -3.14%
2010	0.45% to 2.50%	1,676,122	13.37 to 12.57	27,190,047	0.00%	31.98% to 29.27%
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
2014	0.45% to 2.50%	573,667	14.96 to 13.91	11,065,293	0.04%	6.24% to 4.06%
2013	0.45% to 2.50%	1,127,639	14.08 to 13.36	20,702,285	0.10%	35.19% to 32.41%
2012	0.45% to 2.30%	483,777	10.42 to 12.98	6,630,169	0.00%	16.46% to 14.29%
2011	0.45% to 2.30%	1,362,882	8.95 to 11.35	16,294,604	0.00%	-7.57% to -9.28%
2010	0.45% to 2.30%	371,676	9.68 to 12.52	4,896,712	0.48%	19.59% to 17.37%
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
2014	0.45% to 2.50%	756,633	16.74 to 14.69	14,965,168	0.00%	-0.45% to -2.50%
2013	0.45% to 2.50%	1,496,718	16.82 to 15.06	29,782,353	0.00%	40.67% to 37.78%
2012	0.45% to 2.45%	870,994	11.96 to 10.97	12,741,235	0.00%	10.11% to 7.89%
2011	0.45% to 2.45%	620,483	10.86 to 10.17	8,354,924	0.00%	3.05% to 0.98%
2010	0.45% to 2.45%	824,063	10.54 to 10.07	10,859,606	0.00%	24.84% to 22.33%
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
2014	0.45% to 2.45%	517,699	14.73 to 12.65	9,163,876	0.00%	0.86% to -1.17%
2013	0.45% to 2.45%	812,402	14.61 to 12.80	14,186,349	0.48%	42.18% to 39.33%
2012	0.45% to 2.50%	498,760	10.27 to 9.15	6,290,002	0.00%	19.84% to 17.36%
2011	0.45% to 2.45%	541,995	8.57 to 7.82	5,824,859	0.00%	-9.85% to -11.66%
2010	0.45% to 2.45%	474,756	9.51 to 11.28	5,747,110	0.00%	24.54% to 22.19%
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
2014	0.45% to 2.40%	560,826	8.05 to 5.96	3,757,287	0.00%	22.38% to 19.98%
2013	0.45% to 2.30%	150,484	6.58 to 5.01	808,868	0.00%	-3.41% to -5.20%
2012	1.00% to 2.30%	567,154	6.61 to 5.28	3,204,951	0.00%	-7.22% to -8.44%
2011	0.45% to 2.45%	465,951	7.30 to 5.65	2,839,577	0.00%	-4.69% to -6.60%
2010	1.00% to 2.45%	430,980	7.52 to 6.05	2,774,400	0.00%	-5.46% to -6.85%
Variable Trust - Technology Fund (RTEC)
2014	0.45% to 2.50%	527,975	14.01 to 12.90	9,837,345	0.00%	9.76% to 7.50%
2013	0.45% to 2.50%	362,371	12.77 to 12.00	6,237,296	0.00%	34.78% to 32.01%
2012	0.45% to 2.50%	354,947	9.47 to 9.09	4,670,093	0.00%	11.48% to 9.18%
2011	0.45% to 2.50%	376,999	8.50 to 8.33	4,491,807	0.00%	-9.61% to -11.47%
2010	1.15% to 2.50%	790,795	13.70 to 9.41	10,514,690	0.00%	10.75% to 9.24%
Variable Trust - Telecommunications Fund (RTEL)
2014	0.65% to 2.15%	126,898	7.92 to 12.39	1,138,272	1.99%	1.95% to 0.41%
2013	0.90% to 1.90%	117,499	8.86 to 8.29	1,042,534	2.05%	15.92% to 15.23%
2012	0.45% to 2.10%	119,021	6.73 to 10.79	923,565	1.56%	4.39% to 2.65%
2011	1.15% to 2.10%	281,388	7.56 to 10.51	2,092,890	0.84%	-15.38% to -16.20%
2010	1.15% to 2.10%	509,641	8.94 to 12.54	4,480,482	2.10%	13.19% to 12.11%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust - Transportation Fund (RTRF)
2014	0.45% to 2.50%	355,267	$ 17.59 to $ 15.58	$10,200,613	0.00%	22.25% to 19.73%
2013	0.45% to 2.50%	410,896	14.39 to 13.02	9,712,977	0.00%	49.96% to 46.88%
2012	0.45% to 2.50%	266,492	9.59 to 8.86	4,292,283	0.00%	17.05% to 14.64%
2011	0.45% to 2.50%	254,532	8.20 to 7.73	3,559,732	0.00%	-11.52% to -13.34%
2010	1.00% to 2.50%	443,935	9.09 to 8.92	7,080,384	0.00%	22.89% to 21.03%
Variable Trust - Utilities Fund (RUTL)
2014	0.45% to 2.50%	551,770	14.64 to 14.89	8,856,609	1.72%	22.34% to 19.82%
2013	0.45% to 2.50%	315,279	11.97 to 12.43	4,236,429	3.11%	13.12% to 10.79%
2012	0.45% to 2.50%	479,076	10.58 to 11.22	5,772,558	2.30%	0.66% to -1.42%
2011	0.45% to 2.50%	801,459	10.51 to 11.38	9,654,483	1.83%	15.77% to 13.39%
2010	0.45% to 2.50%	677,177	9.08 to 10.03	7,120,416	3.27%	6.40% to 4.21%
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
2014	0.45% to 2.10%	69,426	6.97 to 7.18	524,984	0.00%	-22.27% to -23.56%
2013	0.45% to 2.10%	63,300	8.97 to 9.40	623,311	0.00%	-3.25% to -4.86%
2012	0.45% to 2.50%	77,859	9.27 to 9.80	803,071	0.00%	0.33% to -1.74%
2011	0.45% to 2.10%	79,878	9.24 to 10.01	822,499	0.00%	-4.12% to -5.70%
2010	1.15% to 2.35%	155,516	11.17 to 10.48	1,707,547	0.00%	-6.69% to -7.83%
Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)
2014	0.45% to 2.45%	656,347	10.42 to 10.07	6,709,817	0.00%	1.92% to -0.13%
2013	0.45% to 2.20%	443,521	10.22 to 10.10	4,502,917	0.00%	2.21% to 1.01%	****
Variable Funds Trust - Series M (Macro Opportunities Series) (GSBLMO)
2014	0.45% to 2.35%	95,487	10.56 to 10.34	996,814	0.00%	4.87% to 2.87%
2013	1.35% to 2.10%	2,358	10.06 to 10.05	23,718	0.00%	0.61% to 0.51%	****
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2014	0.45% to 2.50%	598,836	7.06 to 6.54	4,061,072	0.06%	-19.47% to -21.13%
2013	0.45% to 2.50%	461,180	8.76 to 8.29	3,930,479	0.54%	10.04% to 7.77%
2012	0.45% to 2.50%	276,250	7.96 to 7.69	2,159,544	0.73%	2.92% to 0.79%
2011	0.45% to 2.50%	86,604	7.74 to 7.63	671,686	0.00%	-22.62% to -23.68%	****
VIP Trust - Multi-Manager Alternatives Fund: Initial Class (VWAR)
2014	1.15% to 2.15%	188,357	9.78 to 9.43	1,819,617	0.00%	-2.20% to -3.19%
2013	1.15% to 2.20%	168,013	10.00 to 9.72	1,665,592	0.00%	3.84% to 2.74%
2012	1.15% to 2.15%	287,520	9.63 to 9.47	2,760,934	0.00%	0.16% to -0.85%
2011	1.15% to 1.80%	208,859	9.62 to 9.81	2,008,439	0.00%	-3.82% to -4.23%	****
Variable Insurance Portfolios - Asset Strategy (WRASP)
2014	0.45% to 2.50%	2,023,234	13.52 to 12.27	26,136,125	0.50%	-5.69% to -7.63%
2013	0.45% to 2.50%	2,219,333	14.33 to 13.28	30,788,998	1.16%	24.57% to 22.01%
2012	0.45% to 2.45%	2,119,340	11.51 to 10.90	23,773,000	1.06%	18.64% to 16.25%
2011	0.45% to 2.50%	2,026,378	9.70 to 9.37	19,482,900	1.07%	-7.62% to -9.52%
2010	0.45% to 2.35%	1,623,923	10.50 to 10.37	17,158,592	0.12%	5.00% to 3.67%	****
Variable Trust: Alternative Strategies Allocation Fund (obsolete) (RVASA)
2011	1.15% to 2.35%	360,426	9.27 to 8.93	3,310,377	2.08%	-4.19% to -5.35%
2010	0.45% to 2.10%	380,558	9.81 to 9.48	3,658,591	0.32%	-1.06% to -2.70%
Variable Fund - All-Asset Aggressive Strategy (obsolete) (RVAAS)
2012	0.45% to 2.30%	51,471	11.18	557,054	1.09%	12.13% to 10.04%
2011	0.45% to 2.50%	58,543	9.97	572,088	0.34%	-4.72%
2010	1.15% to 2.50%	445,037	10.42	4,622,028	1.52%	4.17%	****
Variable Fund - All-Asset Conservative Strategy (obsolete) (RVACS)
2012	0.45% to 2.25%	274,533	10.80 to 10.29	2,899,591	1.83%	7.22% to 5.28%
2011	0.45% to 2.25%	192,189	10.07 to 9.77	1,906,307	0.29%	-1.75% to -3.52%
2010	1.15% to 2.25%	292,601	10.20 to 10.13	2,979,398	2.95%	2.02% to 1.26%	****
Variable Fund - All-Asset Moderate Strategy (obsolete) (RVAMS)
2012	0.45% to 2.30%	381,412	10.81 to 10.28	4,020,875	1.52%	9.53% to 7.49%
2011	0.45% to 2.30%	431,152	9.87 to 9.57	4,190,316	0.35%	-3.24% to -5.04%
2010	1.15% to 2.30%	460,683	10.15 to 10.07	4,669,700	2.52%	1.52% to 0.74%	****
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.45% to 2.15%	308,078	13.39 to 14.62	4,810,959	5.64%	6.46% to 4.64%
2012	0.45% to 2.45%	435,367	12.58 to 13.40	6,431,471	1.48%	14.19% to 11.89%
2011	0.45% to 2.45%	5,343,722	11.01 to 11.97	69,405,465	5.96%	3.34% to 1.27%
2010	0.45% to 2.45%	5,060,142	10.66 to 11.82	64,726,021	7.86%	6.58% to 10.39%	****
Variable Fund - DWA Flexible Allocation (obsolete) (RVDFA)
2012	0.45% to 2.50%	1,212,032	8.86 to 8.38	10,441,756	0.00%	1.65% to -0.45%
2011	0.45% to 2.50%	1,858,221	8.72 to 8.42	15,904,667	0.39%	-11.54% to -13.36%
2010	1.00% to 2.50%	2,129,161	9.82 to 9.72	20,832,375	0.00%	-1.82% to -2.81%	****
Variable Fund - DWA Sector Rotation (obsolete) (RVDSR)
2012	0.45% to 2.50%	1,578,196	9.19 to 8.69	14,127,817	0.00%	3.37% to 1.23%
2011	0.45% to 2.50%	2,618,123	8.89 to 8.59	22,892,659	0.14%	-7.73% to -9.63%
2010	0.45% to 2.50%	3,695,517	9.63 to 9.50	35,366,276	0.00%	-3.68% to -5.00%	****
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.45% to 2.50%	312,339	10.25 to 9.50	3,129,777	0.96%	0.30% to -1.77%
2012	0.45% to 2.20%	190,632	10.22 to 9.75	1,930,557	0.63%	16.71% to 14.65%
2011	0.45% to 2.20%	134,567	8.76 to 8.50	1,245,009	0.61%	-22.74% to -24.10%
2010	0.45% to 2.50%	203,740	11.34 to 11.18	2,493,091	0.14%	13.37% to 11.82%	****
Global Currents Variable International All Cap Opportunity Portfolio (obsolete) (SBIEP)
2011	1.30%	8,400	10.30	86,509	8.94%	-12.74%
2010	1.30%	8,402	11.80	99,160	1.81%	2.37%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Nationwide Fund - Class III (obsolete) (TRF3)
2013	0.45% to 2 .30%	113,926	$ 15.59 to $ 16.83	$1,841,734	1.53%	30.53% to 28.11%
2012	0.45% to 2.30%	83,029	11.94 to 13.14	1,043,764	1.90%	13.81% to 11.69%
2011	1.15% to 2.30%	35,854	11.40 to 11.76	404,651	1.46%	-0.37% to -1.53%
2010	1.15% to 1.80%	25,101	11.44 to 10.80	279,379	1.09%	12.17% to 11.52%
NVIT Government Bond Fund - Class III (obsolete) (GBF3)
2013	0.45% to 2.15%	669,943	10.68 to 11.38	9,075,697	1.44%	-4.53% to -6.16%
2012	0.45% to 2.45%	1,281,066	11.19 to 11.96	18,225,025	1.99%	2.58% to 0.51%
2011	0.45% to 2.45%	1,741,410	10.90 to 11.90	24,573,093	2.99%	6.78% to 4.64%
2010	0.45% to 2.45%	2,020,667	10.21 to 12.26	27,039,696	2.99%	2.12% to 2.25%	****
NVIT Investor Destinations Aggressive Fund - Class VI (obsolete) (GVIDA6)
2013	0.45% to 1.95%	379,377	14.92 to 16.25	6,452,390	1.97%	26.61% to 24.70%
2012	0.45% to 1.80%	323,301	11.78 to 13.21	4,419,224	1.58%	15.40% to 13.83%
2011	1.15% to 1.80%	370,983	12.20 to 11.60	4,441,637	1.86%	-5.04% to -5.66%
2010	1.15% to 2.05%	396,111	12.85 to 12.09	4,985,129	1.88%	13.25% to 12.31%
NVIT Investor Destinations Balanced Fund - Class VI (obsolete) (NVDBL6)
2013	0.45% to 2.00%	106,233	12.93 to 12.21	1,328,607	1.95%	12.92% to 11.17%
2012	0.45% to 2.00%	88,965	11.45 to 10.98	994,694	2.07%	8.99% to 7.28%
2011	0.45% to 2.50%	42,375	10.50 to 10.15	437,306	2.09%	0.42% to -1.64%
2010	1.15% to 1.95%	55,752	10.41 to 10.36	579,146	0.68%	4.12% to 3.56%	****
NVIT Investor Destinations Capital Appreciation Fund - Class VI (obsolete) (NVDCA6)
2013	1.00% to 2.50%	96,385	13.56 to 12.82	1,276,664	2.10%	18.20% to 16.41%
2012	1.15% to 2.50%	51,664	11.42 to 11.01	585,042	1.44%	11.01% to 9.49%
2011	1.15% to 2.00%	50,520	10.29 to 10.14	518,356	1.32%	-2.12% to -2.96%
2010	1.15% to 2.00%	21,384	10.51 to 10.45	224,655	0.73%	5.14% to 4.54%	****
NVIT Investor Destinations Conservative Fund - Class VI (obsolete) (GVIDC6)
2013	0.45% to 2.30%	768,696	11.50 to 11.87	9,911,437	1.32%	4.23% to 2.30%
2012	0.45% to 2.30%	1,240,205	11.04 to 11.60	15,505,928	1.72%	4.68% to 2.73%
2011	0.45% to 2.50%	1,390,326	10.54 to 10.68	16,787,146	2.47%	2.48% to 0.37%
2010	0.45% to 2.30%	1,453,199	10.29 to 11.23	17,110,895	2.34%	2.87% to 3.50%	****
NVIT Investor Destinations Moderate Fund - Class VI (obsolete) (GVIDM6)
2013	0.45% to 2.50%	1,230,727	13.38 to 12.32	18,913,039	1.46%	16.03% to 13.64%
2012	0.45% to 2.50%	1,698,729	11.53 to 10.84	22,732,682	1.53%	10.34% to 8.07%
2011	0.45% to 2.50%	1,903,557	10.45 to 10.03	23,305,379	2.10%	-0.49% to -2.53%
2010	1.15% to 2.50%	1,859,898	12.69 to 10.29	23,158,697	2.00%	9.58% to 8.09%
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (obsolete) (GVDMA6)
2013	0.45% to 1.95%	427,296	14.25 to 15.67	7,074,831	1.72%	21.82% to 19.98%
2012	0.45% to 1.80%	441,954	11.70 to 13.25	6,069,951	1.53%	13.23% to 11.71%
2011	1.15% to 1.80%	617,750	12.46 to 11.86	7,548,836	2.00%	-3.27% to -3.86%
2010	1.15% to 2.05%	762,011	12.88 to 12.13	9,649,660	1.92%	11.62% to 10.69%
NVIT Investor Destinations Moderately Conservative Fund - Class VI (obsolete) (GVDMC6)
2013	0.45% to 2.50%	671,052	12.52 to 11.92	9,594,807	1.25%	10.10% to 7.83%
2012	0.45% to 2.50%	1,136,193	11.37 to 11.05	14,897,003	1.67%	7.48% to 5.26%
2011	0.45% to 2.25%	1,162,051	10.58 to 11.60	14,381,049	2.32%	1.71% to -0.13%
2010	0.45% to 2.05%	1,252,758	10.40 to 11.79	15,322,320	2.16%	4.00% to 6.30%	****
NVIT Multi-Manager International Value Fund - Class VI (obsolete) (GVDIV6)
2013	0.45% to 2.45%	210,197	12.48 to 11.59	2,564,300	2.33%	20.55% to 18.13%
2012	0.45% to 2.00%	96,323	10.35 to 13.16	1,004,054	0.17%	16.42% to 14.56%
2011	0.45% to 2.00%	75,748	8.89 to 11.49	694,870	1.67%	-16.77% to -18.06%
2010	0.45% to 1.90%	78,665	10.68 to 10.58	838,675	3.53%	6.85% to 5.82%	****
NVIT Multi-Manager Small Cap Growth Fund - Class III (obsolete) (SCGF3)
2013	0.45% to 2.50%	108,907	18.01 to 12.27	1,728,650	0.00%	43.72% to 40.77%
2012	0.45% to 2.10%	47,661	12.53 to 13.44	527,377	0.00%	12.87% to 10.99%
2011	0.45% to 2.10%	51,142	11.11 to 12.11	515,631	0.00%	-1.10% to -2.73%
2010	0.45% to 1.90%	51,624	11.23 to 9.79	530,351	0.00%	12.28% to 23.03%	****
NVIT Multi-Manager Small Cap Value Fund - Class III (obsolete) (SCVF3)
2013	0.45% to 2.45%	132,331	17.07 to 14.54	2,714,433	1.05%	39.74% to 36.94%
2012	0.45% to 2.00%	65,799	12.22 to 14.90	968,868	0.99%	20.04% to 18.27%
2011	0.45% to 1.90%	49,161	10.18 to 12.72	658,532	0.39%	-5.59% to -6.96%
2010	0.45% to 1.85%	73,763	10.78 to 13.74	1,052,882	0.55%	7.82% to 24.23%	****
NVIT Multi-Manager Small Company Fund - Class III (obsolete) (SCF3)
2013	0.45% to 2.10%	142,009	16.81 to 25.48	3,283,214	0.15%	40.32% to 37.99%
2012	0.45% to 2.20%	156,996	11.98 to 18.28	2,626,810	0.17%	14.96% to 12.93%
2011	0.45% to 2.20%	171,964	10.42 to 16.19	2,524,182	0.54%	-5.97% to -7.62%
2010	1.15% to 2.20%	182,582	16.13 to 17.52	2,892,144	0.33%	23.91% to 22.59%
Variable Trust - International Long Short Select Fund (obsolete) (RVIRO)
2010	0.45% to 2.55%	430,229	8.20 to 7.75	3,435,470	0.62%	-1.44% to -3.52%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
ClearBridge Variable All Cap Value Portfolio Class I (obsolete) (SBTRP)
2011	1.30%	1,435	$23.02	$33,027	1.36%	-7.41%
2010	1.30%	1,436	24.86	35,696	1.78%	15.09%

2014	Reserves for annuity contracts in payout phase:			89,289
2014	Contract owners equity:			$1,524,687,920
2013	Reserves for annuity contracts in payout phase:			113,380
2013	Contract owners equity:			$1,358,664,885
2012	Reserves for annuity contracts in payout phase:			110,587
2012	Contract owners equity:			$1,146,493,847
2011	Reserves for annuity contracts in payout phase:			143,761
2011	Contract owners equity:			$1,059,222,360
2010	Reserves for annuity contracts in payout phase:			230,615
2010	Contract owners equity:			$1,112,505,376

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.